As filed with the Securities and Exchange Commission on January 29, 1999

                                                 1933 Act File No. 2-84012
                                                1940 Act File No. 811-3752




                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ X ]

     Pre-Effective Amendment No. ___

     Post-Effective Amendment No. 44

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ X ]

     Amendment No. 46


                            THE MANAGERS FUNDS
         -------------------------------------------------
            (Exact name of Registrant as Specified in Charter)

          40 Richards Avenue, Norwalk, Connecticut 06854
        --------------------------------------------------
        (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (203) 857-5321

                                             Copy to:

                                             Joel H. Goldberg, Esq.
     Donald S. Rumery, Secretary             Swidler Berlin Shereff
     The Managers Funds, L.P.                   Friedman, LLP
     40 Richards Avenue                      919 Third Avenue
     Norwalk, Connecticut  06854             New York, New York  10022
        ---------------------------------------------------
            (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)
[   ]  immediately upon filing pursuant to paragraph (b)
[   ]  on April 1, 1999 pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[ X ]  on April 1, 1998 pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[   ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                     THE MANAGERS FUNDS
                SUPPLEMENT DATED JANUARY 29, 1999
                TO PROSPECTUS DATED MAY 1, 1998

The Prospectus is hereby supplemented as follows:

On January 29, 1999, The Managers Funds, L.P. (the "Manager") and its partners entered into an agreement (the "Purchase Agreement") with Affiliated Managers Group, Inc. ("AMG"). Under the Purchase Agreement, at the closing, The Managers Funds, L.P. will convert into a Delaware limited liability company ("LLC") and AMG will acquire a 95% interest in its profits and a 100% in the capital of the Manager with the remaining 5% interest in the profits to be retained by certain key employees of the Manager (the "Transaction"). AMG will become managing member of the LLC. AMG is a publicly-traded Delaware corporation that acquires and holds interests in management investment companies. The Transaction is expected to close on or about April 2, 1999, subject to various conditions.

At an in-person meeting held on January 13, 1999, the Board of Trustees of The Managers Funds considered the proposed Transaction and approved a new advisory agreement between each Fund (other than Managers
Money Market Fund) and the LLC, new sub-advisory agreements and other contracts with the LLC on the same terms as the existing contracts to take effect upon the effective date of the Transaction. The approval of the advisory agreements with the LLC and of the Sub-Advisory Agreement on behalf of the Managers Capital Appreciation Funbd and Essex Investment Management Company, LLC (an affiliate of AMG) are subject to the approval by the shareholders of the applicable Funds. A special meeting of shareholders will be held to consider these matters before the proposed Transaction is consummated. A proxy statement describing the matters to be considered will be mailed to each shareholder in advance of the meeting.

January 29, 1999



THE MANAGERS FUNDS
---------------------
INCOME EQUITY FUND
CAPITAL APPRECIATION FUND
SPECIAL EQUITY FUND
INTERNATIONAL EQUITY FUND
EMERGING MARKETS EQUITY FUND
----------------------
PROSPECTUS
DATED APRIL 1, 1999
----------------------
WHERE LEADING MONEY MANAGERS CONVERGE





The  Securities and Exchange Commission has not approved  or
disapproved   these   securities  or  determined   if   this
Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
---------------------------------------------------------------

            KEY INFORMATION ABOUT THE EQUITY FUNDS
Risk/Return    Goals and Principal Strategies of the Funds      1
  Summary      Risk Summary                                     2
               Performance Summary                              5
               Fees and Expenses of the Fund                    6

            THE MANAGERS FUNDS
               The Management Team                              8
               The Year 2000 Issue                              8
____________________________________________________________________
Summary of   INCOME EQUITY FUND
   the         Objective and Investment Strategy                9
   Funds       Should I Invest In This Fund?                   10
               Principal Risks and Rewards                     10
               Fees and Expenses                               11
               Portfolio Management of the Fund                11

            CAPITAL APPRECIATION FUND
               Objective and Investment Strategy               12
               Should I Invest In This Fund?                   13
               Principal Risks and Rewards                     13
               Fees and Expenses                               14
               Portfolio Management of the Fund                14

            SPECIAL EQUITY FUND
               Objective and Investment Strategy               15
               Should I Invest In This Fund?                   16
               Principal Risks and Rewards                     16
               Fees and Expenses                               17
               Portfolio Management of the Fund                17

            INTERNATIONAL EQUITY FUND
               Objective and Investment Strategy               19
               Should I Invest In This Fund?                   20
               Principal Risks and Rewards                     20
               Fees and Expenses                               21
               Portfolio Management of the Fund                21

            EMERGING MARKETS EQUITY FUND
               Objective and Investment Strategy               22
               Should I Invest In This Fund?                   23
               Principal Risks and Rewards                     23
               Fees and Expenses                               24
               Portfolio Management of the Fund                24
____________________________________________________________________
Additional   OTHER RISK FACTORS
  Risks of     A Few Words About Risk                          25
Investing
____________________________________________________________________
Information  FINANCIAL HIGHLIGHTS
About your     Financial Information for the Funds             31
Investment
            YOUR ACCOUNT
               Minimum Investments                             36
               How to Purchase Shares                          37
               How to Sell Shares                              38

            INVESTOR SERVICES
               General Fund Policies                           39

            ACCOUNT POLICIES, DIVIDENDS AND TAXES
               Account Statements                              41
               Dividends and Distributions                     41
               Tax Information                                 41
____________________________________________________________________
            FOR MORE INFORMATION                       Back Cover

KEY INFORMATION ABOUT THE EQUITY FUNDS
-------------------------------------------------------------------

                GOALS AND PRINCIPAL STRATEGIES OF THE FUNDS


Fund/Principal Risk Factors          	Goal                 	Strategy
----------------------------------------------------------------------------
* Income Equity Fund	         High current income    	-Invests principally in income-producing
                              from income-producing 	  equity securities thereby achieving returns
	Risk Factors:	               equity securities	       from such income
     	Market Risk		                                  	-Seeks to achieve capital appreciation
     	Economic Risk			                                 through improvements in the relative
     	Sector (Industry) Risk			                        valuation of the securities in the portfolio
			                                                   -Eliminates securities if and when the price
			                                                    appreciation such that the dividend yield
			                                                    drops below a certain level relative to the
			                                                    market or when the fundamental attributes
			                                                    of a company deteriorate

* Capital Appreciation Fund	 Long-term capital	       -Invests principally in equity securities
	                            appreciation from	        of companies with growing revenues
	Risk Factors:	              equity securities.     	  or earnings
     	Market Risk	           Income is the         	 	-Seeks to achieve returns through price
     	Price Risk	            secondary objective	      appreciation through earnings growth
     	Sector (Industry) Risk	                       		-Eliminates securities if and when the valuation
				                                                   exceeds expected future earnings growth rates
				                                                   or when the fundamental attributes of a
				                                                   company deteriorate

* Special Equity Fund	       Long-term capital	       -Invests principally in equity securities of
                             appreciation from      	  small-capitalization companies
	Risk Factors:               equity securities of    	-Seeks to achieve returns from capital
     	Market Risk	           small- and medium-	       appreciation through price multiple
     	Liquidity Risk        	capitalization companies	 expansion, earnings growth and takeovers
     	Price Risk			                                   -Each manager has individual sell disciplines
				                                                   which are based on price relative to expected
				                                                   growth rates or intrinsic value or when the
				                                                   fundamental attributes of a company
				                                                   deteriorate

* International Equity      Long-term capital	        -Invests principally in equity securities of
	    Fund                   appreciation from	         non-U.S. companies
	Risk Factors:	             foreign equity securities	-Seeks to achieve returns from capital
     	Market Risk			                                   appreciation through price multiple
     	Currency Risk			                                 expansion and earnings growth
     	Political Risk			                               -Eliminates securities if and when the original
				                                                   investment thesis has matured; when the
				                                                   fundamental attributes of a company deteriorate;
				                                                   or when the price of the security exceeds
				                                                   expected earnings growth rates

* Emerging Markets Equity 	Long-term capital         	-Invests principally in equity securities of
      Fund	                appreciation from	          companies in emerging market countries
	                          emerging market	           -Seeks to achieve returns from capital
	Risk Factors:	            equity securities	          appreciation through price multiple
     	Market Risk			                                   expansion and earnings growth
    	 Liquidity Risk	                                	-Eliminates securities if and when the
     	Currency Risk			                                 fundamental attributes of a company or
     	Political Risk	                             		   country of a company deteriorate; when price
				                                                   exceeds expected earnings growth rates; or in
				                                                   order to rebalance the portfolio toward country
				                                                   diversification targets


                                                       Risk/Return Summary
----------------------------------------------------------------------------
This Prospectus contains important information for anyone interested in investing in The Managers Funds no-load mutual fund family. Please read this document carefully before you invest and keep it with you for future reference.

You should base your purchase of these Funds on your own goals, risk preferences and time horizons.


RISK SUMMARY

[GRAPHIC]
All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in these Funds.

The following are the principal risk factors associated with the Equity Funds. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the specific Fund in which you are interested. As with any mutual fund, you could lose money over a period of time.

Please keep in mind that shares of these Funds:
* Are not deposits or obligations of any bank
* Are not guaranteed or endorsed by any bank
* Are not federally insured by the Federal Deposit Insurance
  Corporation, the Federal Reserve Board or any other federal agency


MARKET RISK
[GRAPHIC]

Market risk is also called systematic risk. It typically refers to the basic variability that stocks exhibit as a result of stock market fluctuations. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, your stock investments will also likely decrease in value. Conversely, if the stock market rises in value, your stock investment will also likely increase in value.

                                                    	Risk/Return Summary
------------------------------------------------------------------------

PRICE RISK

[GRAPHIC]
As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If expectations are not met, or if expectations are lowered, the prices of the securities will drop. This happens with the individual securities or the financial markets overall. For more information regarding Price Risk, see OTHER RISK FACTORS.

SECTOR (INDUSTRY) RISK

[GRAPHIC]
Companies that are in similar businesses may be similarly affected by particular economic or market events. To measure sector (industry) risk, one would group the holdings of the portfolio into sectors or industries and observe the amounts which are invested in each group. Diversification of groups may reduce sector (industry) risk but may also dilute potential returns. For more information regarding Sector (Industry) Risk, see OTHER RISK FACTORS.

LIQUIDITY RISK

Liquidity Risk is the risk that you cannot sell a security at a reasonable price in a reasonable time frame when you want or need to.
This risk applies to all assets. For more information regarding Liquidity Risk, see OTHER RISK FACTORS.

ECONOMIC RISK

The prevailing economic environment is important to the health of all businesses. However, some companies are more sensitive to changes in the domestic and/or global economy than others. These types of companies are often referred to as cyclical businesses. Countries in which a large portion of businesses are in cyclical industries are thus also very economically sensitive and carry a higher amount of economic risk.

CURRENCY RISK

[GRAPHIC]
The value of foreign securities in an investor's home currency depends both upon the price of the securities and the exchange rate of the currency. Adverse currency fluctuations are an additional risk of foreign investing. Currency risk may be

                                                Risk/Return Summary
--------------------------------------------------------------------

reduced through diversification among currencies or hedging with the use of foreign currency contracts.

[GRAPHIC]
*EURO CONVERSION. The introduction of a new single European currency, known as the "euro," may result in uncertainties for securities in European companies, European markets and the operation of the Funds.
The euro was introduced on January 1, 1999, by 11 European Union member countries who are participating in the European Monetary Unit. The introduction of the euro results in the redenomination of certain European debt and equity securities over a period of time, which may bring differences in various tax, accounting and legal treatments that would not otherwise occur. Any market disruptions due to the euro could have an adverse effect on the Funds. At this stage, no one knows what degree of impact the introduction of the euro will have on the Funds and to the extent that the impact adversely affects a particular holding in a Fund's portfolio, the Fund's performance may be affected.

POLITICAL RISK

[GRAPHIC]
Changes in the political status of any country can have profound effects on the values of securities within that country as well as the credit quality of the securities. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks may be reduced only by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

                                               	Risk/Return Summary
--------------------------------------------------------------------

PERFORMANCE SUMMARY

The following bar chart illustrates each of the Fund's year-by-year total return and how performance of each of the Funds has varied over the past ten years. The chart assumes that all dividend and capital gain distributions have been reinvested. However, past performance does not guarantee future results.

                     MANAGERS EQUITY FUNDS
                ANNUAL RETURNS - LAST TEN CALANDER YEARS
Fund                            1989         1990           1991       1992     1993     1994     1995     1996     1997     1998
--------                        -----         -----          ----      -----     ----     ----     ----     ----     ----     ----
Income Equity Fund             22.2%          -13.0          29.7      10.0      12.4     1.0      34.4     17.1     27.2     11.7
Capital Appreciation Fund      21.0           - 1.9          32.9      10.5      16.7    -1.5      33.4     13.7     12.7     57.3
Special Equity Fund            32.8           -15.8          49.8      16.1      17.4    -2.0      33.9     24.8     24.4     57.3
International Equity Fund      15.1           - 9.5          18.2       4.3      38.2     2.0      16.2     12.8     10.8     14.5
Emerging Markets Equity Fund    ---             ---           ---       ---      ----     ----     ---       ---     ----     ----
--------------

*For the Income Equity Fund over this period, the highest quarterly return was 14.40% and the lowest quarterly return was -16.52%.
*For the Capital Appreciation Fund over this period, the highest quarterly return was 31.25% and the lowest quarterly return was -14.17%.
*For the Special Equity Fund over this period, the highest quarterly return was 21.64% and the lowest quarterly return was -20.97%.
*For the International Equity Fund over this period, the highest quarterly return was 13.86% and the lowest quarterly return was -16.18%.
*For the Emerging Markets Equity Fund over this period, the highest quarterly return was 15.35% and the lowest quarterly return was -20.59%.

The following table compares each of the Fund's performance to that of a broadly based securities market index and other indexes, if applicable. Again, the table assumes that dividends and capital gains distributions have been reinvested for both the Fund and the Index. As always, the past is not an indication of what will happen in the future.

AVERAGE ANNUAL TOTAL RETURN (AS A PERCENTAGE) AS OF 12/31/98

                           1 YEAR              5 YEARS           10 YEARS
                           ------              -------            -------
Income Equity Fund        11.73%             17.68%              14.43%
S&P 500 Index             28.61%             24.06%              19.19%

Capital Appreciation
   Fund                   57.34%             21.51%              18.36%
S&P 500 Index             28.61%             24.06%              19.19%

Special Equity Fund        0.20%             15.35%              16.64%
Russell 2000 Index        -2.31%             11.91%              12.94%

International Equity
   Fund                   14.54%             11.16%              11.62%
MSCI EAFE                 19.99%              9.19%               5.70%

Emerging Markets
   Equity Fund**            N/A               N/A                  N/A
MSCI EM Free             -25.54%             -9.31%              10.92%
--------------------------

*All returns for the Funds are after expenses.
**The Fund commenced operations on February 9, 1998.

[TEXT BOX]
Total Return is used by all mutual funds to calculate the hypothetical change in the value of a share over a specified period of time, assuming reinvestment of all dividends and distributions.

                                                 			Risk/Return Summary
------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

[GRAPHIC]
As an investor, you pay certain fees and expenses in connection with buying and holding shares of the Funds. The following table illustrates those fees and expenses. Keep in mind that each of these Funds has no sales charge (load).

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of the offering price).............  None
Maximum Deferred Sales Charge (Load)..................  None
Meximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Other Distributions...................  None
Redemption Fee........................................  None
Exchange Fee..........................................  None
Maximum Account Fee...................................  None

ANNUAL FUND OPERATION EXPENSES (expenses that are deducted from Fund assets)

                        Income                Capital            Special            International            Emerging Markets
                        Equity             Appreciation          Equity             Equity                     Equity
                         Fund                 Fund                Fund                Fund                      Fund
------------------------------------------------------------------------------------------------------------------------------
Management Fee          0.75%                  0.80%              0.90%              0.90%                   1.15%(a)
Distribution (12b-1)
   Fees                 0.00%                  0.00%              0.00%              0.00%                   0.00%
Other Expenses          0.57%                  0.56%              0.44%              0.52%                   2.17% (b)
Total Expenses before
   Expense Reductions   1.32%                  1.36%              1.34%              1.42%                   3.32%
Expense Reductions(c)  (0.04)%                (0.07)%            (0.00)%(d)         (0.01)%                 (0.14)%
Total Annual Fund
   Operating Expenses   1.28%                  1.29%              1.34%              1.41%                   3.18%(e)
---------------------

(a) The Management Fee of the Fund, restated to reflect a waiver in effect, would have been 0.75%
(b) Other Expenses of the Fund, restated to reflect a waiver in effect, would have been 1.79%
(c) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.
(d) Less than 0.01%
(e) Total Annual Fund Operating Expenses of the Fund, restated to reflect a waiver in effect, would have been 2.54%

[TEXT BOX]
The Management Fee is the fee paid to The Managers Funds, L.P. and in turn, a portion of which is paid to the external asset manager who manage the Fund's portfolios.

Distribution (12b-1) Fees are those expenses charged by some mutual funds for the cost of marketing and advertising. THESE FUNDS DO NOT HAVE ANY 12B-1 FEES.

                                                        Risk/Return Summary
---------------------------------------------------------------------------
                 EXAMPLE

                 The   following  Example  will   help   you
                 compare  the costs of investing in  various
                 funds.   It assumes that you invest $10,000
                 as  an initial investment in each Fund  for
                 the  time periods indicated and then redeem
                 all  of  your  shares at the end  of  those
                 periods.    It  also  assumes   that   your
                 investment has a 5% total return each  year
                 and  each  of the Fund's operating expenses
                 remain  the  same.   Although  your  actual
                 costs may be higher or lower, based on the above assumptions, your costs would be:

Fund                        1 Year             5 Years           10 Years
-------------             ----------          -----------         ---------
Income Equity Fund          $130               $702               $1545
Capital Appreciation Fund    131                708                1556
Special Equity Fund          136                734                1613
International Equity
   Fund                      144                771                1691
Emerging Markets Equity
   Fund                      321               1664                3485

The Managers Funds
-----------------------------------------------------------------

THE MANAGEMENT TEAM
[GRAPHIC]

	The Managers Funds (referred to in this Prospectus as "We" and "Us") is a no-load mutual fund family currently comprised of ten different
 Funds, each having distinct investment management objectives, strategies, risks and policies. Many of our Funds employ a multi-manager investment approach which can provide added diversification within each portfolio.

	The Managers Funds, L.P. serves as investment manager to each Fund and is responsible for the Fund's overall administration and distribution.
 It selects and recommends, subject to the approval of the Board of Trustees, one or more independent asset managers to manage each Fund's investment portfolio. The Managers Funds, L.P. also monitors the performance, security holdings and investment strategies of these external asset managers and when appropriate, researches any potential new asset managers for our Fund family.


THE YEAR 2000 ISSUE

[GRAPHIC]
The "Year 2000 problem," a date-related computer issue, could have an adverse impact on the nature and quality of the services provided to the Funds and their shareholders. In addition to verifying that all internal systems are compliant, we are taking steps to address the problem by working with all of our sub-advisers and outside vendors. We have obtained assurances from each of our key service providers that they are taking steps within their organizations to make their systems and products Year 2000 compliant. However, we cannot be completely certain that all sub-advisers and vendors will be fully "Year 2000 compliant." We are unable to predict the impact of this problem on the portfolio companies in which the Funds invest. We will continue to monitor developments relating to this issue.

Managers Income Equity Fund               Ticker Symbol:  MGIEX
-----------------------------------------------------------------


OBJECTIVE AND INVESTMENT STRATEGY

[GRAPHIC]
The Fund's objective is to achieve a high level of current income from a diversified portfolio of income-producing equity securities. In view of the risks associated with investing in equity securities, there is no guarantee that the Fund will achieve this objective.

In achieving this goal, the Fund intends to invest at least 65% of its total assets in the equity securities of U.S. companies. The Fund may invest a substantial portion of its portfolio in cash, cash equivalents or securities of any type in response to abnormal market conditions.

Important Strategic Considerations
[GRAPHIC]
The Fund relies on the professional judgement of its two independent asset managers to make decisions about the securities held in the Fund's portfolio. Each asset manager utilizes investment guidelines provided by us to capitalize on each asset manager's strengths.

Each asset manager rigorously analyzes each of the prospective holdings in their portfolios. In selecting securities, both asset managers:

* Identify securities with attractive valuations that, at the time of purchase, yield more than the S&P 500.
* Select primarily mid- to large-capitalization companies.
* Expect to generate return from capital appreciation through price multiple expansion and dividend income.
* Eliminate securities if and when the price appreciation such that dividend yield drops below a certain level relative to the market of when the fundamental attributes of a company deteriorate.

Please be aware that the above criteria is not a full investment strategy of the asset managers and is subject to change at the discretion of The Managers Funds, L.P.

[TEXT BOX]
Capitalization is the market value of the company. It is equal to the per share price of the company's stock times the number of shares outstanding.

More information on the Fund's investment strategies and holdings can be found in our current Annual and Semi-Annual Reports or on our Internet website at www.managersfunds.com.

                                             		Ticker Symbol:  MGIEX
---------------------------------------------------------------------

SHOULD I INVEST IN THIS FUND?
[graphic]

This Fund may be suitable if you:
* Are seeking an opportunity for some equity returns in your investment portfolio
* Are seeking return from current dividends
* Are willing to accept a moderate risk investment
* Have an investment time horizon of five years or more

This Fund may not be suitable if you:
* Are seeking stability of principal
* Are investing with a shorter time horizon in mind


PRINCIPAL RISKS AND REWARDS
[graphic]
By investing in stocks, the value of your investment will fluctuate on a day-to-day basis in connection with movements in the stock market. In addition, the prices of equity securities held by the Fund may be affected by the activities of the individual companies in the portfolio.

The Fund may also invest a portion of its assets in foreign securities which may expose shareholders to additional risks, such currency exchange rates and lack of adequate and available company information. Some foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some foreign countries. Therefore, you could lose money if the foreign currency in which a security in the portfolio is denominated declines against the U.S. Dollar.

In an effort to manage this risk, this Fund invests in a diversified portfolio of common stocks across various companies and industries. The allocation of the portfolio among different industry sectors is a result of each manager's individual stock selection. To the extent that the Fund invests in different industries and/or securities relative to the Standard & Poor's 500 Composite Index ("S&P 500"), the Fund may be more or less volatile than the S&P 500. For more information on Risk, see OTHER RISK FACTORS.

[TEXT BOX]
The S&P 500 Index is an unmanaged index of common stocks chosen by Standard & Poor's to reflect the leading companies in the leading industries of the U.S. economy.

                                            			Ticker Symbol:  MGIEX
-------------------------------------------------------------------

[graphic]
The Fund may invest some assets in options, futures and foreign currencies. These practices are used primarily to hedge the Fund's portfolio but they may be used to increase returns. Some of these practices may reduce returns and will increase volatility. At times, the Fund may engage in short-term trading, which could result in higher taxable distributions.

The Fund may also buy securities with borrowed money which has the effect of magnifying the Fund's gains or losses. This is a form of leverage.

The Fund may, at the discretion of its portfolio managers, invest up to 100% of its assets in cash equivalents for temporary defensive purposes to respond to adverse market, political, economic or other conditions. During such a period, the Fund may not achieve its investment objective.


FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.75%
Distribution (12b-1) Fees................................ 0.00%
Other Expenses..........................................  0.57%
Total Expenses before Expense Reductions.................  1.32%
Expense Reductions (a)................................    (0.04)%
Total Annual Fund Operating Expenses....................... 1.28%
-----------------

(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.

PORTFOLIO MANAGEMENT OF THE FUND

Scudder Kemper Investments, Inc. and Chartwell Investment Partners, L.P. each manages a portion of the Fund. Robert T. Hoffman is the portfolio manager for the portion of the Income Equity Fund managed by Scudder. Harold Ofstie leads a team of portfolio managers for the portion of the Income Equity Fund managed by Chartwell.

[TEXT BOX]
WHAT AM I INVESTING IN?
You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets.

This Fund is not a complete investment program and there is no guarantee that our Funds will reach their stated goals.
                            11


Managers Capital Appreciation Fund	                   Ticker Symbol: MGCAX
--------------------------------------------------------------------------


OBJECTIVE AND INVESTMENT STRATEGY
[graphic]
The Fund's objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities. Income is the Fund's secondary objective. In view of the risks associated with investing in equity securities, there is no guarantee that the Fund will achieve this objective.

In achieving this goal, the Fund intends to invest its assets principally in the equity securities of mid- to large-capitalization companies in the United States. The Fund may invest a substantial portion of its portfolio in cash, cash equivalents or securities of any type in response to abnormal market conditions.

Important Strategic Considerations
[graphic]
The Fund relies on the professional judgement of its two independent asset managers to make decisions about the securities held in the Fund's portfolio. Each asset manager utilizes investment guidelines provided by us to capitalize on each asset manager's strengths.

Each asset manager rigorously analyzes each of the prospective holdings in their portfolios. In selecting securities, both asset managers:

* Identify securities of companies in which they expect substantial revenue or earnings growth.
* Select primarily mid- to large-capitalization companies.
* Expect to generate return almost exclusively from capital appreciation through earnings growth.
* Eliminate securities if and whenthe valuation exceeds expected future earnings growth rates or when the fundamental attributes of a company deteriorate.

Please be aware that the above criteria is not a full investment strategy of the asset managers and is subject to change at the discretion of The Managers Funds, L.P.

                                     12

                                            		Ticker Symbol: MGCAX


SHOULD I INVEST IN THIS FUND?
[graphic]
This Fund may be suitable if you:
* Are seeking an opportunity for some equity returns in your investment portfolio
* Are willing to accept a higher degree of risk for the opportunity of higher potential returns
* Have an investment time horizon of five years or more

This Fund may not be suitable if you:
* Are seeking stability of principal
* Are investing with a shorter time horizon in mind
* Are uncomfortable with risk


PRINCIPAL RISKS AND REWARDS
[graphic]
By investing in stocks, the value of your investment will fluctuate on a day-to-day basis in connection with movements in the stock market.
In addition, the prices of equity securities held by the Fund may be affected by the activities of the individual companies in the portfolio.

The Fund may also invest a portion of its assets in foreign securities which may expose shareholders to additional risks, such currency exchange rates and lack of adequate and available company information. Some foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some foreign countries. Therefore, you could lose money if the foreign currency in which a security in the portfolio is denominated declines against the U.S. Dollar.

In an effort to manage this risk, this Fund invests in a diversified portfolio of common stocks across mid- to large-capitalization companies and multiple industries. The allocation of the portfolio among different industry sectors is a result of each manager's individual stock selection.
To the extent that the Fund invests in different industries and/or securities relative to the Standard & Poor's 500 Composite Index ("S&P 500"), the Fund may be more or less volatile than the S&P 500. For more information on Risk, see OTHER RISK FACTORS.

                                13




                                       			Ticker Symbol: MGCAX

[Graphic]
The Fund may invest some assets in options, futures and foreign currencies. These practices are used primarily to hedge the Fund's portfolio but they may be used to increase returns. Some of these practices may reduce returns and will increase volatility. At times, the Fund may engage in short-term trading, which could result in higher taxable distributions.

The Fund may also buy securities with borrowed money which has the effect of magnifying the Fund's gains or losses. This is a form of leverage.

The Fund may, at the discretion of its portfolio managers, invest up to 100% of its assets in cash equivalents for temporary defensive purposes to respond to adverse market, political, economic or other conditions. During such a period, the Fund may not achieve its investment objective.



FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.80%
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 0.56%
Total Expenses before Reductions......................    1.36%
Expense Reductions (a) .................................. (0.07)%
Total Annual Fund Operating Expenses...............       1.29%

(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.

PORTFOLIO MANAGEMENT OF THE FUND

Essex Investment Management Co., LLC and Roxbury Capital Management, LLC each manages a portion of the Fund. Joseph C. McNay and Daniel Beckham are the portfolio managers for the portion of the Capital Appreciation Fund managed by Essex. Kevin P. Riley is the portfolio manager for the portion of the Capital Appreciation Fund managed by Roxbury.
                                  14



Managers Special Equity Fund                   	Ticker Symbol: MGSEX

OBJECTIVE AND INVESTMENT STRATEGY
[graphic]
The Fund's objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities of small- and medium-capitalization companies. In view of the risks associated with investing in small-capitalization equity securities, there is no guarantee that the Fund will achieve this objective.

In achieving this goal, the Fund intends to invest at least 65% of its total assets in the equity securities of small- and medium-capitalization companies in the United States. An emphasis is placed on security selection of those companies whose shares have a market capitalization of under $1.5 billion. Once purchased, shares may continue to be held even if the market capitalization grows above $1.5 billion. The Fund may invest a substantial portion of its portfolio in cash, cash equivalents or securities of any type in response to abnormal market conditions.

Important Strategic Considerations
[graphic]
The Fund relies on the professional judgement of its four independent asset managers to make decisions about the securities held in the Fund's portfolio. Each of the four asset managers has dramatically different approaches to investment. Each asset manager utilizes investment guidelines provided by us to capitalize on each asset manager's strengths.

Each asset manager rigorously analyzes each of the prospective holdings in their portfolios. In selecting securities:

* Two of the asset managers identify securities of companies in which they expect substantial revenue or earnings growth and thus expect to generate returns primarily through capital appreciation concurrent with earnings growth.
* The other two asset managers consider valuation extremely important and thus expect to generate returns from capital appreciation through price multiple expansion, earnings growth and takeovers.
* The asset managers select primarily small capitalization securities.
* The asset managers have individual sell disciplines which are based on price relative to expected growth rates or intrinsic value or when the fundamental attributes of a company deteriorate.

Please be aware that the above criteria is not a full investment strategy of the asset managers and is subject to change at the discretion of The Managers Funds, L.P.
                                      15

                                            		Ticker Symbol: MGSEX

SHOULD I INVEST IN THIS FUND?
[graphic]
This Fund may be suitable if you:
* Are seeking an opportunity for small company equity returns in your investment portfolio
* Are willing to accept a high risk investment for the opportunity of higher potential returns
* Have an investment time horizon of 5 years or more

This Fund may not be suitable if you:
* Are seeking stability of principal
* Are investing with a shorter time horizon in mind
* Are uncomfortable with risk
* Are seeking current income

PRINCIPAL RISKS AND REWARDS
[graphic]
By investing in stocks, the value of your investment will fluctuate on a day-to-day basis in connection with movements in the stock market. In addition, the prices of equity securities held by the Fund may be affected by the activities of the individual companies in the portfolio.

The Fund invests a significant portion of its assets in small-capitalization companies. These companies may offer a greater potential of capital appreciation than larger companies but also involve potentially greater risk. Smaller companies may have more limited product lines, markets or financial resources than larger companies. The securities of smaller companies may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, small-cap stocks, and the Fund, may fluctuate significantly more in value than larger-cap stocks and the funds that focus in larger-cap stocks.

The Fund may also invest a portion of its assets in foreign securities which may expose shareholders to additional risks, such as currency exchange rates and lack of adequate and available company information. Some foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some foreign countries. Therefore, you could lose money if the foreign security in which a security in the portfolio is denominated declines against the U.S Dollar.

                                     16

                                         			Ticker Symbol: MGSEX
[graphic]
In an effort to manage this risk, this Fund invests in a diversified portfolio of common stocks across small- and medium-capitalization companies and in multiple industries.

The allocation of the portfolio among different industry sectors is a result of each manager's individual stock selection. To the extent that the Fund invests in different industries and/or securities relative to the Russell 2000 Small Capitalization Index ("Russell 2000"), the Fund may be more or less volatile than the Russell 2000. For more information on Risk, see OTHER RISK FACTORS.

[TEXT BOX]

The Russell 2000 Index is an index of the smallest 2000 companies of the Russell 3000 Index. The Russell 3000 Index is composed of 3000 large U.S. companies, as determined by their market capitalization.


The Fund may invest some assets in options, futures and foreign currencies. These practices are used primarily to hedge the Fund's portfolio but they may be used to increase returns. Some of these practices may reduce returns and will increase volatility. At times, the Fund may engage in short-term trading, which could result in higher taxable distributions.

The Fund may also buy securities with borrowed money which has the effect of magnifying the Fund's gains or losses. This is a form of leverage.

The Fund may, at the discretion of its portfolio managers, invest up to 100% of its assets in cash equivalents for temporary defensive purposes to respond to adverse market, political, economic or other conditions. During such a period, the Fund may not achieve its investment objective.


FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.90%
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 0.44%
Total Expenses before Reductions..........................1.34%
Expense Reductions .......................................0.00%(a)
Total Annual Fund Operating Expenses..................... 1.34%

(a)	Less than 0.01%.

                             17



                                 		Ticker Symbol: MGSEX
________________________________________________________________________

PORTFOLIO MANAGEMENT OF THE FUND

Liberty Investment Management, Pilgrim, Baxter & Associates, Ltd., Westport Asset Management and Kern Capital Management LLC each manage a portion of the Fund. Timothy G. Ebright is the portfolio manager for the portion of the Special Equity Fund managed by Liberty. Gary L. Pilgrim is the lead portfolio manager for the portion of the Special Equity Fund managed by Pilgrim. Mr. Pilgrim is assisted by Jeffrey Wrona in managing the portfolio for Pilgrim. Andrew J. Knuth is the portfolio manager for the portfolio manager for the portion of the Special Equity Fund managed by Westport. Robert E. Kern, Jr. is the portfolio manager for the portion of the Special Equity Fund managed by Kern.







Managers International Equity Fund	                    Ticker Symbol: MGITX


OBJECTIVE AND INVESTMENT STRATEGY
[graphic]
The Fund's objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities of non-U.S. companies. Income is the Fund's secondary objective. In view of the risks associated with investing in both equity and foreign securities, there is no guarantee that the Fund will achieve this objective.

In achieving this goal, the Fund intends to invest at least 65% of its total assets in the equity securities of medium to large capitalization companies outside of the United States. An emphasis is placed on security selection of those companies whose shares have a market capitalization of over $1 billion. The Fund intends to diversify investments among countries outside the United States.

Important Strategic Considerations
[graphic]
The Fund may invest in both developed and developing countries. A substantial portion of the Fund's portfolio may be investing in cash, cash equivalents or securities of any type in response to abnormal market conditions.

The Fund relies on the professional judgement of its two independent asset managers to make decisions about the securities held in the Fund's portfolio. Each asset manager utilizes investment guidelines provided by us to capitalize on each asset manager's strengths.

Each asset manager rigorously analyzes each of the prospective holdings in their portfolios. In selecting securities, the asset managers:

* Identify securities of companies with attractive valuations; one asset manager seeks companies undergoing change while the other asset manager seeks to identify long-term investment themes.
* Select primarily mid- to large-capitalization international stocks.
* Expect to generate returns almost exclusively from capital appreciation.
* Eliminate securities if and when the original investment thesis has matured; when the fundamental attributes of a company deteriorate; or when the price of the security exceeds expected earnings growth rates.

Please be aware that the above criteria is not a full investment strategy of the asset managers and is subject to change at the discretion of The Managers Funds, L.P.

                                                 		Ticker Symbol: MGITX

SHOULD I INVEST IN THIS FUND?
[graphic]
This Fund may be suitable if you:
* Are seeking an opportunity for some international market equity returns in your investment portfolio
* Are willing to accept a moderate risk investment
* Have an investment time horizon of five years or more

This Fund may not be suitable if you:
* Are seeking stability of principal
* Are investing with a shorter time horizon in mind
* Are uncomfortable with risk
* Are seeking current income

PRINCIPAL RISKS AND REWARDS
[graphic]
By investing in stocks, the value of your investment will fluctuate on a day-to-day basis in connection with movements in the stock market. In addition, the prices of equity securities held by the Fund may be affected by the activities of the individual companies in the portfolio.

By investing primarily in foreign stocks, the Fund may expose shareholders to additional risks such as currency exchange rates and lack of adequate and available company information. Some foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some foreign countries.

In addition, most foreign securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. Dollar and cause you to lose money.

In an effort to manage this risk, this Fund invests in a diversified portfolio of common stocks across mid to large capitalization companies and multiple industries and countries. The allocation of the portfolio among different industry sectors is a result of each manager's individual stock selection.
To the extent that the Fund invests in different industries and/or securities relative to the Morgan Stanley Capital International EAFE Index ("MSCI EAFE"), the Fund may be more or less volatile than the MSCI EAFE. For more information on Risk, see OTHER RISK FACTORS.

[TEXT BOX]
The MSCI EAFE Index is an index consisting of over 1,000 large, publicly traded stocks from 20 countries of Europe, Austrailia and the Far East.

                                              		Ticker Symbol: MGITX


[graphic]
The Fund may invest some assets in options, futures and foreign currencies. These practices are used primarily to hedge the Fund's portfolio but they may be used to increase returns. Some of these practices may reduce returns and will increase volatility. At times, the Fund may engage in short-term trading, which could result in higher taxable distributions.

The Fund may also buy securities with borrowed money which has the effect of magnifying the Fund's gains or losses. This is a form of leverage.

The Fund may, at the discretion of its portfolio managers, invest up to 100% of its assets in cash equivalents for temporary defensive purposes to respond to adverse market, political, economic or other conditions. During such a period, the Fund may not achieve its investment objective.


FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.90%
Distribution (12b-1) Fees................................ 0.00%
Other Expenses........................................... 0.52%
Total Expenses before Expense Reductions.................	1.42%
Expense Reductions (a).................................	(0.01)%
Total Annual Fund Operating Expenses..................... 1.41%

(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.

PORTFOLIO MANAGEMENT OF THE FUND

Scudder Kemper Investments, Inc. and Lazard Asset Management each manage a portion of the Fund.  William E. Holzer and Diego Espinosa are the portfolio managers for the portion of the International Equity Fund managed by Scudder.
John R. Reinsberg is the portfolio manager for the portion of the
International Equity Fund managed by Lazard.
                                 21


Managers Emerging Markets Equity Fund               Ticker Symbol: MGMEX


OBJECTIVE AND INVESTMENT STRATEGY
[graphic]
The Fund's objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities of companies in countries considered to be emerging or developing by the World Bank or the United
Nations. In view of the risks associated with investing in both equity and emerging market securities, there is no guarantee that the Fund will achieve this objective.

In achieving this goal, the Fund intends to invest at least 65% of its total assets in the equity securities of companies based or operating primarily in developing economies in the world. The Fund may invest a substantial portion of its portfolio in cash, cash equivalents or securities of any type in response to abnormal market conditions.

							Important Strategic Considerations
[graphic]
The Fund relies on the professional judgement of its independent asset manager to make decisions about the securities held in the Fund's portfolio.  The asset manager utilizes investment guidelines provided by us to capitalize on the asset manager's strengths.

The asset manager rigorously analyzes each of the prospective holdings in the portfolio. In selecting securities, the asset manager:

* Identifies companies that are profitable and growing.
* Seeks to limit country risk by diversifying across many individual countries and industries.
* Expects to generate returns almost exclusively from capital appreciation.
* Eliminates securities if and when the fundamental attributes of a company or a country of a company deteriorate; when price exceeds expected earnings growth rates; or in order to rebalance the portfolio toward country diversification targets.

Please be aware that the above criteria is not a full investment strategy of the asset manager and is subject to change at the discretion of The Managers
Funds, L.P.

                                          22


                                              	Ticker Symbol: MGMEX


SHOULD I INVEST IN THIS FUND?
[graphic]
This Fund may be suitable if you:
* Are willing to accept a high degree of risk and volatility
* Have an investment time horizon of seven years or more

This Fund may not be suitable if you:
* Are a conservative investor
* Are investing with a shorter time horizon in mind
* Are seeking stability of principal or current income

PRINCIPAL RISKS AND REWARDS
[graphic]
By investing in stocks, the value of your investment will fluctuate on a day-to-day basis in connection with movements in the stock market. In addition, the prices of equity securities held by the Fund may be affected by the activities of the individual companies in the portfolio.

By investing in emerging market securities, the Fund may expose shareholders to considerable additional risks such as currency exchange rates and lack of adequate and available company information. Typically, stock markets in emerging markets countries tend to be much more volatile than the U.S.
market due to economic and political instability and relative immaturity.
In the past, some emerging market countries have restricted the flow of money into and out of their stock markets and imposed regulatory restrictions on foreign investors.

In addition, some foreign securities in which the Fund invests may be considered illiquid and may offer less regulatory protection for investors.
Most of the foreign securities in which the Fund invests are denominated in foreign currencies, whose value may decline against the U.S. Dollar and cause you to lose money.

In an effort to manage this risk, this Fund invests in a diversified portfolio of common stocks across companies and multiple countries and industries. The allocation of the portfolio among different industry sectors is a result of the manager's individual stock selection. To the extent that the Fund invests in different industries and/or securities relative to the Morgan Stanley Capital International Emerging Markets Free
Index ("MSCI EM Free"), the Fund may be more or less volatile than the MSCI
EM Free Index.  For more information on Risk, see OTHER RISK FACTORS.

[TEXT BOX]
The MSCI EM Fee Index is an index of about 1,000 securities in 30 emergiung market countries.  The index recognizes that certain countries have significant restrictions on foreign ownership and only measures the companies and securities generally available to foreign investors.
                            23


                                          			Ticker Symbol: MGMEX

[graphic]
The Fund may invest some assets in options, futures and foreign currencies.
These practices are used primarily to hedge the Fund's portfolio but they may be used to increase returns. Some of these practices may reduce returns and will increase volatility. At times, the Fund may engage in short-term trading, which could result in higher taxable distributions.

The Fund may also buy securities with borrowed money which has the effect of magnifying the Fund's gains or losses. This is a form of leverage.

The Fund may, at the discretion of its portfolio manager, invest up to 100% of its assets in cash equivalents for temporary defensive purposes to respond to adverse market, political, economic or other conditions. During such a period, the Fund may not achieve its investment objective.


FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 1.15%(a)
Distribution (12b-1) Fees.................................. 0.00%
Other Expenses.............................................. 2.17%
Total Expenses before Expense Reductions.........            3.32%
Expense Reductions (b)..................................    (0.14)%
Total Annual Fund Operating Expenses...............         3.18(c)

(a)	Management Fee, restated to reflect a current waiver in effect, would have been 0.75%.
(b)	Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.
(c)	Total Annual Operating Expenses, restated to reflect a current waiver in effect, would have been 2.54%.

PORTFOLIO MANAGEMENT OF THE FUND

King Street Advisors, Limited manages the Fund. Kenneth King and Murray Davey lead a team of portfolio managers for King Street.
                                  24





A Few Words About Risk
[graphic]
In the normal course of every day life, each of us takes risk. What is risk? Risk can be thought of as the likelihood of an event turning out differently than planned and the consequences of that outcome.

If you drive to work each day, you do so with the plan of arriving safely with time to accomplish your tasks. There is a possibility, however, that some unforeseen factor such as bad weather or a careless driver will disrupt your plan. The likelihood of your being delayed or even injured will depend upon a number of factors including the route you take, your driving ability, the type and condition of your vehicle, the geographic location, or the time of day.
[graphic]
The consequence of something going wrong could range from a short delay to serious injury or death. If you wanted, you could try to quantitatively estimate the risk of driving to work, which, along with your expectations about the benefits of getting to work, will help you determine whether or not you will be willing to drive each day. A person who works in a city may find the risk of driving very high and the relative rewards minimal in that he or she could more easily walk or ride a train. Conversely, a person who works in the country may find the risk of driving minimal and the reward great in that it is the only way he or she could get to work. Fortunately, moost people do not need to quantitively analyze most of their everyday actions.

The point is that everyone takes risks, and subconsciously or otherwise, everyone compares the benefit that they expect from taking risk with the cost of not taking risk, to determine their actions. In addition, there are a few principles from this example which are applicable to investing as well.

* Despite statistics, the risks of any action are different for every person and may change as a person's circumstances change.
* Everybody's perception of reward is different.
* High risk does not in itself imply high reward.

While higher risk does not imply higher reward, proficient investors demand a higher return when they take higher risks. This is often referred to as the risk premium. The risk premium for any investment is the extra return, over the available risk-free return, that an investor expects for the risk that he or she takes. The risk-free return is a return that one could expect with absolute certainty.

U.S. investors often consider the yield for short-term U.S. Treasury securities to be as close as they can get to a risk-free return since the principal and interest are guaranteed by the U.S. Government. Investors get paid only for taking risks, and successful investors are those who have been able to correctly estimate and diversify the risks to which they expose their portfolios along with the risk premium they expect to earn.

In order to better understand and quantify the risks investors take versus the rewards they expect, investors separate and estimate the individual risks to their portfolio. By diversifying the risks in an investment portfolio, an investor can often lower the overall risk, while maintaining a reasonable return expectation.

The following are descriptions of many of the risks that portfolio managers of our Funds take to earn investment returns. Investors should be aware that this is not a comprehensive list and the risks discussed below are only some of the primary risks which your investments are exposed. Further below is a matrix illustrating the relative amounts of each kind of risk to which each of the Funds is exposed.
[graphic]
Market Risk This is also called systematic risk. It typically refers to the basic variability that stocks exhibit as a result of stock market fluctuations. Despite the unique influences on individual companies, all stock prices rise and fall as a result of investors' perceptions of the market as a whole. Many of the risks described below contribute to market risk. Other types of securities such as corporate bonds can also have some market risk; their prices can be affected by changing perceptions of the market as a whole. Many of the risks described below contribute to market risk. Other types of securiies such as corporate bonds can also have some market risk; their prices can be affected by changing perceptions of the stock market.

Since foreign securities trade on different markets, which have differing supply and demand characteristics, their prices are not as closely linked to the U.S. markets. Foreign securities markets have their own market risks and they may be more or less volatile than U.S. markets, and may move in different directions. However, as all markets become more open to global trading, and as communications between investors improves, international stock and bond markets have become more closely linked with U.S. markets.

The consequences of market risk are that if the stock market drops in value, your stock investments will be likely to also drop in value. Conversely, as the stock market rises in value, your stock investments will likely rise in value as well. The potential return for taking market risk is the "market return" - the fact that historically over long periods of time, investments in the stock market have provided returns in excess of available risk-free returns.

[graphic]
Specific Risk This is the risk that any particular security will drop in price due to adverse effects on a specific business. Specific risk can be reduced through diversification. It can be measured by calculating how much of a portfolio is concentrated into the few largest holdings and by estimating the individual business risks which these companies face.

An extension of specific risk is Sector (Industry) Risk. Companies that are in similar businesses may be similarly affected by particular economic or market events. To measure sector (industry) risk, one would group the holdings of a portfolio into sectors or industries and observe the amounts invested in each. Again, diversification among industry groups will reduce sector (industry) risk but may also dilute potential returns.

Price Risk As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If expectations are not met, or if expectations are lowered, the prices of the securities will drop. This happens with individual securities or with the financial markets overall. For stocks, price risk is often measured by comparing the price of any security or portfolio to the book value, earnings or cash flow of the underlying company or companies. A higher ratio denotes higher expectations and higher risk that the expectations will not be sustained. This is likely the clearest difference between "growth" and "value" styles of investing. Growth managers are typically willing to take more price risk in order to own companies which are performing well and are expected to continue to perform well.Value investors prefer to take less price risk by avoiding situations where current expectations, and thus prices, are high.

Liquidity Risk This is the risk that you cannot sell a security at a reasonable price within a reasonable time frame when you want or need to. This risk applies to all assets. For example, an asset such as a house has reasonably high liquidity risk because it is unique and has a limited number of potential buyers. Thus, it often takes a significant effort to market, and a takes at least a few days and often a few months to sell.

On the other hand, a U.S. Treasury note is one of thousands of identical notes with virtually unlimited potential buyers and can thus be sold very quickly and easily. The liquidity of financial securities in orderly markets can be measured by observing the amount of daily or weekly trading in the security, the prices at which the security trades and the difference between the price buyers offer to pay and the price sellers want to get. However, estimating the liquidity of securities during market upheavals is very difficult.

[graphic]
Credit Risk The likelihood that a debtor will be unable to pay interest or principal payments as planned is typically referred to as default risk. Default risk for most debt securities is constantly monitored by several nationally recognized statistical rating agencies (NRSRA) such as Moody's and Standard & Poor's. Even if the likelihood of default is remote, changes in the perception of an institution's financit the valuation of its debt securities. This extension of default risk is typically known as credit risk.

Inflation Risk This is the risk that the price of an asset, or the income generated by an asset, will not keep up with an increase in the general cost of living. Almost all financial assets have some inflation risk, but most particularly fixed-income securities.

Interest Rate Risk Changes in interest rates can impact stock and bond prices in several ways. As interest rates rise, the fixed coupon payments of debt securities become less competitive with the market and thus the price of the securities will fall. Similarly, the expected earnings and dividend payments for equity securities become relatively less competitive as interest rates rise. Conversely, prices will rise as available interest rates fall.
The longer into the future that these cash flows are expected, the greater will be the effect on the price of the security. Interest rate risk is thus measured by analyzing the length of time or "duration" over which the return on the investment is expected. The longer the duration the higher the interest rate risk.

While this is typically measured for debt securities, it also applies to equity securities. A company which has high current earnings, is paying dividends and is valued based on a slower expectation of growth has a shorter duration than a rapidly growing company in which the bulk of its earnings are expected farther off into the future.

Reinvestment Risk  As debtors pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment.  If interest rates fall, the rate of return available to reinvested money will also fall.  The purchaser of a 30-year, 8% coupon bond can be reasonably assured that she will receive an 8% return on her original capital, but unless she can reinvunless she can reinvest all of the interest receipts at or above 8%
turn over 30 years will be below 8%.  The higher the coupon and prepayment risk, the higher the reinvestment risk.

Here is a good example of how consequences differ for various investors.
An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is likely less to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

Prepayment Risk Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of the bond holders. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

Extension Risk Because of prepayment risk, most investors estimate the prepayments which they expect for a bond or portfolio and invest accordingly. Extension risk represents the possibility that as conditions change debtors will slow their capital payments thus extending the duration of the securities beyond expectations.

[graphic]
Political Risk Changes in the political status of any country can have profound effects on the value of securities within that country as well as the credit quality of the debt securities. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

[graphic]
Currency Risk The value of foreign securities in an investor's home currency depends both upon the price of the securities and the exchange rate of the currency. Thus, the value of an investment in a foreign security will drop if the price for the foreign currency drops in relation to the U.S. Dollar. Adverse currency fluctuations are an added risk to foreign investments. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.

Economic Risk Obviously, the prevailing economic environment is important to the health of all businesses, however, some companies are more sensitive to changes in the domestic and/or global economy than others. These types of companies are often referred to as cyclical businesses. Countries in which a large portion of businesses are in cyclical industries are thus also very economically sensitive, and carry a higher amount of economic risk.

[graphic]
Intelligence Risk Intelligence risk is a term created by The Managers Funds to describe the risks taken by mutual fund investors in hiring professional portfolio managers to invest assets. Portfolio managers evaluate investments relative to all of the above risks, among others, and allocate accordingly. To the extent that they are intelligent and make accurate projections about the future of individual businesses and markets they will make money for investors. While most managers diversify many of these risks, their portfolios are constructed based upon central underlying assumptions and investment philosophies which proliferate through their management organizations and reflected in their portfolios.

Intelligence risk can be defined as the risk that investment managers may make poor decisions or use investment philosophies that turn out to be wrong. The Managers Funds believes that intelligence risk can be reduced through diversification of investment managers from differing organizations and with differing investment philosophies.The above chart attempts to displays the or approximates the relative risks taken by the various funds discussed in this prospectus.

[RELATIVE RISK MATRIX FOR THE MANAGERS FUNDS]

There are many ways of summarizing these risks, but keep in mind that summarization can lead one to overlook some important factors. Life insurance companies do not attempt to estimate the individual risks that each of its policy holders intends to take throughout life. Not only would this be impossible from a data collection standpoint, but the sheer number of estimates involved would compound to make the final life expectancy estimate very imprecise. Instead, life insurance companies use historical data to make broad estimates about the life expectancy of people and then adjust them based on some other broad measures such as sex, general health, heredity and lifestyle factors such as smoking and flying. The circumstance in which this model falters is when any significant factor, which is not represented in the historical results, becomes relevant. Nuclear war, plague or climatic shifts could detrimentally affect the life insurers' results, while a cure for cancer and improving health habits could incrementally affect life expectancies.

In the investment industry, risk is often simplified using a statistical measure called standard deviation.  While standard deviation is a useful tool, its drawbacks are noteworthy. Although every mutual fund performance report will warn that past performance is no guarantee of future results, the standard deviation is purely a measure of past performance. Because of this, it summarizes only the events that have occurred during
the period in  which the standard deviation was measured.   There is no
forward looking factor inherent in a standrad deviation statistic. It is also important to note that even the standard

That said, standard deviation is worthwhile if understood and applied correctly. If some basic assumptions are met which need not be discussed here, standard deviation describes ranges within which returns for securities or portfolios have varied. The statistic represents how returns have differed from the average return such that in 68% (about 2/3) of the events (time periods), the actual return was the average return plus or minus something less than or equal to the standard deviation. For example a fu
The standard deviation is a worthwhile first step in assessing whether or not an investment fits an investor's risk tolerance. However, some recognition of the possible future risks, and a judgement as to whether or not they are properly represented in historical data is necessary. The following chart shows the relative returns and standard deviations for all of The Managers Funds as well as a few notable investment indices over the past ten years. Keep in mind some of the following important influences to investment returns over this time period (past 10 years):
* Absence of major global wars;
* Relatively strong U.S. Dollar;
* Fall of communism in many countries leading to an increase in cross border trade;
* Falling rate of inflation; and
* Falling interest rates.

[RETURN VS. VOLATILITY FOR LATEST 10 YEARS SCATTERGRAM]



Financial Highlights

FINANCIAL INFORMATION FOR THE FUNDS

The following Financial Highlights tables are intended to help you understand each Fund's financial performance for the past five years or, if shorter, since inception. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in that Fund. It assumes reinvestment of all dividends and distributions. This information, extracted from each Fund's Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report, is included in the Fund's Annual Report, which is available upon request.

     MANAGERS INCOME EQUITY FUND

For the years ended      1998   1997   1996     1995   1994
December 31
Net Asset Value,                $30.49  $28.43  $24.90  $27.89
Beginning of Year
Income From Investment
Operations
   Net Investment                0.67    0.76    0.87   0.80
Income
   Net Gains or Losses
on Securities (both              7.27    3.97    7.47  (0.50)
   realized and
unrealized)
       Total From                7.94    4.73    8.34   0.30
Investment Operations
Less Distributions
   Dividends (from net          (0.69)  (0.76)  (0.86)  (0.83)
investment income)
   Distributions (from          (6.68  (1.91)  (3.95)  (2.46
capital gains)                      )                      )
   Returns of Capital            ----    ----    ----   ----
       Total                    (7.37  (2.67)  (4.81)  (3.29
Distributions                       )                      )

Net Asset Value, End of         $31.0  $30.49  $28.43  $24.9
Year                                6                      0

Total Return                    27.19  17.08%  34.36%  0.99%
                                    %

Ratios/Supplemental
Data

Net Assets, End of Year         $64,9  $53,06  $37,80  $48,8
(000's omitted)                    46       3       7     75

Ratio of Net Expenses           1.32%  1.44%(   1.45%  1.33%
to Average Net Assets             (a)      a)
Ratio of Net Income to
Average Net Assets              1.97%   2.63%   2.85%  3.06%
Portfolio Turnover Rate           96%     33%     36%    46%

(a) The Funds have entered into arrangements with one or more third-party broker-dealers who have paid a portion of the Fund's custodian expenses. Absent these expense reductions, the ratio of expenses to average net assets for the years ended December 31, 1998, 1997 and 1996, would have been ____%, 1.35% and 1.44%, respectively.


     MANAGERS CAPITAL APPRECIATION FUND

For the years ended      1998   1997(  1996     1995   1994
December 31                      b)
Net Asset Value,                $26.3  $27.14  $23.25  $25.1
Beginning of Year                   4                      7
Income From Investment
Operations
   Net Investment               (0.13    0.09    0.09   0.12
Income (Loss)                       )
   Net Gains or Losses
on Securities (both              3.15    3.66    7.62  (0.49
   realized and                                            )
unrealized)
       Total From                3.02    3.75    7.71  (0.37
Investment Operations                                      )
Less Distributions
   Dividends (from net            ---  (0.10)  (0.08)  (0.12
investment income)                                         )
   Distributions (from          (5.12  (4.45)  (3.74)  (1.43
capital gains)                      )                      )
   Returns of Capital            ----    ----    ----   ----
       Total                    (5.12  (4.55)  (3.82)  (1.55
Distributions                       )                      )

Net Asset Value, End of         $24.2  $26.34  $27.14  $23.2
Year                                4                      5

Total Return                    12.74  13.73%  33.39%  (1.50
                                    %                     )%

Ratios/Supplemental
Data

Net Assets, End of Year         $73,8  $101,2  $83,35  $86,0
(000's omitted)                    60      82       3     42

Ratio of Net Expenses           1.26%  1.33%(   1.36%  1.29%
to Average Net Assets             (a)      a)
Ratio of Net Income
(Loss) to Average Net           (0.45   0.34%   0.31%  0.53%
Assets                             )%
Portfolio Turnover Rate          235%    172%    134%   122%

(a) The Funds have entered into arrangements with one or more third-party broker-dealers who have paid a portion of the Fund's custodian expenses. Absent these expense reductions, the ratio of expenses to average net assets for the years ended December 31, 1998, 1997 and 1996, would have been ____%, 1.32% and 1.38%, respectively.
(b) Financial information was calculated by using the average shares outstanding during the year.



     MANAGERS SPECIAL EQUITY FUND

For the years ended      1998   1997   1996    1995(b  1994
December 31                                      )
Net Asset Value,                $50.9  $43.34  $36.79  $38.9
Beginning of Year                   5                      0
Income From Investment
Operations
   Net Investment                0.08  (0.00)  (0.07)  (0.01
Income (Loss)                                              )
   Net Gains or Losses
on Securities (both             12.29   10.68   12.28  (0.76
   realized and                                            )
unrealized)
       Total From               12.37   10.68   12.21  (0.77
Investment Operations                                      )
Less Distributions
   Dividends (from net                    ---     ---    ---
investment income)              (0.07
                                    )
   Distributions (from          (2.07  (3.07)  (5.66)  (1.34
capital gains)                      )                      )
   Returns of Capital     ----   ----    ----    ----   ----
       Total                    (2.14  (3.07)  (5.66)  (1.34
Distributions                       )                      )

Net Asset Value, End of         $61.1  $50.95  $43.34  $36.7
Year                                8                      9

Total Return                    24.45  24.75%  33.94%  (1.99
                                    %                     )%

Ratios/Supplemental
Data

Net Assets, End of Year         $719,  $271,4  $118,3  $111,
(000's omitted)                   707      33      62    584

Ratio of Net Expenses           1.35%   1.43%   1.44%  1.37%
to Average Net Assets             (a)
Ratio of Net Income
(Loss) to Average Net           0.17%  (0.10)  (0.16)  (0.06
Assets                                      %       %     )%
Portfolio Turnover Rate           49%     56%     65%    66%

(a) The Funds have entered into arrangements with one or more third-party broker-dealers who have paid a portion of the Fund's custodian expenses. Absent these expense reductions, the ratio of expenses to average net assets for the years ended December 31, 1998 and 1997 would have been ____% and 1.36%, respectively.
(b) Financial information was calculated by using the average shares outstanding during the year.




     MANAGERS INTERNATIONAL EQUITY FUND

For the years ended      1998   1997   1996    1995(b  1994
December 31                                      )
Net Asset Value,                $43.6  $39.97  $36.35  $35.9
Beginning of Year                   9                      2
Income From Investment
Operations
   Net Investment                0.42    0.32    0.31   0.16
Income
   Net Gains or Losses
on Securities (both              4.27    4.76    5.59   0.56
   realized and
unrealized)
       Total From                4.69    5.08    5.90   0.72
Investment Operations
Less Distributions
   Dividends (from net                 (0.33)  (0.13)  (0.08
investment income)              (0.65                      )
                                    )
   Distributions (from          (2.15  (1.03)  (2.15)  (0.21
capital gains)                      )                      )
   Returns of Capital            ----    ----    ----   ----
       Total                    (2.80  (1.36)  (2.28)  (0.29
Distributions                       )                      )

Net Asset Value, End of         $45.5  $43.69  $39.97  $36.3
Year                                8                      5

Total Return                    10.83  12.77%  16.24%  2.00%
                                    %

Ratios/Supplemental
Data

Net Assets, End of Year         $386,  $269,5  $140,4  $86,9
(000's omitted)                   624      68      88     24

Ratio of Net Expenses           1.45%   1.53%   1.58%  1.49%
to Average Net Assets             (a)
Ratio of Net Income to
Average Net Assets              0.75%   0.97%   0.80%  0.60%
Portfolio Turnover Rate           37%     30%     73%    22%

(a) The Funds have entered into arrangements with one or more third-party broker-dealers who have paid a portion of the Fund's custodian expenses. Absent these expense reductions, the ratio of expenses to average net assets for the years ended December 31, 1998 and 1997 would have been ____% and 1.45%, respectively.
(b) Financial information was calculated by using the average shares outstanding during the year.



     MANAGERS EMERGING MARKETS EQUITY FUND

                            Since
                          Inception
                         (February 9,
                           1998) to
                         December 31,
                             1998
Net Asset Value,
Beginning of Period
Income From Investment
Operations
   Net Investment
Income
   Net Gains or Losses
on Securities (both
   realized and
unrealized)
       Total From
Investment Operations
Less Distributions
   Dividends (from net
investment income)
   Distributions (from
capital gains)
   Returns of Capital
       Total
Distributions

Net Asset Value, End of
Period

Total Return

Ratios/Supplemental
Data

Net Assets, End of
Period (000's omitted)

Ratio of Net Expenses
to Average Net Assets
Ratio of Net Income to
Average Net Assets
Portfolio Turnover Rate

Expense Waiver
Ratio of Total Expenses
to Average Net Assets
Ratio of Net
Invvestment Income to
Average Net Assets


 Your Account

As an investor, you pay no sales charges to invest in our Funds. Furthermore, you pay no charges to transfer within the Fund family or even to redeem out of our Funds. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) which is determined after your purchase or redemption order is received on each day the NYSE is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. Each Fund se of regular business of the New York Stock Exchange (NYSE), usually
4:00 p.m. New York Time.

Securities traded in foreign markets may trade when the NYSE is closed. Those securities are generally valued at the closing of the exchange where they are primarily traded. Therefore, a Fund's NAV may change on days when investors may not be able to purchase or redeem Fund shares.

Each Fund's investments are valued based on market values. If a particular event would materially affect a Fund's NAV or if market quotations are not readily available, then the Pricing Committee of the Board of Trustees may value the Fund's investments based on a good faith evaluation of fair value.

MINIMUM INVESTMENTS IN OUR FUNDS

All investments in our Funds must be in U.S. Dollars. We cannot accept any third-party checks from an existing shareholder, unless the check is payable to an individual and is signed over to either a specific Fund or State Street Bank and Trust Company.


                            INITIAL INVESTMENT          ADDITIONAL INVESTMENT
Regular accounts*              $2,000                       $100
Education IRA                     500                         N/A
Traditional IRA                   500                         100
SEP IRA                           500                         100
SIMPLE IRA                        500                         100
ROTH IRA                          500                         100

*For Regular accounts, arrangements can be made to open accounts with less than the required initial investment. Call (800) 835-3879 for more details.

[Text Box]

A Traditional IRA is an individual retirement account. Assets are tax-deferred while your withdrawals and distributions are taxable in the year that they are made

An Education IRA is an IRA with a non-deductible contributions and tax-free growth of assets and distributions. The account must be used to pay qualified educational expenses.

A SEP IRA is an IRA that allows employers to make contributions to an employee's account.

A Simple IRA is an employer plan and a series of IRAs that allows contributions



HOW TO PURCHASE SHARES


Initial Purchase
Additional Purchases
Through your Investment Advisor
Contact your investment advisor or other investment professional
Send any additional funds to your investment professional at the address appearing on your account statement

Advisors, Bank Trust and 401(k) agents only
Call (800) 358-7668 for further instructions
Call (800) 358-7668 for further instructions

Direct Shareholders:
         ?By Mail









         ?By Telephone

Complete the account application.
Mail the application and a check payable to The Managers Funds to:
     The Managers Funds
     c/o Boston Financial
     Data Services, Inc.
     P.O. Box 8517
     Boston, MA 02266-8517

Call (800) 358-7668

Write a letter of instruction and a check payable to The Managers Funds to:
     The Managers Funds
     c/o Boston Financial
     Data Services, Inc.
     P.O. Box 8517
     Boston, MA 02266-8517
Include your account # on your check.

Call the Transfer Agent at (800) 252-0682. The minimum additional investment is $100




**For Bank Wires: Please call and notify the Fund at (800) 358-7668. Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN - The Managers Funds. Please be aware that your bank may charge you a fee for this service.





HOW TO SELL SHARES

You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's Transfer Agent accepts your order. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.


Instructions
Through your Investment Advisor

Contact your investment advisor
Advisor, Bank Trust and 401(k) agents only

Call (800) 358-7668 for further instructions
Direct Shareholders:
         ?By Mail















         ?By Telephone

Write a letter of instruction containing:
* the name of the Fund
* dollar amount or number of shares to be sold
* your name
* your account number
* signatures of all owners on account

Mail letter to:
     The Managers Funds
     c/o Boston Financial Data
     Services, Inc.
     P.O. Box 8517
     Boston, MA  02266-8517

If you elected telephone redemption privileges on your account application, call us at (800) 252-0682

It is important to keep in mind that if you invest through a third party such as a bank, broker-dealer or financial supermarket rather than directly with us, the policies and fees may be different than those described in this material.

Investor Services

Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of your Fund or another Fund. You can elect to receive cash.

Automatic Investments allows you to make automatic deductions from a designated bank account.

Systematic Withdrawals allows you to make automatic monthly withdrawals of $100 or more per Fund. Withdrawals are normally completed on the 25th Business day of each month. If the 25th business day is a Sunday or a holiday, the withdrawal will be completed on the next business day.

Dollar Cost Averaging allows you to make automatic monthly exchanges from one Fund to another. Exchanges are completed on the 15th business day of each month. Be sure to read the current Prospectus for any Fund that you are exchanging into. There is no fee associated with this service. If the 15th business day is a Sunday or a holiday, the exchange will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

Checkwriting Privileges are available only to those investors in our Money Market Fund. Be sure to read the Money Market Fund's Prospectus about this privilege.

Exchange Privilege allows you to exchange your shares of one Fund for shares of another of our Funds. There is no cost associated with this service. Be sure to read the Prospectus of any Fund that you wish to exchange into. You can request your exchange in writing, by telephone (if elected on the application) or through your investment advisor, bank or investment professional.

GENERAL FUND POLICIES

We reserve the right to:

* redeem an account with notice if the value of the account falls below
$500 due to redemptions
* Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the SEC
* Change our minimum  investment amounts
* Delay sending out redemption proceeds for up to seven days
(this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions)
* Make a redemption-in-kind (a payment in portfolio securities instead of in cash) if we determine that a redemption is too large and/or may cause harm to the Fund and its shareholders
* Refuse any purchase or exchange request if we determine that such request could adversely affect the Fund's NAV, including if such person or group has engaged in excessive trading (to be determined in our discretion)
* Close an account due to excessive trading after prior warning and notification


Account Policies, Dividends and Taxes

ACCOUNT STATEMENTS

You will receive quarterly statements detailing your account activity. All investors will also receive a yearly statement detailing the tax characteristics of any dividends and distributions that you have received in your account. You will also receive confirmations after each trade executed in your account.

DIVIDENDS AND DISTRIBUTIONS

Income dividends and any net capital gain distributions, if any are normally paid annually in December for each of the Equity Funds, with the exception of the Income Equity Fund. The Income Equity Fund distributes any income dividends monthly and normally makes capital gain distributions yearly in August and December.

We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

TAX INFORMATION

Please be aware that this tax information is general and refers to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax adviser about the status of your distributions from your Funds.

All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, whether you receive the distribution in cash or reinvest it for additional shares. An exchange of one Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for IRA accounts.

Federal law requires a Fund to withhold taxes on distributions paid to shareholders who:

* fail to provide a social security number or taxpayer identification number
* fail to certify that their social security number or taxpayer identification number is correct
* fail to certify that they are exempt from withholding


For More Information

Additional Information for these Funds, including the Statement of Additional Information and the Annual and Semi-Annual Reports, is available to you free upon request. In the Annual Report for each of the Funds, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.


By telephone               Call 1-800-835-3879

By Mail                   Write to:  The Managers Funds
                                     40 Richards Avenue
                                     Norwalk, CT 06854

On the Internet           Electronic copies are available on ur
                          website at http://www.managersfunds.com

Text-only copies of these documents are also available on the SEC's website at http://www.sec.gov, by sending a request and a duplication fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009, or by visiting the SEC's Public Reference Room in Washington, DC (1-800-SEC-0330)

Investment Company Act Registration Number 811-3752.

THE MANAGERS FUNDS

SHORT AND INTERMEDIATE BOND FUND
INTERMEDIATE MORTGAGE FUND
BOND FUND
GLOBAL BOND FUND
----------------------------
PROSPECTUS
DATED APRIL 1, 1999
---------------------------
WHERE LEADING MONEY MANAGERS CONVERGE




The  Securities and Exchange Commission has not approved  or
disapproved   these   securities  or  determined   if   this
Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

            KEY INFORMATION ABOUT THE INCOME FUNDS
Risk/Return             Goals and Principal Strategies of the Funds 1

  Summary      Risk Summary                       2
               Performance Summary                5
               Fees and Expenses of the Fund      6

            THE MANAGERS FUNDS
               The Management Team                8
               The Year 2000 Issue                8
____________________________________________________________________
Summary of   SHORT AND INTERMEDIATE BOND FUND
    the        Objective and Investment Strategy    9
   Funds       Should I Invest In This Fund?     10
               Principal Risks and Rewards       10
               Fees and Expenses                 12
               Portfolio Management of the Fund  12

            INTERMEDIATE MORTGAGE FUND
               Objective and Investment Strategy 13
               Should I Invest In This Fund?     14
               Principal Risks and Rewards       14
               Fees and Expenses                 16
               Portfolio Management of the Fund  16

            BOND FUND
               Objective and Investment Strategy 17
               Should I Invest In This Fund?     18
               Principal Risks and Rewards       18
               Fees and Expenses                 19
               Portfolio Management of the Fund  19

            GLOBAL BOND FUND
               Objective and Investment Strategy 20
               Should I Invest In This Fund?     21
               Principal Risks and Rewards       21
               Fees and Expenses                 23
               Portfolio Management of the Fund  23
____________________________________________________________
________
Additional   OTHER RISK FACTORS
  Risks of                   A Few Words About Risk    24
Investing
____________________________________________________________
________
Information  FINANCIAL HIGHLIGHTS
About your      Financial Information for the Funds    30
Investment
            YOUR ACCOUNT
               Minimum Investments               34
               How to Purchase Shares            35
               How to Sell Shares                36

            INVESTOR SERVICES
               General Fund Policies             37

            ACCOUNT POLICIES, DIVIDENDS AND TAXES
               Account Statements                39
               Dividends and Distributions       39
               Tax Information                   39
____________________________________________________________
________
            FOR MORE INFORMATION         Back Cover


Key Information about the Income Funds


GOALS AND PRINCIPAL STRATEGIES OF THE FUNDS

Fund/Principal Risk Factors	Goal	Strategy__________
* Short and Intermediate	High current income	-Invests principally in investment grade
Bond Fund	from fixed-income securities	  short or intermediate duration debt
			in an intermediate duration	  securities thereby achieving returns
	Risk Factors:	portfolio.		  from such income
     	Interest Rate Risk			-Seeks to achieve incremental return
     	Credit Risk			   through analysis of relative credit and
     					   valuation of debt securities
					-Eliminates securities if and when the asset
					   manager believes the security is overvalued
					   based on its credit, sector and  duration or
					   to rebalance the portfolio relative to sector
					   diversification targets

* Intermediate Mortgage	High current income	-Invests principally in mortgage securities
      Fund		from mortgage-related	  thereby achieving returns from such
		securities		  income
	Risk Factors:			-Seeks to achieve incremental return
     	Interest Rate Risk			  through analysis of relative valuation
     	Prepayment/Extension Risk 		  of debt securities
     	Sector (Industry) Risk			-Eliminates securities if and when the asset
					   manager believes the security is overvalued
					   based on its credit, structure and duration

* Bond Fund	High current income	-Invests principally in investment grade
		from fixed-income securities	  debt securities thereby achieving returns
	Risk Factors:	 		  from such income
     	Interest Rate Risk			-Seeks to achieve incremental return
     	Credit Risk			  through analysis of relative credit and
     	Economic Risk			  valuation of debt securities
	Liquidity Risk			-Eliminates securities if and when the asset
					   manager believes the security is overvalued
					   based on its credit, sector and duration

* Global Bond Fund	Income and capital	-Invests principally in high quality debt
	 	appreciation from	  securities of government, corporate and
	Risk Factors:	high quality foreign and	  supranational organizations
     	Interest Rate Risk	domestic fixed-income 	-Seeks to achieve incremental return
     	Currency Risk	securities		  through credit analysis and anticipation of
     	Political Risk			  changes in interest rates within various
					  countries
					-Eliminates securities if and when the asset
					   manager believes the security is overvalued
					   based on its credit, country and duration



	Risk/Return Summary

This Prospectus contains important information for anyone interested in investing in The Managers Funds no-load mutual fund family. Please read this document carefully before you invest and keep it with you for future reference.

You should base your purchase of these Funds on your own goals, risk preferences and time horizons.


RISK SUMMARY

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in these Funds.

The following are the principal risk factors associated with the Income Funds. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the specific Fund in which you are interested. As with any mutual fund, you could lose money over a period of time.

Please keep in mind that shares of these Funds:
* Are not deposits or obligations of any bank
* Are not guaranteed or endorsed by any bank
* Are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency


Interest Rate Risk

Changes in interest rates can impact stock and bond prices in several ways. As interest rates rise, the fixed coupon payments of debt securities become less competitive with the market and thus the prices of securities will fall. Interest rate risk is measured by analyzing the length of time or "duration" over which the return on the investment is expected. The longer the duration the higher the interest rate risk. For more information regarding Interest Rate Risk, see OTHER RISK FACTORS.

Risk/Return Summary

Credit Risk
The likelihood that a debtor will be unable to pay interest or principal payments as planned is typically referred to as default risk. Default risk for most debt securities is constantly monitored by nationally recognized statistical rating agencies (NRSRA) such as Moody's and Standard & Poor's. Even if the likelihood of default is remote, changes in the perception of an institution's financial health will affect the valuation of its debt securities. This extension of default risk is typically known as credit risk.

Prepayment Risk
Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop), and thus likely to the disadvantage of the bond holders. Prepayment risk will vary depending on the provisions of the security and interest rates relative to the interest rate of the debt.

Extension Risk
Because of prepayment risk, most investors estimate the prepayments which they expect for a bond or portfolio and invest accordingly. Extension risk represents the possibility that as conditions change debtors will slow their capital payments thus extending the duration of the securities beyond expectations.

Sector (Industry) Risk

Companies that are in similar businesses may be similarly affected by particular economic or market events. To measure sector (industry) risk, one would group the holdings of a portfolio into sectors or industries and observe the amounts which are invested in each group. Diversification of groups may reduce sector (industry) risk but may also dilute potential returns. For more information regarding Sector (Industry) Risk, see
OTHER RISK FACTORS.

Liquidity Risk

Liquidity Risk is the risk that you cannot sell a security at a reasonable price in a reasonable time frame when you want or need to. This risk applies to all assets. For more information regarding Liquidity Risk, see OTHER RISK FACTORS.

	Risk/Return Summary
________________________________________________________________________

Economic Risk

The prevailing economic environment is important to the health of all businesses. However, some companies are more sensitive to changes in the domestic and/or global economy than others. These types of companies are often referred to as cyclical businesses. Countries in which a large portion of businesses are in cyclical industries are thus also very economically sensitive and carry a higher amount of economic risk.

Currency Risk

The value of foreign securities in an investor's home currency depends both upon the price of the securities and the exchange rate of the currency. Adverse currency fluctuations are an additional risk of foreign investing. Currency risk may be reduced through diversification among currencies or hedging with the use of foreign currency contracts.


* Euro Conversion. The introduction of a new single European currency, known as the "euro," may result in uncertainties for securities in European companies, European markets and the operation of the Funds. The euro was introduced on January 1, 1999, by 11 European Union member countries who are participating in the European Monetary Unit. The introduction of the euro results in the redenomination of certain European debt and equity securities over a period of time, which may bring differences in various tments that would not otherwise occur. Any market disruptions due to the euro could have an adverse effect on the Funds. At this stage, no one knows what degree of impact the introduction of the euro will have on the Funds and to the extent that the impact adversely affects a particular holding in a Fund's portfolio, the Fund's performance may be affected.

Political Risk

Changes in the political status of any country can have profound effects on the values of securities within that country as well as the credit quality of the securities. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks may be reduced only by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

          					Risk/Return Summary

PERFORMANCE SUMMARY

The following bar chart illustrates each of the Fund's year-by-year total return and how performance of each of the Funds has varied over the past ten years. The chart assumes that all dividend and capital gain distributions have been reinvested. However, past performance does not guarantee future results.

Annual Returns - Last 10 Years
Fund                 1989           1990       1991         1992         1993       1994     1995     1996    1997   1998
Short and Intermediate
  Bond Fund           10.6           7.2        12.6        11.6          8.4        -8.4       15.6    4.2     5.9    5.3
Intermediate Mortgage
   Fund               14.7           10.2       18.2        10.5         11.5        -25.0      17.3    3.3     8.2    6.0
Bond Fund             13.1            7.5       19.1         7.9         11.6        -7.3       30.9     5.0     10.4   3.3
Global Bond Fund      ---            ---        ---          ---         ---           ---      19.1     4.4    0.2     19.3

*For the Short and Intermediate Bond Fund over this period, the highest quarterly return was 5.15% and the lowest quarterly return was -4.77%.
*For the Intermediate Mortgage Fund over this period, the highest quarterly return was 7.90% and the lowest quarterly return was -14.06%.
*For the Bond Fund over this period, the highest quarterly return was 9.69% and the lowest quarterly return was -3.57%.
*For the Global Bond Fund over this period, the highest quarterly return was 12.52% and the lowest quarterly return was -4.77%.


The following table compares each of the Fund's performance to that of a broadly based securities market index and other indexes, if applicable. Again, the table assumes that dividends and capital gains distributions have been reinvested for both the Fund and the Index. As always, the past is not an indication of what will happen in the future.


Average Annual Total Return (as a percentage) as of 12/31/98


                              1 Year              5 Years          10 Years
Short and Intermediate
Bond Fund                     5.31%                4.23%            7.13%
ML 1-3 yr Treasury            7.00%                5.99%            7.37%

Intermediate Mortgage Fund   6.01%                 0.83%            7.12%
ML 1-5 Yr Govt/Corp          7.68%                 6.28%            7.95%

Bond Fund                    3.29%                 7.77%            9.75%
LB Govt/Corp                 9.47%                 7.30%            9.33%

Global Bond Fund**          19.27%                   ---             ---
Salomon World Govt          15.30%                7.85%             8.96%

*All returns for the Funds are after expenses.
**The Fund commenced operations on March 25, 1994.







Annual Fund Operating Expenses (expenses that are deducted from Fund Assets)


                  Short and     Intermediate
                Intermediate      Mortgage           Bond          Global
                 Bond Fund        Fund              Fund          Bond Fund
Management Fee    0.50%           0.45%(a)          0.625%         0.70%
Distribution
  (12b-1) Fees    0.00%           0.00%             0.00%          0.00%
Other Expenses   0.83%            0.75% (b)         0.585%         0.86%
Total Expenses
 before Expense
  Reductions     1.33%            1.20%             1.21%          1.56%
Expense
  Reductions(c)  (0.01)%          (0.00)%          (0.00)% (d)    (0.03)%
Total Annual
Fund Operating
Expenses          1.32%           1.20%(e)          1.21%          1.53%

(a) The Management Fee of the Fund, restated to reflect a waiver in effect, would have been 0.20%
(b) Other Expoenses of the Fund, restate to reflect a waiver in effect, would have been 0.50%
(c) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.
(d)  Less than 0.01%
(e) Total Annual Fund OIperating Expenses of the Fund, restated to reflect a waiver in effect, would have been 0.70%






    			Risk/Return Summary

FEES AND EXPENSES OF THE FUND

As an investor, you pay certain fees and expenses in connection with buying and holding shares of the Funds. The following table illustrates those fees and expenses. Keep in mind that each of these Funds has no sales charge (load).

Shareholder Fees (fees paid directly from your investment)

Maximium Sales Charge (Load) Imposed on Purchases
(as a percentage of the offering price)                  ......None
Mmaximum Deferred Sales Charge (Load)..........................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
and Other Distributions........................................None
Redemption Fee.................................................None
Exchange Fee...................................................None
Maximum Account Fee............................................None




Summary

                 Example

                 The   following  Example  will   help   you
                 compare  the costs of investing in  various
                 funds.   It assumes that you invest $10,000
                 as  an initial investment in each Fund  for
                 the  time periods indicated and then redeem
                 all  of  your  shares at the end  of  those
                 periods.    It  also  assumes   that   your
                 investment has a 5% total return each  year
                 and  each  of the Fund's operating expenses
                 remain  the  same.   Although  your  actual
                 costs may be higher or lower, based on the above assumptions, your costs would be:



Fund                       1 Year              5 Years          10 Years
Short and Intermediate
Bond Fund                     $134             $723             $1590
Intermediate Mortgage
Fund                           122              660              1455
Bond Fund                      123              665              1466
Global Bond Fund               156              834              1824



	THE MANAGEMENT TEAM (See Equity Prospectus)

THE YEAR 2000 ISSUE (See Equity Prospectus)

Managers Short and Intermediate Bond Fund  Ticker Symbol: MGSIX

OBJECTIVE AND INVESTMENT STRATEGY

The Fund's objective is to achieve high current income through a diversified portfolio of fixed-income securities with an average portfolio maturity between one to five years. In view of the risks associated with investing in fixed-income securities, there is no guarantee that the Fund will achieve this objective.

In achieving this goal, the Fund intends to invest at least 65% of its total assets in bonds. The Fund invests in a diversified portfolio of investment-grade bonds, including U.S. Government securities, corporate bonds, debentures, non-convertible fixed-income preferred stocks, eurodollar certificates of deposit and eurodollar bonds, as well as mortgage-related securities. The Fund may invest up to 10% of its total assets in non-dollar denominated securities. The Fund may invest a substantial portion of ivalents or securities of any type in response to abnormal market conditions.

Important Strategic Considerations

The Fund relies on the professional judgement of its independent asset manager to make decisions about the securities held in the Fund's portfolio The asset manager utilizes investment guidelines provided by us to capitalize on the asset manager's strengths.

The asset manager rigorously analyzes the credit quality, structure and valuation for each of the prospective holdings in its portfolio. In selecting securities, the asset manager:

* Identifies investment-grade debt securities with short or intermediate durations.
* Expects to generate incremental returns from income and capital appreciation derived from purchasing securities at attractive yields and valuations.
* Eliminates securities if and when the security is overvalued based on credit, sector and duration or to rebalance the portfolio relative to sector diversification targets.

Please be aware that the above criteria is not a full investment strategy of the asset manager and is subject to change at the discretion of The Managers Funds, L.P.





		Ticker Symbol: MGSIX


SHOULD I INVEST IN THIS FUND?

This Fund may be suitable if you:
* Are seeking the opportunity for fixed-income returns in your investment portfolio
* Are willing to accept a conservative risk investment
* Have an intermediate time horizon for investing (2 years or more)

This Fund may not be suitable if you:
* Are seeking absolute stability of principal
* Are seeking an aggressive investment


PRINCIPAL RISKS AND REWARDS

By investing in bonds, the value of your investment will fluctuate on a day-to-day basis in connection with movements in interest rates. When interest rates rise, a bond's market price generally declines. Alternatively, when interest rates fall, the bond's price usually increases. Therefore a fund, such as this Fund which invests a large portion of its total assets in bonds, will typically behave the same way. Although the short and intermediate nature of the portfolio will limit price fluctuation to a uitable for an investor who is seeking absolute stability of principal. Managers Short and Intermediate Bond Fund is not a money market fund.

The Fund may also invest up to 10% of its assets in foreign bonds which may expose shareholders to additional risks, such as fluctuating currency exchange rates. Some foreign bond markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some foreign countries.

In an effort to manage this risk, this Fund invests in a diversified portfolio of investment-grade bonds, including U.S. Government securities, corporate bonds, debentures, non-convertible fixed-income preferred stocks, eurodollar certificates of deposit and eurodollar bonds. The Fund may also invest a substantial portion of its total assets in mortgage-related securities (including CMOs, IOs and POs) that are issued by or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund may d mortgage-related securities and asset-backed securities. Investment-grade bonds are those rated

    			Ticker Symbol: MGSIX


within the four highest rating grades by rating agencies such as Standard & Poor's (at least BBB) and Moody's (at least Baa). From time to time, the Fund may also invest up to 5% of its net assets in unrated bonds that the portfolio manager believes are comparable to investment-grade securities or securities rated below investment-grade. Investing in bonds that are below investment-grade quality may be considered speculative and changes in economic conditions or other circumstances may have an adverse affect on the principal or interest than on higher grade securities.

The Fund generally includes bonds with an overall interest rate duration between one to five years. Typically, a lower duration means that the portfolio or bond has less price sensitivity to interest rates. The Fund invests in bonds that the portfolio manager believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. For more information on Risk, see OTHER RISK FACTORS.

The Fund may invest some assets in options, futures and foreign currencies. These practices are used primarily to hedge the Fund's portfolio but they may be used to increase returns. Some of these practices may reduce returns and will increase volatility. At times, the Fund may engage in short-term trading, which could result in higher taxable distributions.

The Fund may also buy securities with borrowed money which has the effect of magnifying the Fund's gains or losses. This is a form of leverage.

The Fund may, at the discretion of its portfolio manager, invest up to 100% of its assets in cash equivalents for temporary defensive purposes. This strategy may be inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, political, economic or other conditions. During such a period, the Fund may not achieve its investment objective.


			Ticker Symbol: MGSIX

FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.50%
Distribution (12b-1) Fees.................................. 0.00%
Other Expenses.............................................. 0.83%
Total Expenses before Expense Reductions........... 1.33%
Expense Reductions (a)................................. (0.01)%
Total Annual Fund Operating Expenses............... 1.32%

(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.

PORTFOLIO MANAGEMENT OF THE FUND

Standish, Ayer & Wood, Inc. manages the entire Fund. Howard B. Rubin is the portfolio manager for the Short and Intermediate Bond Fund managed by Standish.







Managers Intermediate Mortgage Fund	Ticker Symbol: MGIGX


OBJECTIVE AND INVESTMENT STRATEGY

The Fund's objective is to achieve high current income through a diversified portfolio of mortgage-related securities. In view of the risks associated with investing in mortgage-related securities, there is no guarantee that the Fund will achieve this objective.

In achieving this goal, the Fund intends to invest at least 65% of its total assets in mortgage-related securities (including CMOs, IOs and POs) which are issued by governments and government-related and private organizations. The Fund may invest a substantial portion of its portfolio in cash, cash equivalents or securities of any type in response to abnormal market conditions.

Important Strategic Considerations

The Fund relies on the professional judgement of its independent asset manager to make decisions about the securities held in the Fund's portfolio. The asset manager utilizes investment guidelines provided by us to capitalize on the asset manager's strengths.

The asset manager rigorously analyzes the credit quality, structure and valuation for each of the prospective holdings in its portfolio. In selecting securities, the asset manager:

* Identifies investment-grade mortgage-related securities.
* Expects to generate incremental returns from income and capital appreciation derived from purchasing securities at attractive yields and valuations.
* Eliminates securities if and when the security is overvalued based on credit, structure and duration.


Please be aware that the above criteria is not a full investment strategy of the asset manager and is subject to change at the discretion of The Managers Funds, L.P.






		Ticker Symbol: MGIGX


SHOULD I INVEST IN THIS FUND?

This Fund may be suitable if you:
* Are seeking an opportunity for mortgage returns in your investment portfolio
* Are willing to accept a moderate risk investment
* Have an intermediate time horizon for investing (3 years or more)

This Fund may not be suitable if you:
* Are seeking stability of principal
* Are investing with a short time horizon in mind
* Are uncomfortable with risk


PRINCIPAL RISKS AND REWARDS

By investing in mortgage-related securities, the value of your investment will fluctuate on a day-to-day basis in connection with movements in interest rates. When interest rates rise, a security's market price generally declines. Alternatively, when interest rates fall, the security's price usually increases. Therefore a fund, such as this Fund which invests a large portion of its total assets in mortgage-related securities, will typically behave the same way. In addition, there are other risks inherent to mortgage-related securities.
As a result, this Fund may not be suitable for an investor who is seeking high stability of principal. Managers Intermediate Mortgage Fund is not a money market fund.

In an effort to manage this risk, this Fund invests in a diversified portfolio of mortgage-related securities (including CMOs, IOs and POs) which are issued by governments, government-related and private organizations.
The Fund may invest up to 35% of the value of its total assets in (i) non-mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks which have t e operating policy of the Asset



    			Ticker Symbol: MGIGX


Manager to invest 100% of the Fund's assets in securities which are rated AAA by Standard and Poor's or Aaa by Moody's. From time to time, the Fund may also invest in unrated securities that the portfolio manager believes are comparable to investment-grade securities or securities rated below investment-grade. Investing in securities that are below investment-grade quality may be considered speculative and changes in economic conditions or other circumstances may have an adverse affect on the ability to pn higher grade securities. For more information on Risk, see OTHER RISK FACTORS.

The Fund may invest some assets in options and dollar rolls. These practices are used primarily to hedge the Fund's portfolio but they may be used to increase returns. Some of these practices may reduce returns and will increase volatility. At times, the Fund may engage in short-term trading, which could result in higher taxable distributions.

The Fund may also invest in securities that have a fixed rate of interest and in variable rate securities, including inverse floaters. In addition, at times the Fund may invest a portion of its assets in repurchase agreements due to portfolio purchases and sales to manage cash flows.

The Fund may also buy securities with borrowed money which has the effect of magnifying the Fund's gains or losses. This is a form of leverage.

The Fund may, at the discretion of its portfolio manager, invest up to 100% of its assets in cash equivalents for temporary defensive purposes. This strategy may be inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, political, economic or other conditions. During such a period, the Fund may not achieve its investment objective.

			Ticker Symbol: MGIGX

FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee......................................... 0.45%(a)
Distribution (12b-1) Fees................................ 0.00%
Other Expenses............................................ 0.75%(b)
Total Expenses before Expense Reductions........  1.20%
Expense Reductions (c)................................ (0.00)%
Total Annual Fund Operating Expenses............. 1.20%(d)

(a) The Management Fee, restated to reflect a waiver in effect, would have been 0.20%.
(b) Other Expenses, restated to reflect a waiver in effect, would have been 0.50%.
(c) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.
(d) Total Annual Fund Operating Expenses, restated to reflect a waiver in effect, would have been 0.70%.

PORTFOLIO MANAGEMENT OF THE FUND

Jennison Associates LLC manages the entire Fund. Thomas F. Doyle serves as the portfolio manager for the Intermediate Mortgage Fund managed by Jennison.





Managers Bond Fund               	Ticker Symbol:  MGFIX


OBJECTIVE AND INVESTMENT STRATEGY

The Fund's objective is to achieve a high level of current income from a diversified portfolio of fixed-income securities. In view of the risks associated with investing in fixed-income securities, there is no guarantee that the Fund will achieve this objective.

In achieving this goal, the Fund intends to invest at least 65% of its total assets in bonds. The Fund invests in a diversified portfolio investment-grade bonds, including U.S. Government securities, corporate bonds, mortgage-related securities, debentures, asset-backed securities, eurodollar certificates of deposit, eurodollar bonds and preferred stocks. The Fund may invest up to 10% of its total assets in non-U.S. dollar-denominated securities. The Fund may invest a substantial portion of its portfolio curities of any type in response to abnormal market conditions.

Important Strategic Considerations

The Fund relies on the professional judgement of its independent asset manager to make decisions about the securities held in the Fund's portfolio. The asset manager utilizes investment guidelines provided by us to capitalize on the asset manager's strengths.

The asset manager rigorously analyzes the credit quality, structure and valuation for each of the prospective holdings in its portfolio. In selecting securities, the asset manager:

* Identifies investment-grade debt securities.
* Expects to generate incremental returns from income and capital appreciation derived from purchasing securities at attractive yields and valuations.
* Eliminates securities if and when the security is overvalued based on credit, sector and duration.


Please be aware that the above criteria is not a full investment strategy of the asset manager and is subject to change at the discretion of The Managers Funds, L.P.





		Ticker Symbol:  MGFIX

SHOULD I INVEST IN THIS FUND?

This Fund may be suitable if you:
* Are seeking an opportunity for fixed-income returns in your investment portfolio
* Are willing to accept a moderate risk investment
* Have an investment time horizon of 4 years or more

This Fund may not be suitable if you:
* Are seeking stability of principal
* Are seeking a conservative risk investment

PRINCIPAL RISKS AND REWARDS

By investing in bonds, the value of your investment will fluctuate on a day-to-day basis in connection with movements in interest rates. When interest rates rise, a bond's market price generally declines. Alternatively, when interest rates fall, the bond's price usually increases. Therefore a fund, such as this Fund which invests a large portion of its total assets in bonds will typically behave the same way. As a result, this Fund may not be suitable for an investor who is seeking stability of principal. money market fund.

The Fund may also invest at least 10% of its assets in foreign bonds which may expose shareholders to additional risks, such as fluctuating currency exchange rates. Some foreign bond markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some foreign countries.

In an effort to manage this risk, this Fund invests in a diversified portfolio of investment-grade bonds, including U.S. Government securities, corporate bonds, mortgage-related securities (CMOs, IOs and POs), debentures, asset-backed securities, eurodollar certificates of deposit, eurodollar bonds and preferred stocks. Investment-grade bonds are those rated within the four highest rating grades by rating agencies such as Standard & Poor's (at least
BBB) and Moody's (at least Baa). From time to time, the an 5% of its net assets in unrated bonds that the portfolio manager believes are comparable to investment-grade securities or below investment-grade. Investing in bonds that are below investment-grade


    			Ticker Symbol:  MGFIX


quality may be considered speculative and changes in economic conditions or other circumstances may have an adverse affect on the ability to pay principal or interest than on higher grade securities.

The Fund may include bonds of any maturity. In the recent past, it has been he asset manager's policy to maintain a relatively long average portfolio duration (7 to 10 years). However, there is no guarantee that this strategy w ill continue in the future. Typically, a higher duration means that the portfolio or bond has more sensitivity to interest rates. The Fund invests in bonds that the portfolio manager believes offer attractive yields and are undervalued relative to issues of similar credit quality For more information on Risk, see OTHER RISK FACTORS.

The Fund may invest some assets in options, futures and foreign currencies. These practices are used primarily to hedge the Fund's portfolio but they may be used to increase returns. Some of these practices may reduce returns and will increase volatility. At times, the Fund may engage in short-term trading , which could result in higher taxable distributions.

The Fund may also buy securities with borrowed money which has the effect of magnifying the Fund's gains or losses. This is a form of leverage.

The Fund may, at the discretion of its portfolio manager, invest up to 100% of its assets in cash equivalents for temporary defensive purposes to respond to adverse market, political, economic or other conditions. During such a period, the Fund may not achieve its investment objective.

FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.625%
Distribution (12b-1) Fees.................................. 0.00%
Other Expenses.............................................. 0.585%
Total Expenses before Expense Reductions.......... 1.21%
Expense Reductions (a)............................... (0.00)%(b)
Total Annual Fund Operating Expenses............... 1.21%

(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.
(b) Less than 0.01%.



PORTFOLIO MANAGEMENT OF THE FUND

Loomis, Sayles & Company, L.P. manages the entire Fund. Daniel J. Fuss is the portfolio manager for the Bond Fund managed by Loomis.












Managers Global Bond Fund	Ticker Symbol: MGGBX


OBJECTIVE AND INVESTMENT STRATEGY

The Fund's objective is to achieve income and capital appreciation through a portfolio of high quality foreign and domestic fixed-income securities. In view of the risks associated with investing in foreign securities and fixed-income securities, there is no guarantee that the Fund will achieve this objective.

In achieving this goal, the Fund intends to invest at least 65% of its assets in an actively managed portfolio of domestic and foreign bonds issued by governments, corporations and supranational organizations such as the World Bank, Asian Development Bank, European Investment Bank and European Economic Community. The Fund may invest a substantial portion of its portfolio in cash, cash equivalents or securities of any type in response to abnormal market conditions.

Important Strategic Considerations

The Fund relies on the professional judgement of its independent asset manager to make decisions about the securities held in the Fund's portfolio. The asset manager utilizes investment guidelines provided by us to capitalize on the asset manager's strengths.

The asset manager rigorously analyzes the credit quality, structure and valuation for each of the prospective holdings in its portfolio. In selecting securities, the asset manager:

* Identifies high quality investment-grade debt securities of government, corporate and supranational organizations.
* Expects to generate incremental returns through credit analysis and anticipation of changes in interest rates within various countries.
* Eliminates securities if and when the security is overvalued based on its credit country and duration.

Please be aware that the above criteria is not a full investment strategy of the asset manager and is subject to change at the discretion of The Managers Funds, L.P.






		Ticker Symbol: MGGBX


SHOULD I INVEST IN THIS FUND?

This Fund may be suitable if you:
* Are seeking an opportunity for global fixed-income returns in your investment portfolio
* Are willing to accept a moderate risk investment
* Have a intermediate time horizon for investing (4 years or more)

This Fund may not be suitable if you:
* Are seeking stability of principal
* Are investing with a shorter time horizon in mind
* Are uncomfortable with currency and political risk


PRINCIPAL RISKS AND REWARDS

The Fund is "non-diversified" but intends to qualify as a "regulated investment company" for income tax purposes. "Non-diversified" means that generally more than 5% (but no more than 25%) of the Fund's total assets may be invested in the securities of any one issuer (including a foreign government) and the aggregate amount of such holdings may not exceed 50% of the value of the Fund's total assets. Since the Fund typically holds securities of a smaller number of issuers, the Fund may be subject to a grea\und (a Fund that invests in a large number of securities). Changes in the financial condition or market assessment of particular issuers may cause greater fluctuation in the Fund's net asset value or may have an adverse affect on the Fund's total return.

By investing in bonds, the value of your investment will fluctuate on a day-to-day basis in connection with movements in interest rates. When interest rates rise, a bond's market price generally declines. Alternatively, when interest rates fall, the bond's price usually increases. Therefore a fund, such as this Fund which invests a large portion of its total assets in bonds, will typically behave the same way. As a result, this Fund may not be suitable for an investor who is seeking stability of principrs Global Bond Fund is not a money market fund.






    			Ticker Symbol: MGGBX

The Fund may also invest a large portion of its assets in foreign bonds and in securities denominated in currencies other than the U.S. Dollar which may expose shareholders to additional risks, such as fluctuating currency exchange rates. Some foreign bond markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some foreign countries.

In an effort to manage this risk, this Fund invests in a portfolio of high quality investment-grade foreign and domestic bonds, including those issued by the U.S. Government, corporations and supranational organizations. Investment-grade bonds are those rated within the four highest rating grades by rating agencies such as Standard & Poor's (at least BBB) and Moody's (at least Baa). From time to time, the Fund may also invest in unrated bonds that the portfolio manager believes are comparable to investmen estment-grade. Investing in bonds that are below investment-grade quality may be considered speculative and changes in economic conditions or other circumstances may have an adverse affect on the ability to pay principal or interest than on higher grade securities.

The Fund may include bonds of any maturity,
 but generally the portfolio's average interest rate duratio n is expected to be ten years or less. The Fund invests in bonds that the portfolio manager believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity.  For more information on Risk, see OTHER RISK FACTORS.

The Fund may invest some assets in options, futures and foreign currencies. These practices are used primarily to hedge the Fund's portfolio but they may be used to increase returns. Some of these practices may reduce returns and will increase volatility. At times, the Fund may engage in short-term trading, which could result in higher taxable distributions.

The Fund may also buy securities with borrowed money which has the effect of magnifying the Fund's gains or losses. This is a form of leverage.

The Fund may, at the discretion of its portfolio manager, invest up to
 100% of its assets in cash equivalents for temporary defensive purposes.
  This strategy may be inconsistent with the Fund's principal investment strategies in an attempt to respond to

			Ticker Symbol: MGGBX

adverse market, political, economic or other conditions. During such a period, the Fund may not achieve its investment objective.


FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee........................................... 0.70%
Distribution (12b-1) Fees.................................. 0.00%
Other Expenses.............................................. 0.86%
Total Expenses before Expense Reductions.......... 1.56%
Expense Reductions (a)................................... (0.03)%
Total Annual Fund Operating Expenses............... 1.53%

(a) Includes earnings on overnight cash balances and Fund expenses paid by certain brokers to whom the Fund has directed business.

PORTFOLIO MANAGEMENT OF THE FUND

Rogge Global Partners, plc. manages the entire Fund. Olaf Rogge is the portfolio manager for the Global Bond Fund managed by Rogge.




A Few Words About Risk (See Equity Prospectus)

FINANCIAL INFORMATION FOR THE FUNDS

The following Financial Highlights tables are intended to help you understand each Fund's financial performance for the past five years or, if shorter, since inception. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in that Fund. It assumes reinvestment of all dividends and distributions. This information, extracted from each Fund's Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund's Annual Report, which is available upon request.

     MANAGERS SHORT AND INTERMEDIATE BOND FUND

For the years ended      1998   1997   1996     1995   1994
December 31
Net Asset Value,                $19.4  $19.67  $18.06  $21.2
Beginning of Year                   5                      3
Income From Investment
Operations
   Net Investment                1.08    1.03    1.28   1.45
Income
   Net Gains or Losses
on Securities (both              0.03  (0.24)    1.45  (3.17
   realized and                                            )
unrealized)
       Total From                1.11    0.79    2.73  (1.72
Investment Operations                                      )
Less Distributions
   Dividends (from net          (1.05  (1.01)  (1.09)  (1.37
investment income)                  )                      )
   Distributions (from          -----  ------  (0.03)  (0.08
capital gains)                      -                      )
   Returns of Capital            ----    ----    ----   ----
       Total                    (1.05  (1.01)  (1.12)  (1.45
Distributions                       )                      )

Net Asset Value, End of         $19.5  $19.45  $19.67  $18.0
Year                                1                      6

Total Return                    5.87%   4.15%  15.57%  (8.37
                                                          )%

Ratios/Supplemental
Data

Net Assets, End of Year         $15,0  $22,38  $25,24  $30,9
(000's omitted)                    82       0       1     56

Ratio of Net Expenses
to Average Net Assets           1.40%   1.45%   1.50%  1.05%
Ratio of Net Income to
Average Net Assets              5.54%   5.43%   6.52%  7.11%
Portfolio Turnover Rate           91%     96%    131%    57%




     MANAGERS INTERMEDIATE MORTGAGE FUND

For the years ended      1998   1997   1996     1995   1994
December 31
                                                        <C.
Net Asset Value,                $15.1  $15.54  $14.20  $20.6
Beginning of Year                   7                      5
Income From Investment
Operations
   Net Investment                0.87    0.87    0.93   1.52
Income
   Net Gains or Losses
on Securities (both              0.33  (0.38)    1.45  (6.56
   realized and                                            )
unrealized)
       Total From                1.20    0.49    2.38  (5.04
Investment Operations                                      )
Less Distributions
   Dividends (from net          (0.86  (0.86)  (1.04)  (1.41
investment income)                  )                      )
   Distributions (from            ---    ----    ----    ---
capital gains)                      -                      -
   Returns of Capital            ----   -----    ----   ----
       Total                    (0.86  (0.86)  (1.04)  (1.41
Distributions                       )                      )

Net Asset Value, End of         $15.5  $15.17  $15.54  $14.2
Year                                1                      0

Total Return (a)                8.23%   3.33%  17.27%  (25.0
                                                         0)%

Ratios/Supplemental
Data

Net Assets, End of Year         $21,6  $24,84  $40,02  $55,9
(000's omitted)                    00       6       2     86

Ratio of Net Expenses
to Average Net Assets           1.20%   1.19%   1.17%  0.85%
Ratio of Net Income to
Average Net Assets              5.76%   5.78%   6.33%  8.37%
Portfolio Turnover Rate          317%    232%    506%   240%

Ratio of Net Expenses
to Average Net Assets,            N/A     N/A     N/A  0.92%
absent waiver (b)
Ratio of Net Income to
Average Net Assets,               N/A     N/A     N/A  8.30%
absent waiver (b)

(a)  Total return would have been lower had certain expenses not been reduced during the year.
(b)    Ratio   information  assuming  no  fee   waivers   or
reimbursements   had  been  in  effect  during   the   year.




     MANAGERS BOND FUND

For the years ended      1998   1997   1996     1995   1994
December 31
Net Asset Value,                $22.8  $23.13  $18.92  $22.1
Beginning of Year                   3                      8
Income From Investment
Operations
   Net Investment                1.39    1.35    1.44   1.59
Income
   Net Gains or Losses
on Securities (both              0.90  (0.29)    4.23  (3.16
   realized and                                            )
unrealized)
       Total From                2.29    1.06    5.67  (1.57
Investment Operations                                      )
Less Distributions
   Dividends (from net                 (1.36)  (1.46)  (1.55
investment income)              (1.40                      )
                                    )
   Distributions (from          -----  ------  ------  (0.14
capital gains)                      -                      )
   Returns of Capital            ----    ----    ----   ----
       Total                    (1.40  (1.36)  (1.46)  (1.69
Distributions                       )                      )

Net Asset Value, End of         $23.7  $22.83  $23.13  $18.9
Year                                2                      2

Total Return                    10.42   4.97%  30.91%  (7.25
                                    %                     )%

Ratios/Supplemental
Data

Net Assets, End of Year         $41,2  $31,81  $26,37  $30,7
(000's omitted)                    98       9       6     60

Ratio of Net Expenses           1.27%   1.36%   1.34%  1.20%
to Average Net Assets
Ratio of Net Income to
Average Net Assets              6.14%   6.13%   6.84%  7.28%
Portfolio Turnover Rate           35%     72%     46%    84%




     MANAGERS GLOBAL BOND FUND

                                                        Since
                                                      commencem
                                                        ent on
For the years ended      1998   1997(  1996     1995  March 25,
December 31                      f)                      1994
Net Asset Value,                $21.4  $21.74  $19.10     $20.00
Beginning of Year                   0
Income From Investment
Operations
   Net Investment                0.97    1.21    0.95       0.48
Income
   Net Gains or Losses
on Securities (both             (0.93  (0.27)    2.66     (0.77)
   realized and                     )
unrealized)
       Total From                0.04    0.94    3.61     (0.29)
Investment Operations
Less Distributions
   Dividends (from net                 (0.87)  (0.93)     (0.50)
investment income)              (0.17
                                    )
   Distributions (from                 (0.41)  (0.04)     (0.11)
capital gains)                  (0.34
                                    )
   Returns of Capital            ----    ----    ----       ----
       Total                    (0.51  (1.28)             (0.61)
Distributions                       )          (0.97)

Net Asset Value, End of         $20.9  $21.40  $21.74     $19.10
Year                                3

Total Return (a) (d)            0.16%   4.39%  19.08%    (1.52)%

Ratios/Supplemental
Data

Net Assets, End of Year         $17,4  $16,85  $18,82     $9,520
(000's omitted)                    65       2       3

Ratio of Net Expenses
to Average Net Assets           1.63%   1.57%   1.55%   1.73%(b)
Ratio of Net Income to
Average Net Assets              4.75%   4.98%   5.07%  4.19% (b)
Portfolio Turnover Rate          197%    202%    214%   266% (c)

Ratio of Net Expenses
to Average Net Assets             N/A   1.60%   1.69%   2.03%(b)
(e)
Ratio of Net Income to
Average Net Assets (e)            N/A   4.95%   4.93%   3.89%(b)

(a) For periods less than one year, returns are not annualized.
(b)  Annualized.
(c ) Not Annualized.
(d) Total return would have been lower had certain expenses not been reduced during the periods shown.
(e) Ratio information assuming no fee waivers or reimbursements had been in effect during the periods shown.
(f) Calculated using the average shares outstanding during the year.


 Your Account (See Equity Funds Prospectus)

For More Information (See Equity Funds Prospectus)



THE MANAGERS FUNDS

MANAGERS MONEY MARKET FUND

PROSPECTUS DATED APRIL 1,1999
WHERE LEADING MONEY MANAGERS CONVERGE






The  Securities and Exchange Commission has not approved  or
disapproved   these   securities  or  determined   if   this
Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

            KEY INFORMATION ABOUT THE MONEY MARKET FUND
Risk/Return    Goals and Principal Strategies of the Fund1
  Summary      Risk Summary                       1
               Performance Summary                2
               Fees and Expenses of the Fund      3

            THE MANAGERS FUNDS
               The Management Team                5
               The Year 2000 Issue                5
____________________________________________________________
________
Summary of   MONEY MARKET FUND
       the        Objective and Investment Strategy    6
   Fund        Should I Invest In This Fund?      7
               Principal Risks and Rewards        7
               Fees and Expenses                  8
               Portfolio Management of the Fund   8
____________________________________________________________
________
Additional   OTHER RISK FACTORS
  Risks of                   A Few Words About Risk    9
Investing
____________________________________________________________
________
Information  FINANCIAL HIGHLIGHTS
About your       Financial Information for the Fund    15
Investment
            YOUR ACCOUNT
               Minimum Investments               16
               How to Purchase Shares            17
               How to Sell Shares                18

            INVESTOR SERVICES
               General Fund Policies             19

            ACCOUNT POLICIES, DIVIDENDS AND TAXES
               Account Statements                21
               Dividends and Distributions       21
               Tax Information                   21
____________________________________________________________
________
            FOR MORE INFORMATION         Back Cover

Key Information about the Money Market Fund


GOALS AND PRINCIPAL STRATEGIES OF THE FUND

Managers Money Market Fund seeks to maximize high current income consistent with the preservation of capital and same-day liquidity.
 In achieving this goal, the Fund invests all of its investable assets in a master portfolio (another fund with the same goal). The Fund accrues dividends daily, pays them to shareholders monthly, and seeks to maintain a stable $1.00 share price.

This Prospectus contains important information for anyone interested in investing in The Managers Funds no-load mutual fund family. Please read this document carefully before you invest and keep it with you for future reference.

You should base your purchase of these Funds on your own goals, risk preferences and time horizons.

RISK SUMMARY

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in this Fund.

The following are the principal risk factors associated with the Money Market Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund. As with any mutual fund, you could lose money over a period of time.

Please keep in mind that shares of the Fund:
* Are not deposits or obligations of any bank
* Are not guaranteed or endorsed by any bank
* Are not federally insured by the Federal Deposit Insurance
Corporation, the Federal Reserve Board or any other federal agency

Credit Risk
The likelihood that a debtor will be unable to pay interest or principal payments as planned is typically referred to as default risk. Default risk for most debt securities is constantly monitored by nationally recognized statistical rating agencies (NRSRA) such as Moody's and Standard & Poor's. Even if the


					Risk/Return Summary

likelihood of default is remote, changes in the perception of an institution's financial health will affect the valuation of its debt securities. This extension of default risk is typically known as credit risk.

Inflation Risk
This is the risk that the price of an asset, or the income generated by the asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.


PERFORMANCE SUMMARY

The following bar chart illustrates the Fund's year-by-year total return and how performance of the Fund has varied over the past ten years. The chart assumes that all dividend and capital gain distributions have been reinvested. However, past performance does not guarantee future results.

Annual Returna - Last Ten Years

                1989            1990         1991          1992          1993         1994       1995         1996       1997
   1998
Fund            8.7%             7.7%        5.3%           3.1%           2.5%         3.6%       5.0%         5.5%       5.4%
  5.2%

*For the Money Market Fund over this period, the highest quarterly return was 2.23% and the lowest quarterly return was 0.55%.

The following table compares the Fund's performance to that of a broadly based securities market index and other indexes, if applicable. Again, the table assumes that dividends and capital gains distributions have been reinvested for both the Fund and the Index. As always, the past is not an indication of what will happen in the future.

Average Annual Total Return (as a percentage) as of 12/31/98

Fund                 1 Year         5 Years           10 Years
Money Market Fund    5.14%           4.92%              5.18%
2 Mo. Treasury Bill  5.01%           5.12%              5.64%













FEES AND EXPENSES OF THE FUND

As an investor, you pay certain fees and expenses in connection with buying and holding shares of the Funds. The following table illustrates those fees and expenses. Keep in mind that each of these Funds has no sales charge (load).

Shareholder Fees (fees paid directly from your investment)

Minimum Sales Charge (Load)
Imposed on Purchases (as a percentage of offering price) None
Maximum Deferred Sales Charge (Load)                     None
Minimum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions             None
Redemption Fee                 None
Exchange fee         None
Maximum Account Fee        None




Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee                 0.12%
Distribution (12b-1) Fees      0.00%
Other Expenses                 0.59% (a)
Total Annual Fund Operating
Expenses                       0.,70% (b)

(a) Other Expenses, restates to reflect a partial fee waiver in effect, would have been 0.43%
(b) Total Annual Fund operating Expenses, restated to reflect a partial fee waiver in effect, would have been 0.50



                                          Risk/Return Summary

                 Example

                 The   following  Example  will   help   you
                 compare  the costs of investing in  various
                 funds.   It assumes that you invest $10,000
                 as  an  initial investment in the Fund  for
                 the  time periods indicated and then redeem
                 all  of  your  shares at the end  of  those
                 periods.    It  also  assumes   that   your
                 investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Fund            1 Year         5 Years        10 Years
Money Market Fund  $160        $280         $628



	THE MANAGEMENT TEAM (See Equity Prospectus)
  THE YEAR 2000 ISSUE

Managers Money Market Fund


OBJECTIVE AND INVESTMENT STRATEGY

The Fund's objective is to maximize current income consistent with the preservation of capital and same-day liquidity. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there is no guarantee that the Fund will achieve this objective.

In achieving this goal, the Fund invests 100% of its total assets in The Prime Money Market Portfolio. This Portfolio is a diversified open-end investment management company that has the same investment objective as the Fund. The Fund invests in the Portfolio through a two-tier master-feeder investment fund structure.

The Portfolio seeks to achieve its investment objective by maintaining a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of thirteen months or more. Keeping the weighted average maturity short helps the Fund to achieve a stable $1.00 share price.

Important Strategic Considerations

All of the Fund's investable assets are invested in the Portfolio which is managed by a portfolio team of J.P. Morgan Investment Management. In selecting securities, the portfolio team:

* Identifies investments in diversified high-quality U.S. Dollar-denominated money market securities to take advantage of yield differentials.
* Expects to generate income by investing in highly-liquid money market instruments.
* Eliminates securities if and when they exceed the desired weighted average portfolio duration.

Please be aware that the above criteria is not a full investment strategy of the portfolio team and is subject to change at the discretion of J.P. Morgan Investment Management.





		Ticker Symbol:MGMXX

SHOULD I INVEST IN THIS FUND?

This Fund may be suitable if you:
* Are seeking an opportunity to preserve capital in your investment portfolio
* Are uncomfortable with risk
* Are investing with a shorter time horizon in mind
* Are seeking absolute stability of principal

This Fund may not be suitable if you:
* Are investing for high current income
* Are seeking a moderate or high risk investment
* Are investing with a longer time horizon in mind

PRINCIPAL RISKS AND REWARDS

By investing in money market instruments, the value of your investment will fluctuate on a day-to-day basis in connection with movements in interest rates. When interest rates rise, an instrument's market price generally declines. Alternatively, when interest rates fall, the instruments's price usually increases. Therefore a fund, such as this Fund will typically behave the same way. This Fund may not be suitable for an investor who is seeking high current income.

As with all money market funds, the Fund's investments are subject to various risks, while generally considered to be minimal, could cause its share price to fall below $1.00 causing you to lose money. Also, the Fund may have difficulty valuing its illiquid holdings and may be unable to sell them at the price or at the time that it desires.

The Fund may also invest a portion of its assets in foreign securities which may expose shareholders to additional risks, such as fluctuating currency exchange rates and political instability. Some foreign markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some foreign countries.

While these possibilities exist, the Fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. The Fund may invest in obligations issued by the U.S. Government and the U.S. Treasury, domestic and foreign banks and corporations, and foreign governments. To date, through this process, the Fund's share price has never deviated from $1.00 per share. For more information on Risk, see OTHER RISK FACTORS.


    			Ticker Symbol:MGMXX


The Fund may invest some assets in repurchase agreements, asset-backed securities and other money market instruments. Some of these investments may be illquid or purchased on a when-issued or delayed delivery basis.

The Fund may also buy securities with borrowed money which has the effect of magnifying the Fund's gains or losses. This is a form of leverage.

The Fund may, at the discretion of the portfolio team, invest up to 100% of its assets in cash equivalents for temporary defensive purposes to respond to adverse market, political, economic or other conditions. During such a period, the Fund may not achieve its investment objective.


FEES AND EXPENSES

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fee......................................... 0.12%
Distribution (12b-1) Fees................................ 0.00%
Other Expenses............................................ 0.58%(a)
Total Annual Fund Operating Expenses............. 0.70%(b)

*Other Expenses for the Fund, restated to reflect a partial fee waiver in effect, would have been 0.43%.
**Total Annual Fund Operating Expenses for the Fund, restated to reflect a partial fee waiver in effect, would have been 0.55%.

PORTFOLIO MANAGEMENT OF THE FUND

The Portfolio is managed by J.P. Morgan Investment Management.
The portfolio management team is led by Robert R. Johnson, Vice President, Daniel B. Mulvey, Vice President and John Donohue, Vice President.







A Few words about Risk (See Equity Prospectus)

FINANCIAL INFORMATION FOR THE FUND

The following Financial Highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in that Fund. It assumes reinvestment of all dividends and distributions. This information, extracted from the Fund's Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Fund's Annual Report, which is available upon request.

     MANAGERS MONEY MARKET  FUND

                                               Eleven    Year
                                               Months    ended
                                                ended   Decemb
                                               Novembe  er 31,
For the years ended      1998   1997   1996     r 30,    1994
November 30                                     1995
Net Asset Value,                $1.00  $1.000   $1.000   $1.000
Beginning of Year                   0
Income From Investment
Operations
   Net Investment               0.052   0.054    0.044    0.035
Income
   Net Gains or Losses
on Securities (both               ---    ----     ----     ----
   realized and                     -
unrealized)
       Total From               0.052   0.054    0.044    0.035
Investment Operations
Less Distributions
   Dividends (from net
investment income)              (0.05  (0.054  (0.044)   (0.035
                                   2)       )                 )
   Distributions (from          -----  ------     ----     ----
capital gains)                      -
   Returns of Capital            ----    ----     ----     ----
       Total                    (0.05  (0.054  (0.044)   (0.035
Distributions                      2)       )                 )

Net Asset Value, End of         $1.00  $1.000   $1.000   $1.000
Year                                0

Total Return (b)                5.35%   5.53%  4.51%(a    3.61%
                                                     )

Ratios/Supplemental
Data

Net Assets, End of Year         $36,5  $36,09  $11,072   $17,26
(000's omitted)                    44       1                 9

Ratio of Net Expenses
to Average Net Assets           0.40%   0.12%  1.13%(a    0.73%
                                                     )
Ratio of Net Income to
Average Net Assets              5.22%   5.35%    4.85%    3.84%
                                                   (a)
Expense
Waiver/Reimbursement(c)
Ratio of Total Expenses
to Average Net Assets           0.74%   0.75%    1.18%    1.03%
                                                   (a)
Ratio of Net Income to
Average Net Assets              4.88%   4.71%    4.80%    3.54%
                                                       (a)
(a)  Annualized.
(b) Total Returns would have been lower had certain expenses not been reduced during the periods shown.
(c ) Ratio information assuming no fee waivers or reimbursements of investment advisory and management fees and/or administrative fees in effect for the periods presented, if applicable.

Your Account Section
For more information



                      THE MANAGERS FUNDS



                  MANAGERS INCOME EQUITY FUND
              MANAGERS CAPITAL APPRECIATION FUND
                 MANAGERS SPECIAL EQUITY FUND
              MANAGERS INTERNATIONAL EQUITY FUND
             MANAGERS EMERGING MARKETS EQUITY FUND
           MANAGERS SHORT AND INTERMEDIATE BOND FUND
              MANAGERS INTERMEDIATE MORTGAGE FUND
                      MANAGERS BOND FUND
                   MANAGERS GLOBAL BOND FUND






              STATEMENT OF ADDITIONAL INFORMATION

                         APRIL 1, 1999
















You  can obtain a free copy of the Prospectus for any of these
Funds  by  calling The Managers Funds at (800) 835-3879.   The
Prospectus provides the basic information about investing in the Funds.

This  Statement of Additional Information is not a Prospectus.
It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with each Fund's Prospectus.

The Financial Statements of the Funds, including the report of independent accountant, for the fiscal year ended December 31, 1998 are included in each Fund's Annual Report and are available without charge by calling the Fund at (800) 835-3879. They are incorporated by reference to this document.


TABLE OF CONTENTS

PAGE
1             GENERAL INFORMATION

  1            INVESTMENT OBJECTIVES AND POLICIES
  2                 Investment Techniques and Associated Risks
11                  Quality and Diversification Requirements for
the Funds
12                  Fundamental Investment Restrictions
15                  Non-Fundamental Investment Restrictions
15                  Temporary Defensive Position
15                  Portfolio Turnover

16             BOARD OF TRUSTEES AND OFFICERS OF THE FUNDS
17                  Trustees' Compensation

18             CONTROL PERSONS AND PRINCIPAL HOLDERS OF
               SECURITIES
18                  Control Persons
19                  Management Ownership

19             MANAGEMENT OF THE FUNDS
19                  Investment Advisor
20                  Sub-Advisors
24                  Voluntary Fee Waivers and Expense
Limitations
25                  Compensation of Manager and Sub-Advisers
26                  Fund Management Agreement
27                  Administrative Services; Distribution
Arrangements
28                  Custodian
28                  Transfer Agent
28                  Independent Public Accountants

28             BROKERAGE ALLOCATION AND OTHER PRACTICES

30             PURCHASE, REDEMPTION AND PRICING OF SHARES
30                  Purchasing Shares
31                  Redeeming Shares
32                  Exchange of Shares
32                  Net Asset Value
33                  Dividends and Distributions

33             TAXATION OF THE FUNDS

36             PERFORMANCE DATA
36                  Yield
37                  Total Return
37                  Performance Comparisons
38                  Massachusetts Trust
39                  Description of Shares
41             Additional Information

41             FINANCIAL STATEMENTS

Appendix A     DESCRIPTION OF SECURITY RATINGS


                      GENERAL INFORMATION

      This Statement of Additional Information relates only to Managers Income Equity Fund, Managers Capital Appreciation Fund, Managers Special Equity Fund, Managers International Equity Fund, Managers Emerging Markets Equity Fund, Managers Short and Intermediate Bond Fund, Managers Bond Fund and Managers Global Bond Fund. Each Fund is a series of shares of beneficial interest of The Managers Funds, a no-load mutual fund family, formed as a Massachusetts business trust (the
"Trust"). A separate Statement of Additional Information covers Managers Money Market Fund, a separate series of the Trust.

      This Statement of Additional Information describes the financial history, management and operation of each of the Funds, as well as each Fund's investment objectives and policies. It should be read in conjunction with each Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, Connecticut 06854.

      Unlike other mutual funds which directly acquire and manage their own portfolios, the Trust employs a multi-manager investment approach to these Funds which achieves added diversification within each of their portfolios. See "Management of the Funds."

      The Managers Funds, L.P. serves as investment manager to each Fund and is responsible for the Fund's overall administration and distribution. It selects and recommends, subject to the approval of the Board of Trustees, an independent asset manager, or a team of independent asset managers ("Sub-Adviser" or "Sub-Advisers"), to manage each Fund's investment portfolio. The Managers Funds, L.P. also monitors the performance, security holdings and investment strategies of these external Sub-Advisers and researches any
potential   new  Sub-Advisers  for  the  Fund   family.    See
"Management of the Funds."

     Investments in the Fund are not:
         Deposits or obligations of any bank
         Guaranteed or endorsed by any bank
          Federally insured by the Federal Deposit  Insurance
       Corporation, the Federal Reserve Board or any other federal agency


              INVESTMENT OBJECTIVES AND POLICIES

      The following is additional information regarding the investment objectives and policies used by each Fund in an attempt to achieve its objective as stated in its Prospectus. Each Fund in the Trust is an open-end management investment company. Each Fund, with the exception of Managers Global Bond Fund, is diversified.

     Managers Income Equity Fund (the "Income Equity Fund") is designed for investors who seek a high level of current income from investing in a diversified portfolio of equity securities. The Income Equity Fund seeks to achieve this objective by investing at least 65% of its total assets in the equity securities of U.S. companies.

       Managers Capital Appreciation Fund (the "Capital Appreciation Fund") is designed for investors who seek long-term capital appreciation by investing in a diversified portfolio of equity securities. Income is the Fund's secondary objective. The Capital Appreciation Fund seeks to achieve this objective by investing its assets in equity
securities   in   U.S.   companies   with   mid-   to   large-
capitalizations.

      Managers Special Equity Fund (the "Special Equity Fund") is designed for investors who seek long-term capital appreciation by investing in a diversified portfolio of equity securities. The Special Equity Fund seeks to achieve this objective by investing at least 65% of its total assets in the equity securities of U.S. companies whose shares have a market capitalization of under $1.5 billion.

      Managers International Equity Fund (the "International Equity Fund") is designed for investors who seek long-term capital appreciation by investing in a diversified portfolio of equity securities of companies domiciled outside the U.S. The International Equity Fund seeks to achieve this objective by investing at least 65% of its total assets in the equity securities of non-U.S. companies whose shares have a market capitalization of over $1 billion.

      Managers Emerging Markets Equity Fund (the "Emerging Markets Equity Fund") is designed for investors who seek long-term capital appreciation by investing in a diversified portfolio of equity securities of companies in emerging or developing markets. The Emerging Markets Equity Fund seeks to achieve this objective by investing at least 65% of its total assets in the equity securities of companies considered to be emerging or developing by the World Bank or the United Nations.

     Managers Short and Intermediate Bond Fund (the "Short and Intermediate Bond Fund") is designed for investors who seek high current income by investing in a diversified portfolio of fixed-income securities with an average maturity of one to five years. The Short and Intermediate Bond Fund seeks to achieve this objective by investing at least 65% of its total assets in bonds.

      Managers Intermediate Mortgage Fund (the "Intermediate Mortgage Fund") is designed for investors who seek high current income by investing primarily in a diversified portfolio of mortgage-related securities. The Intermediate Mortgage Fund seeks to achieve this objective by investing at least 65% of its total assets in mortgage-related securities issued by the government, government-related organizations and private organizations.

      Managers  Bond  Fund (the "Bond Fund") is  designed  for
investors who seek income by investing in a diversified portfolio of primarily fixed-income securities. The Bond Fund seeks to achieve this objective by investing at least 65% of its total assets in bonds having a maturity of less than 40 years from the date of purchase by the Fund.

      Managers Global Bond Fund (the "Global Bond Fund") is designed for investors who seek high total return, through both income and capital appreciation, by investing in primarily domestic and foreign fixed-income securities. The Global Bond Fund is a nondiversified fund. It seeks to achieve this objective by investing at least 65% of its total assets in a portfolio of domestic and foreign bonds issued by governments, corporations and supranatural organizations with an average maturity of ten years or less. All securities will be denominated in U.S. dollars.


Investment Techniques and Associated Risks

     The following are descriptions of the types of securities that may be purchased by the Funds. Also see "Quality and Diversification Requirements of the Funds."

(1) Asset-Backed Securities. Each Fund may invest in securities referred to as asset-backed securities. These securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. Asset-backed securities provide periodic payments that generally consist of both principal and interest payments that must be guaranteed by a letter of credit from an unaffiliated bank for a specified amount and time.

      Asset-Backed securities are subject to additional risks. These risks are limited to the security interest in the collateral. For example, credit card receivables are generally unsecured and the debtors are entitled to a number of protections from the state and through federal consumer laws, many of which give the debtor the right to offset certain amounts of the credit card debts and thereby reducing the amounts due. In general, these types of loans have a shorter life than mortgage loans and are less likely to have substantial prepayments.

      Because asset-backed securities are relatively new, the market experience in these securities is limited, and the market's ability to sustain liquidity has not been tested.

(2)   Cash Equivalents.  Each of the Funds may invest in  cash
equivalents.    Cash  equivalents  include   certificates   of
deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

       Bankers Acceptances. Each of the Funds may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity.

    Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

      Certificates of Deposit. Each of the Funds may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

       Commercial Paper. Each of the Funds may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months.

    Eurodollar commercial paper refers to promissory notes payable in U.S. Dollars by European issuers.

      Repurchase Agreements. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet with the credit guidelines which have been approved by the Fund's Board of Trustees. In a repurchase agreement, the Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the
     underlying  security.   The period  of  these  repurchase
     agreements will be short, as short as overnight, and at no time will any Fund enter into repurchase agreements for more than seven days.

    Repurchase  agreements could have certain risks  that  may adversely affect a Fund. If a seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by a Fund may be delayed or limited.

       Reverse Repurchase Agreements. Each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended, (the "1940 Act"), a reverse repurchase agreement is also considered as the borrowing of money by a Fund and, therefore, a form of leverage which may cause any gains or losses for a Fund to become magnified.

     The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds is more than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. Each Fund will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

(3) Eurodollar Bonds. Eurodollar bonds are bonds issued outside of the United States which are denominated in U.S.
Dollars.

(4) European Currency Unit Bonds. European Currency Unit Bonds are bonds denominated in European Currency Units
("ECU").   An  ECU  is a basket of European  currencies  which
contains the currencies of ten members of the European Community. It is used by members of the European Community to determine their official claims and debts. The ECU may fluctuate in relation to the daily exchange rates of its member's currencies. The ECU is comprised of the following ten currencies: German Deutschmark, British Pound, French Franc, Italian Lira, Dutch Guilder, Belgian Franc, Luxembourg Franc, Finish Kroner, Irish Pound and Greek Drachma.

(5) Emerging Market Securities. The nature of the Emerging Markets Equity Fund is to invest most of its total assets in the securities of emerging market countries. The International Equity Fund may also invest some of its assets in the securities of emerging market countries. Investments in securities in emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. There may be limited information available to investors which is publicly-available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers.

      Investors  should be aware that the value  of  a  Fund's
investments in emerging markets securities may be adversely affected by changes in the political, economic or social conditions, expropriation, nationalization, limitation on the removal of funds or assets, controls, tax regulations and other foreign restrictions in emerging market countries. These risks may be more severe than those experienced in foreign countries. Emerging market securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility and lack liquidity. Furthermore, there is often no legal structure governing private or foreign investment or private property in some emerging market countries. This may adversely affect the Fund's operations and the ability to obtain a judgement against an issuer in an emerging market country.

  (6) Foreign Securities. The International Equity Fund and the Emerging Markets Equity Fund may invest in certain foreign securities. The Global Bond Fund may invest in foreign bonds but all investments in the Global Bond Fund must be denominated in U.S. Dollars. Investments in securities of foreign issuers and in obligations of domestic banks involve different and additional risks from those associated with investing in securities of U.S. issuers. There may be limited information available to investors which is publicly-available, and generally foreign issuers are not subject to uniform accounting, auditing and financial standards and
requirements  like  those applicable  to  U.S.  issuers.   Any
foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

      Investors should be aware that the value of a Fund's investments in foreign securities may be adversely affected by changes in the political or social conditions, confiscatory
taxation,       diplomatic      relations,      expropriation,
nationalization, limitation on the removal of funds or assets, or the establishment of exchange controls or other foreign restrictions and tax regulations in foreign countries. In addition, due to the differences in the economy of these foreign countries compared to the U.S. economy, whether favorably or unfavorably, portfolio securities may appreciate or depreciate and could therefore adversely affect a Fund's operations. It may also be difficult to obtain a judgement against a foreign creditor. Foreign securities trade with less frequency and volume than domestic securities and therefore may have greater price volatility. Furthermore, changes in foreign exchange rates will have an affect on those securities that are denominated in currencies other than the U.S. Dollar.

       Forward  Foreign  Currency  Exchange  Contracts.   The
     International Equity Fund, the Emerging Markets Equity Fund and the Global Bond Fund may purchase or sell equity securities of foreign countries. Therefore, substantially all of the Fund's income may be derived from foreign currency. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a mutually agreed upon date and price. The contract is usually between a bank and its customers. The contract may be denominated in U.S. Dollars or may be referred to as a "cross-currency" contract. A cross-currency contract is a contract which is denominated in another currency other than in U.S. Dollars.

     In such a contract, the Fund's custodian will segregate cash or marketable securities in an amount not less than the value of the Fund's total assets committed to these contracts. Generally, the Funds will not enter into contracts that are greater than ninety days.

     Forward foreign currency contracts have additional risks. It may be difficult to determine the market movements of the currency. The value of the Fund's assets may be adversely affected by changes in foreign currency exchange rates and regulations and controls on currency exchange. Therefore, the Funds may incur costs in converting foreign currency.

    If  a  Fund engages in an offsetting transaction, the Fund will experience a gain or a loss determined by the movement in the contract prices. An "offsetting transaction" is one where the Fund enters into a transaction with the bank upon maturity of the original contract. The Fund must sell or purchase on the same maturity date as the original contract the same amount of foreign currency as the original contract.

       Foreign Currency Considerations. The Emerging Markets Equity Fund will invest substantially all of its total assets in securities denominated in foreign currencies. The Fund will compute and distribute the income earned by the Fund at the foreign exchange rate in effect on that date. If the value of the foreign currency declines in relation to the U.S. Dollar between the time that the Fund earns the income and the time that the income is converted into U.S. Dollars, the Fund may be required to sell its securities in order to make its distributions in U.S. dollars. As a result, the liquidity of the Fund's securities may have an adverse affect on the Fund's performance.

     The Sub-Advisers of the Fund will not routinely hedge the Fund's foreign currency exposure unless the Fund has to be protected from currency risk.

(7) Futures Contracts. Each of the Funds may buy and sell futures contracts to protect the value of the Fund's portfolio against changes in the prices of the securities that it invests. When a Fund buys or sells a futures contact, the Fund must segregate cash and/or liquid securities for the value of the contract.

      There are additional risks associated with futures contracts. It may be impossible to determine the future price of the securities, and securities may not be marketable enough to close out the contract when the Fund desires to do so.

      Equity Index Futures Contracts. The Income Equity Fund, the Capital Appreciation Fund and the Special Equity Fund may enter into equity index futures contracts. An equity index future contract is an agreement for the Fund to buy or sell an index relating to equity securities at a mutually agreed upon date and price. Equity index futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

        Interest  Rate  Futures  Contracts.   The  Short  and
     Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may enter into interest rate futures contracts. An interest rate futures contract is an agreement for a Fund to buy or sell fixed-income securities at a mutually agreed upon date and price. Interest rate futures contracts are often used to hedge against anticipated changes in the level of stock prices. When the Fund enters into this type of contract, the Fund makes a deposit called an "initial margin." This initial margin must be equal to a specified percentage of the value of the contract. The rest of the payment is made when the contract expires.

(8) Illiquid Securities, Private Placements and Certain Unregistered Securities. Each of the Funds may invest in privately placed, restricted, Rule 144A or other unregistered securities. No Fund may acquire illiquid holdings if, as a result, more than 15% of the Fund's total net assets would be in illiquid investments. Subject to this Fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered "illiquid" if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount in which it was valued in the Fund's portfolio. The price the Fund's portfolio may pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuations of these securities will reflect any limitations on their liquidity.

     The Funds' may purchase Rule 144A securities eligible for sale without registration under the 1933 Act. These securities may be determined to be illiquid in accordance with the guidelines established by The Managers Funds, L.P. and approved by the Trustees. The Trustees will monitor these guidelines on a periodic basis.

     Investors should be aware that a Fund may be subject to a risk if the Fund should decide to sell these securities when a buyer is not readily available and at a price which the Fund believes represents the security's value. In the case where an illiquid security must be registered under the 1933 Act before it may be sold, a Fund may be obligated to pay all or part of the registration expenses. Therefore, a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, a Fund may obtain a less favorable price than was available when it had first decided to sell the security.

(8) Inverse Floating Obligations. The Short and Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may invest up to 25% of each Fund's total assets in inverse floating obligations. Inverse floating obligations, also referred to as residual interest bonds, are variable rate securities which have interest rates that decline when market rates increase and vice versa. They are typically purchased directly from the issuing agency.

     There are additional risks associated with these obligations. They may be more volatile than fixed-rate securities, especially in periods where interest rates are fluctuating. In order to limit this risk, the Sub-Adviser may purchase inverse floaters that have a shorter maturity or contain limitations on their interest rate.

(9) Mortgage-Related Securities. The Short and Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may invest in mortgage-related securities. Mortgage-related securities, also known as "pass-throughs," are certificates that are issued by governmental, government-related or private organizations. They are backed by pools of mortgage loans and provide investors with monthly payments.

     There are additional risks associated with mortgage-related securities such as prepayment risk. See "Other Risk Factors" in the Fund's Prospectus for more information on prepayment risk. Pools that are created by non-government issuers generally have a higher rate of interest than those pools that are issued by the government. This is because there is no guarantee of payment associated with non-government issuers. Although there is generally a liquid market for these investments, those certificates issued by private organizations may not be readily marketable. The value of mortgage-related securities depends on the level of interest rates, the coupon rates of the certificates and the payment history of the underlying mortgages of the pools. The following are types of mortgage-related securities.

      Collateralized Mortgage Obligations ("CMOs"). CMOs are obligations that are fully collateralized by a portfolio of mortgages or mortgage-related securities. There are different classes of CMOs, and certain classes have priority over others with respect to prepayment on the mortgages. Therefore, a Fund may be subject to greater or lesser prepayment risk depending on the type of CMOs in which the Fund invests.

     Some mortgage-related securities have "Interest Only" or "IOs" where the interest goes to one class of holders and "Principal Only" or "POs" where the principal goes to a second class of holders. In general, the Funds treat IOs and POs as subject to the restrictions that are placed on illiquid investments, except if the IOs or POs are issued by the U.S. government.

      GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes are undivided interests in a pool of mortgages insured by the Federal Housing Administration, the Farmers Home Administration or the Veterans Administration. They entitle the holder to receive all payments of principal and interest, net of fees due to GNMA and the issuer. Payments are made to holders of Ginnie Maes whether payments are
     actually received on the underlying mortgages.   This  is
     because Ginnie Maes are guaranteed by the full faith and credit of the United States. GNMA has the unlimited authority to borrow funds from the U.S. Treasury to make payments to these holders. Ginnie Maes are highly liquid and the market for these certificates is very large.

       FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes are undivided interests in a pool of conventional mortgages. They are secured by the first mortgages or deeds of trust on residential properties. There is no obligation to distribute monthly payments of principal
     and  interest  on the mortgages in the  pool.   They  are
     guaranteed only by FNMA and do not receive the full faith and credit of the United States.

(10) Municipal Bonds. The Funds may invest in three types of municipal bonds: General Obligation Bonds, Revenue Bonds and Industrial Development Bonds. General obligation bonds are bonds issued by states, counties, cities towns and regional districts. The proceeds from these bonds are used to fund municipal projects. Revenue bonds are bonds that receive net revenues from a particular facility or other specific source. Industrial development bonds are considered to be municipal bonds if the interest paid on these bonds is exempt from federal taxes. They are issued by public authorities and are used to raise money to finance public and privately owned facilities for business, manufacturing and housing.

(11) Obligations of Domestic and Foreign Banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry.
Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

(12) Option Contracts.

       Covered Call Options. The Income Equity Fund, the Capital Appreciation Fund and the Special Equity Fund may write ("sell") covered call options on individual stocks, equity indices and futures contracts, including equity index futures contracts. The Short and Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may write ("sell") covered call options on individual bonds and on interest rate futures contracts. Except for those written call options by the Intermediate Mortgage Fund, all other Funds' written call options must be listed on a national securities exchange or a futures exchange.

     A call option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to buy the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can purchase the underlying security or contract regardless of its market price. A call option is considered "covered" if the Fund that is writing the option owns or has a right to immediately acquire the underlying security or contract.

     A Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." A Fund makes a closing purchase transaction when it buys a call option on the same security or contract with has the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

     There are risks associated with writing covered call options. A Fund is required to pay brokerage fees in order to write covered call options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered call option.

      Covered Put Options. The Income Equity Fund, the Capital Appreciation Fund and the Special Equity Fund may write ("sell") covered put options on individual stocks, equity indices and futures contracts, including equity index futures
     contracts.   The  Short and Intermediate Bond  Fund,  the
     Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may write ("sell") covered put options on individual bonds and on interest rate futures contracts.

     A put option is a short-term contract that is generally for no more than nine months. This contract gives a buyer of the option, in return for a paid premium, the right to sell the underlying security or contract at an agreed upon price prior to the expiration of the option. The buyer can sell the underlying security or contract at the option price regardless of its market price. A put option is considered "covered" if the Fund which is writing the option owns or has a right to immediately acquire the underlying security or contract. The seller of a put option assumes the risk of the decrease of the value of the underlying security. If the underlying security decreases, the buyer could exercise the option and the underlying security or contract could be sold to the seller at a price that is higher than its current market value.

     A Fund may terminate an obligation to sell an outstanding option by making a "closing purchase transaction." A Fund makes a closing purchase transaction when it buys a put option on the same security or contract with the same price and expiration date. As a result, the Fund will realize a loss if the amount paid is less than the amount received from the sale. A closing purchase transaction may only be made on an exchange that has a secondary market for the option with the same price and expiration date. There is no guarantee that the secondary market will have liquidity for the option.

     There are risks associated with writing covered put options. A Fund is required to pay brokerage fees in order to write covered put options as well as fees for the purchases and sales of the underlying securities or contracts. The portfolio turnover rate of the Fund may increase due to the Fund writing a covered put option.

      Dealer Options. Dealer Options are also known as Over-the-Counter options ("OTC"). Dealer options are puts and calls where the strike price, the expiration date and the premium payment are privately negotiated. The Intermediate Mortgage Fund may use dealer options if the options are with major banks who are members of the Federal Reserve System and are approved as primary dealers in U.S. government securities
     by  the  Federal  Reserve Bank of New York.   The  bank's
     creditworthiness and financial strength are judged by the Sub-Adviser and must be determined to be as good as the creditworthiness and strength of the banks to whom the Fund lends its portfolio securities.

       Puts and Calls. The Income Equity Fund, the Capital Appreciation Fund and the Special Equity Fund may buy options on individual stocks, equity indices and equity futures
     contracts.   The  Short and Intermediate Bond  Fund,  the
     Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may buy puts and calls on individual bonds and on interest rate futures contracts. A Fund's purpose in buying these puts and calls is to protect itself against an adverse affect in changes of the general level of market prices in which the Fund operates. A put option gives the buyer the right upon payment to deliver a security or contract at an agreed upon date and price. A call option gives the buyer the right upon payment to ask the seller of the option to deliver the security or contract at an agreed upon date and price.

(13) Rights and Warrants. Each Fund may purchase rights and warrants. Rights are short-term obligations issued in conjunction with new stock issues. Warrants give the holder the right to buy an issuer's securities at a stated price for a stated time.

(14) Securities Lending. Each of the Funds may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund's investment policies and restrictions. Any loan of portfolio securities must be secured at all times by collateral that is equal to or greater than the value of the loan. If a seller defaults, a Fund may use the collateral to satisfy the loan. However, if the buyer defaults, the buyer may lose some rights to the collateral securing the loans of portfolio securities.

(15) Segregated Accounts. Each Fund will establish a segregated account with its Custodian after it has entered into either a repurchase agreement or certain options, futures and forward contracts. The segregated account will maintain cash and/or liquid securities that are equal in value to the obligations in the agreement.

(16) Short Sales. Each Fund may enter into short sales. A Fund enters into a short sale when it sells a security that it does not own in anticipation of a decrease in the market price of that security. A broker retains the proceeds of the sales until the Fund replaces the sold security. The Fund arranges with the broker to borrow the security. The Fund must replace the security at its market price at the time of the replacement. As a result, the Fund may have to pay a premium to borrow the security and the Fund may, but will not necessarily, receive any interest on the proceeds of the sale. The Fund must pay to the broker any dividends or interest payable on the security until the security is replaced. Collateral, consisting of cash, or marketable securities, is used to secure the Fund's obligation to replace the security. The collateral is deposited with the broker.

      If the price of the security sold increases between the time of the sale and the time the Fund replaces the security, the Fund will incur a loss. If the price declines during that period, the Fund will realize a capital gain. The capital gain will be decreased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale. The loss will be increased by the amount of transaction costs and any premiums, dividends or interest the Fund will have to pay in connection with the short sale.

(17) U.S. Treasury Securities. The Short and Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may invest in direct obligations of the U.S. Treasury. These obligations include Treasury bills, notes and bonds, all of which have their principal and interest payments backed by the full faith and credit of the United States government.

    Additional  U.S. Government Securities.   The  Short  and
     Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may invest in obligations issued by the agencies or instrumentalities of the United States Government. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. For those securities which are not backed by the full faith and credit of the United States, the Fund must principally look to the federal agency guaranteeing or issuing the obligation for ultimate repayment and therefore may not be able to assert a claim against the United States itself for repayment in the event that the issuer does not meet its commitments. The securities which the Funds may invest that are not backed by the full faith and credit of the United States include, but are not limited to:
     (a) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (b)
     securities  issued  by  the  Federal  National   Mortgage
     Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (c) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

(18) Variable Rate Securities. The Short and Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may invest in variable rate securities. Variable rate securities are debt securities which do not have a fixed coupon rate. The amount of interest to be paid to the holder is typically contingent on another rate ("contingent security") such as the yield on 90-day Treasury bills. Variable rate securities may also include debt securities which have an interest rate which resets in the opposite direction of the rate of the contingent security.

(19) When-Issued Securities. Each of the Funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to a Fund until a settlement takes place. At the time a Fund makes a commitment to purchase securities on a when-issued basis, the Fund will record the transaction, reflect the daily value of the securities when determining the net asset value of the Fund, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the Transaction. At the time of settlement, a when-issued security may be valued below the amount of the purchase price.

     To facilitate these transactions, the Fund will maintain a segregated account with the Custodian that will include cash, or marketable securities, in an amount which is at least equal to the commitments. On the delivery dates of the transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, the Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow the Fund to hedge against unanticipated changes in interest rates.



Quality and Diversification Requirements for the Funds

      Each Fund, with the exception of the Global Bond Fund, intends to meet the diversification requirements of the1940 Act as currently in effect. Investments not subject to the diversification requirements could involve an increased risk to an investor should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline. See "Appendix A" for a description of Security Ratings.

    Ratings Requirements of Commercial Paper. At the time any of the Funds invest in taxable commercial paper, the issuer must have an outstanding debt rated A-1 or higher by Standard & Poor's Ratings Group ("S&P") or the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's Investors Services, Inc. ("Moody's"). If no such ratings are available, the investment must be of comparable quality in the opinion of The Managers Funds, L.P. or the Sub-Adviser.

    Rating  of  Debt Instruments.  The Short and Intermediate
     Bond Fund and the Bond Fund may each invest without limitation in debt securities that are rated Bb by S&P or Ba by Moody's. Such securities are frequently referred to as "junk bonds." Junk bonds are more likely to react to market developments affecting market and credit risk than more highly rated debt securities.

      For the last fiscal year ended December 31, 1998, the weighted average ratings of the debt obligations held by the Short and Intermediate Bond Fund and the Bond Fund, expressed as a percentage of each of the Fund's total investments, were as follows:

       Ratings         Short             and     Bond Fund
                       Intermediate     Bond
                       Fund

Government        and           44%                  9%
AAA/Aaa
AA/Aa                           5%                   5%
BBB/Baa                         28%                 51%
BB/Ba                           4%                   0%
Not Rated                       8%                  14%


Fundamental Investment Restrictions

      The following investment restrictions have been adopted by the Trust with respect to each of the Funds contained in this Statement of Additional Information. Except if otherwise stated, these investment restrictions are "fundamental" policies which is defined in the 1940 Act to mean that the restrictions cannot be changed without the vote of a "majority of the outstanding voting securities" of a Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

     Each of the Funds of the Trust may not:

(1) Invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities), if immediately after and as a result of such investment the current market value of the holdings of its securities of such issuer exceeds 5% of its total assets; except that up to 25% of the value of the Intermediate Mortgage Fund's total assets may be invested without regard to this limitation. The Global Bond Fund may invest up to 50% of its assets in bonds issued by foreign governments which may include up to 25% of such assets in any single government issuer.

(2) Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry (other than the United States Government, its agencies and instrumentalities). Such concentration may occur incidentally as a result of changes in the market value of portfolio securities, but such concentration may not result from investment; provided, however, that the Intermediate Mortgage Fund will invest more than 25% of its assets in the mortgage and mortgage-finance industry even during temporary defensive periods. Neither finance companies as a group nor utility companies as a group are considered a single industry for purposes of this restriction.

(3) Acquire more than 10% of the outstanding voting securities of any one issuer.

(4)  Borrow   money,  except  from  banks  for   temporary   or
     extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's total assets, taken at cost, at the time of such borrowing (and provided such borrowings do not exceed in the aggregate one-third of the market value of the Fund's total assets less liabilities other than the obligations represented by the bank borrowings). It will not mortgage, pledge or in any other manner transfer any of its assets as security for any indebtedness, except in connection with any such borrowing and in amounts up to 10% of the value of the Fund's net assets at the time of such borrowing.

(5) Invest in securities of an issuer which together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of its total assets would then be invested in such securities.

(6) Invest more than 15%, of the value of its net assets in illiquid instruments including, but not limited to, securities for which there are no readily available market quotations, dealer (OTC) options, assets used to cover dealer options written by it, repurchase agreements which mature in more than 7 days, variable rate industrial development bonds which are not redeemable on 7 days demand and investments in time deposits which are non-negotiable and/or which impose a penalty for early withdrawal.

(7) Invest in companies for the purpose of exercising control or management.

(8) Purchase or sell real estate; provided, however, that it may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(9) Purchase or sell physical commodities, except that each Fund may purchase or sell options and futures contracts thereon.

(10) Engage in the business of underwriting securities issued by others.

(11) Participate on a joint or a joint and several basis in any trading account in securities. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of The Managers Funds, L.P. or any portfolio manager in order to save brokerage costs or to average prices shall not be considered a joint securities trading account.

(12) Make loans to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government entity which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than Baa by Moody's or BBB by Standard & Poor's, privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into "repurchase agreements." It may lend its portfolio securities to broker-dealers or other institutional investors if, as a result thereof, the aggregate value of all securities loaned does not exceed 33-l/3% of its total assets. See "Other Information -- Loan Transactions."

(13) Purchase the securities of other Funds or investment companies except (i) in connection with a merger, consolidation, acquisition of assets or other reorganization approved by its shareholders, (ii) for shares in the Money Market Fund in accordance with an order of exemption issued by the Securities and Exchange Commission (the "SEC"), and (iii) each Fund, may purchase securities of investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved and only if immediately thereafter not more than (a) 3% of such company's total outstanding voting stock is owned by the Fund, (b) 5% of the Fund's total assets, taken at market value, would be invested in any one such company or (c) 10% of the Fund's total assets, taken at market value, would be invested in such securities.

(14) Purchase from or sell portfolio securities to its officers, trustees or other "interested persons" (as defined in the l940 Act) of the Fund, including its portfolio managers and their affiliates, except as permitted by the l940 Act.

(15) Purchase or retain the securities of an issuer if, to the Trust's knowledge, one or more of the directors, trustees or officers of the Trust, or the portfolio manager responsible for the investment of the Trust's assets or its directors or officers, individually own beneficially more than l/2 of l% of the securities of such issuer and together own beneficially more than 5% of such securities.

(16) Issue senior securities.

(17) Invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment made by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Emerging Markets Equity Fund to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The Emerging Markets Equity Fund may also incur tax liability to the extent they invest in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Funds.

Unless otherwise provided, for purposes of investment restriction (2) above, relating to industry concentration, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.

Unless otherwise provided, for purposes of investment restriction (1) above, the Global Bond Fund may invest more than 5% of its total assets in the securities of any one foreign government, so long as the aggregate amount of such greater than 5% holdings does not exceed 50% of the value of its total assets, and no more than 25% of the value of its total assets may be invested in the securities of a single foreign government.

Non-Fundamental Investment Restrictions

      The following investment restrictions have been adopted by the Trust with respect to each of the Funds contained in this Statement of Additional Information. Except if otherwise stated, these investment restrictions are not fundamental policies and may be changed without shareholder approval.

     Each of the Funds of the Trust may not:

(1)  Invest in real estate limited partnership interests.

(2)  Invest in oil, gas or mineral leases.

(3) Invest more than 10% of its net assets in warrants or rights, valued at the lower of cost or market, nor more than 5% of its net assets in warrants or rights (valued on the same basis) which are not listed on the New York or American Stock Exchanges.

(4) Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures that do not represent bona fide hedging, the aggregate initial margin and premiums paid on such positions would exceed 5% of the Fund's net asset value.

(5) Purchase securities on margin, except for such short-term credits as are necessary for clearance of portfolio transactions; provided, however, that each Fund may make margin deposits in connection with futures contracts or other permissible investments.

(6)  Effect short sales of securities.

(7) Write or sell uncovered put or call options. The security underlying any put or call purchased or sold by a Fund must be of a type the Fund may purchase directly, and the aggregate value of the obligations underlying the puts may not exceed 50% of the Fund's total assets.



Temporary Defensive Position

       Each of the Funds may, at the discretion of its Sub-Advisers, invest up to 100% of its assets in cash for temporary defensive purposes. This strategy may be inconsistent with the Fund's principal investment strategies and may be used in an attempt to respond to adverse market, economic, political or other conditions. During such a period, a Fund may not achieve its investment objective.


Portfolio Turnover

      Generally, each of the Funds purchase securities for investment purposes and not for short-term trading profits. However, a Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to a Fund.

      The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

      For the last two fiscal years, each of the Fund's portfolio turnover rates were as follows:

             Fund                   1997           1998
Income Equity Fund                       96%             84%
Capital Appreciation Fund               235%            252%
Special Equity Fund                      50%             64%
International Equity Fund                37%             56%
Emerging Markets Equity Fund           ----*             89%
Short  and  Intermediate   Bond          91%            115%
Fund
Intermediate Mortgage Fund              317%            652%
Bond Fund                                35%             55%
Global Bond Fund                        197%            232%

*The  Emerging  Markets  Equity Fund commenced  operations  on
February 9, 1998.

          BOARD OF TRUSTEES AND OFFICERS OF THE FUNDS

      The Board of Trustees and Officers of the Funds, their business addresses, principal occupations and dates of birth are listed below. The Board of Trustees provides broad supervision over the affairs of the Trust and the Funds. The Board of Trustees and Officers of the Funds, their business addresses, principal occupations and dates of birth are listed below. Unless otherwise noted, the address of the Trustees and Officers is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

     ROBERT P. WATSON*--Chief Executive Officer, President and Trustee of The Managers Funds; President and Partner of The Managers Funds, L.P. Prior to June 1988 and from August 1989 to August 1990, he was the Chairman and Chief Executive Officer of Evaluation Associates Investment Management Company, the predecessor to The Managers Funds, L.P. His date of birth is January 21, 1934.

     MADELINE H. MCWHINNEY-Trustee; President of Dale, Elliott & Company since 1977. Trustee and Treasurer of the Institute of International Education since 1975. Member of the Advisory Committee on Professional Ethics for the New Jersey Supreme Court since March of 1983. Her address is 24 Blossom Cove Road, Red Bank, New Jersey 07701. Her date of birth is March 11, 1922.

      STEVEN J. PAGGIOLI-Trustee; Executive Vice President and Director of Wadsworth Group since 1986. Vice President, Secretary and Director of First Fund Distributors, Inc. since 1991. Vice President, Secretary and Director of the Investment Company Administration Corporation since 1990. Trustee of Professionally Managed Portfolios since 1991. His address is 915 Broadway, Suite 1605, New York, New York 10010. His date of birth is April 3, 1950.

      THOMAS  R.  SCHNEEWEIS-Trustee;  Professor  of  Finance,
University  of  Massachusetts since 1985.  His address  is  10
Cortland  Drive, Amherst, Massachusetts 01002.   His  date  of
birth is May 10, 1947.

      PETER M. LEBOVITZ-Vice President; Director of Marketing for The Managers Funds, L.P. since December 1994. From June 1993 to June 1994, he was the Director of Marketing for Hyperion Capital Management, Inc. His date of birth is January 18, 1955.

       DONALD S. RUMERY-Secretary, Treasurer; Director of Operations of The Managers Funds, L.P. since December 1994. From March 1990 to December 1994, he was a Vice President of Signature Financial Group. His date of birth is May 29, 1958.

      GIANCARLO  (JOHN)  E. ROSATI-Assistant  Treasurer;  Vice
President  of The Managers Funds, L.P. since July 1992.   From
July 1986 to June 1992, he was an Assistant Vice President  of
The Managers Funds, L.P.

        PETER M. MCCABE-Assistant Treasurer; Portfolio Administrator of The Managers Funds, L.P. since August 1995. From July 1994 to August 1995, he was a Portfolio Administrator with Oppenheimer Capital, L.P. From September 1990 to June 1994, he was a college student. His date of birth is September 8, 1972.

      LAURA A. DESALVO-Assistant Secretary; Legal/Compliance Officer of The Managers Funds, L.P. since September 1997. From August 1994 to June 1997, she was a law student and from 1990 to June 1994 she was a college student. Her date of birth is November 10, 1970.
*Mr.  Watson is an "interested person" (as defined in the 1940
Act) of the Funds.


Trustees' Compensation

      Each Trustee is currently paid an annual fee of $10,000 for serving as Trustee of the Trust and the Funds. Each Trustee also receives an additional fee of $750 for each in-person meeting attended and $200 for each telephonic meeting. The Trustees may serve as directors of other corporations that are unrelated to these Funds.

       The   following   table  sets  forth   each   Trustee's
compensation expenses paid by the Trust for the calendar year ended December 31, 1998.

                            Pension     Estimat  Total
                            or          ed       Compensati
                  Aggregate Retiremen   Annual   on from
                  Compensat t           benefit  Funds and
Name & Position   ion from  benefits    s upon   Fund
                  Funds     accrued     Retirem  Complex
                            as part     ent      Paid to
                            of Fund              Trustees
                            expenses
William W.                $       ----     ----           $
Graulty*           8,650.00                        8,650.00
Madeline H.       13,950.00       ----     ----   13,950.00
McWhinney
Steven J.         13,950.00       ----     ----   13,950.00
Paggioli
Thomas R.         13,200.00       ----     ----   13,200.00
Schneeweis
Robert P. Watson       0.00       ----     ----        0.00

*Mr.  Graulty  resigned as Trustee of The  Managers  Funds  on
September 14, 1998.

      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

     As of January 21, 1999, Charles Schwab & Co. "controlled" (within the meaning of the 1940 Act) the Special Equity Fund, the International Equity Fund and the Emerging Markets Equity Fund. As of January 21, 1999, National Financial "controlled" the Global Bond Fund. An entity or person which "controls" a particular Fund could have effective voting control over that Fund. Certain of these shareholders are omnibus processing organizations.

     As of January 21, 1999, the following persons or entities
owned  more  than  5% of the outstanding  shares  of  a  Fund.
Certain   of   these   shareholders  are  omnibus   processing
organizations.

         Income Equity Fund
       Charles Schwab & Co., Inc., San Francisco, California
       21%
       Huntington National Bank, Columbus, Ohio  14%
       National Financial Services Corp., New York, New York
       8%
       Huntington Trust Company, Columbus, Ohio    6%

         Capital Appreciation Fund
       Charles Schwab & Co., Inc., San Francisco, California
       12%
       National Financial Services Corp., New York, New York
       8%
       Huntington National Bank, Columbus, Ohio    6%

         Special Equity Fund
       Charles Schwab & Co., Inc., San Francisco, California
       37%
       National Financial Services Corp., New York, New York
       9%

         International Equity Fund
       Charles Schwab & Co., Inc., San Francisco, California
       27%
       National Financial Services Corp., New York, New York
       8%
       Resource Bank, Minneapolis, Minnesota       5%
       Merrill Lynch Trust Company, Somerset, New Jersey   5%

         Emerging Markets Equity Fund
       Charles Schwab & Co., Inc., San Francisco, California
       34%
       Resource Bank, Minneapolis, Minnesota       8%
       National Financial Services Corp., New York, New York
       7%

         Short and Intermediate Bond Fund
       Crotched Mountain Foundation, Greenfield, New Hampshire
       6%
       Huntington Trust Company, Columbus, Ohio    5%

         Intermediate Mortgage Fund
       National Financial Services Corp., New York, New York
       20%
       Roman Catholic Diocese, Syracuse, New York18%
       Huntington Trust Company, Columbus, Ohio    5%

         Bond Fund
       National Financial Services Corp., New York, New York
       13%
       Charles Schwab & Co., Inc., San Francisco, California
       17%

         Global Bond Fund
       National Financial Services Corp., New York, New York
       30%
       Charles Schwab & Co., Inc.                  6%

Management Ownership

      As  of January 21, 1999, all management personnel (i.e.,
Fund officers, Trustees and advisory board members) as a group owned beneficially less than 1% of the outstanding shares of the Funds.



                    MANAGEMENT OF THE FUNDS

Investment Advisor

     The Trustees provide broad supervision over the operations and affairs of the Trust and the Funds. The Managers Funds, L.P. (the "Manager") serves as investment manager and administrator to each of the Funds. The assets of the Funds are managed by a Sub-Adviser or a team of Sub-Advisers which are selected by the Manager, subject to the review and approval of the Trustees. The Manager also serves as administrator of the Funds and carries out the daily administration of the Trust and the Funds. The Manager and its corporate predecessor have had over 20 years of experience in evaluating Sub-Advisers for individuals and institutional investors.

      The Manager recommends Sub-Advisers for each Fund to the Trustees based upon its continuing quantitative and qualitative evaluation of the Sub-Advisers' skills in managing assets subject to specific investment styles and strategies. Unlike many other mutual funds, the Funds are not associated with any one portfolio manager and benefit from independent specialists carefully selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a Sub-Adviser, and the Manager does not expect to recommend frequent changes of Sub-Advisers.

      The Manager allocates the assets of each Fund among the Sub-Adviser(s) selected for that Fund. Each Sub-Adviser has discretion, subject to oversight by the Trustees and the Manager, to purchase and sell portfolio assets, consistent with each Fund's investment objectives, policies and restrictions and specific investment strategies developed by the Manager. For its services, the Manager receives a management fee from each Fund. A portion of the fee paid to the Manager is used by the Manager to pay the advisory fees of the Sub-Adviser(s).

      Generally, the Sub-Adviser(s) only provides the Fund with asset management and related recordkeeping services. However, a Sub-Adviser or its affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions, or markups, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the terms of any exemptive order issued by the Securities and Exchange Commission.

      A Sub-Adviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts which are unrelated in any manner to the Manager or its affiliates. The Manager enters into an advisory agreement with each Sub-Adviser known as an "Asset Management Agreement." This Agreement requires the Sub-Adviser of a Fund to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Adviser to acquire for the Fund a position in any investment which any of the Sub-Adviser's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

      Although the Sub-Advisers make investment decisions for the Funds independent of those for their other clients, it is likely that similar investment decisions will be made from time to time. When a Fund and another client of a Sub-Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Portfolio and the other client(s) pursuant to a formula considered equitable by the Sub-Adviser. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

      The Trustees and the Manager have adopted a joint Code of Ethics under Rule 17j-1 of the 1940 Act (the "Code"). The Code generally requires employees of the Manager to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The restrictions are applicable to all employees of the Manager and include a ban on trading securities based on information about the trading within a Fund.


Sub-Advisers

     The Sub-Adviser(s) for each Fund are set forth below. The Income Equity Fund, the Capital Appreciation Fund, the Special Equity Fund and the International Equity Fund currently allocate the Fund's assets among more than one Sub-Adviser to provide diversification among investment strategies. However, not all Sub-Advisers that have Asset Management Agreements in effect will be funded at all times. As of the date of this Statement of Additional Information, the following are the Sub-Advisers for each of the Funds. The information has been supplied by each of the Sub-Advisers. None of these Sub-
Advisers are currently affiliated with the Manager or the Funds.

Income Equity Fund

    Chartwell Investment Partners, L.P. ("Chartwell")

  Chartwell is a limited partnership founded in 1997. It is 75% controlled by the employees of Chartwell and 25% controlled by Maverick Partners, L.P. ("Maverick"). Maverick is controlled by John McNiff and Michael Kennedy. As of
  December 31, 1998, Chartwell's assets under management totaled approximately $2.7 billion. Chartwell's address is 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312.

  Chartwell uses a team approach to managing its portion of the Income Equity Fund.

    Scudder Kemper Investments, Inc. ("Scudder")

  Scudder was founded in 1919 and is owned and controlled by the Zurich Group ("Zurich"). It is managed by a Board of Directors chaired by Rolf Hueppi, Chairman and CEO of Zurich. The members include members of Zurich's Corporate Executive Board, Laurence W. Cheng, Steven M. Gluckstern, Markus Rohrbasser, and Edmond D. Villani, as well as Cornelia Small, Director of Global Equity Investments of Scudder and Lynn S. Birdsong, Director of Scudder's Institutional Group. As of December 31, 1998, Scudder's assets under management totaled approximately $____________. Scudder's address is 345 Park Avenue, New York, NY 10154.

  Robert T. Hoffman is the portfolio manager of the portion of the Income Equity Fund which is managed by Scudder. He is a Managing Director of Scudder and has been employed by Scudder since 1989.


Capital Appreciation Fund

    Essex Investment Management Company, LLC ("Essex")

  Essex was founded in 1976 and is owned jointly by the employees of Essex and an institutional partner, Affiliated Managers Group, Inc. As of December 31, 1998, Essex's assets under management totaled approximately $5.6 billion. Essex's address is 125 High Street, Boston, MA 02110.

  Joseph  C. McNay, Chairman and Chief Investment Officer,  and
  Daniel  Beckham,  Principal  and  Vice  President,  are   the
  portfolio   managers   for  the  portion   of   the   Capital
  Appreciation Fund which is managed by Essex.

    Roxbury Capital Management, LLC ("Roxbury")

  Roxbury Capital Management is a California corporation which was founded in 1986. In order to facilitate a strategic partnership with WT Investments, Inc., a subsidiary of
  Wilmington  Trust  Company and a wholly-owned  subsidiary  of
  Wilmington Trust Corporation, Roxbury Capital Management transferred all of its assets to Roxbury. As of December 31, 1998, Roxbury's assets under management totaled approximately $6,026.5 billion. Roxbury's address is 100 Wilshire Boulevard, Suite 600, Santa Monica, CA 90401.

  Kevin P. Riley is the portfolio manager of the portion of the Capital Appreciation Fund which is managed by Roxbury. He is a Senior Managing Director, Senior Portfolio Manager and
  Chief Investment Officer of Roxbury.


Special Equity Fund

    Liberty Investment Management ("Liberty")

  Liberty was originally formed in 1976 and is a division of Goldman Sachs Asset Management. Goldman Sachs Asset Management is a separate operating division of Goldman, Sachs & Co. The general partners of Goldman, Sachs & Co. are The Goldman Sachs Group, L.P. (a Delaware Limited Partnership)
  ("GSGLP") and The Goldman, Sachs & Co. L.L.C. (a Delaware limited liability company) ("GSCLLC"). The Goldman Sachs Corporation ("GSC") is the parent company of both GSGLP and GSCLLC. GSGLP is also a parent of GSCLLC. GSC is the sole general partner of GSGLP. As of December 31, 1998, Liberty's assets under management totaled approximately $10.9 billion. Liberty's address is 2502 Rocky Point Drive, Suite 500, Tampa, FL 33607.

  Timothy G. Ebright is the portfolio manager of the portion of the Special Equity Fund managed by Liberty. He has been a Vice President of Liberty since 1988.

    Pilgrim Baxter & Associates, Ltd. ("Pilgrim")

  Pilgrim was formed in 1982 and is owned by United Asset Management, a public company. As of December 31, 1998, Pilgrim's assets under management totaled approximately $13.9 billion. Pilgrim's address is 825 Duportail Road, Wayne, PA 19087.

  Jeffrey Wrona is the lead portfolio manager and Gary L. Pilgrim, CFA, is the co-portfolio manager of the portion of the Special Equity Fund which is managed by Pilgrim. Mr. Wrona is responsible for managing small capitalization and technology portfolios. Mr. Pilgrim is the Chief Investment Officer and one of the founding members of the firm.

    Westport Asset Management, Inc. ("Westport")

  Westport was formed in 1983 and is 51%-owned by Andrew J. Knuth and 49%-owned by Ronald H. Oliver. Each is active as a portfolio manager/analyst of the firm. As of December 31, 1998, Westport's assets under management totaled approximately $2.0 billion. Westport's address is 253 Riverside Avenue, Westport, CT 06880.

  Andrew J. Knuth is the portfolio manager of the portion of the Special Equity Fund managed by Westport. He is the Chairman and one of the founders of Westport.

    Kern Capital Management LLC ("KCM")
  KCM is a Delaware limited liability company founded in 1997 by Robert E. Kern, Jr. and David G. Kern. As of December 31, 1998, KCM's assets under management totaled approximately $405.9 million. KCM's address is 14 West 47th Street, Suite 1926, New York, NY 10036.

  Robert E. Kern, Jr. is the portfolio manager of the portion of the Special Equity Fund which is managed by KCM. He has been the Managing Member, Chairman and Chief Executive
  Officer of KCM since the firm's inception.


International Equity Fund

    Scudder Kemper Investments, Inc. ("Scudder")

  Scudder was founded in 1919 and is owned and controlled by the Zurich Group ("Zurich"). It is managed by a Board of Directors chaired by Rolf Hueppi, Chairman and CEO of Zurich. Members include members of Zurich's Corporate Executive Board, Laurence W. Cheng, Steven M. Gluckstern, Markus Rohrbasser, and Edmond D. Villani, as well as Cornelia Small, Director of Global Equity Investments of Scudder and Lynn S. Birdsong, Director of Scudder's Institutional Group. As of December 31, 1998, Scudder's assets under management totaled approximately $____________. Scudder's address is 345 Park Avenue, New York, NY 10154.

  William E. Holzer is the portfolio manager of the portion of the International Equity Fund which is managed by Scudder.
  He is a Managing Director of Scudder.

    Lazard Asset Management ("Lazard")

  Lazard is a New York limited liability company founded in 1848. It is a division of Lazard, Freres LLC. The managing directors are Eileen D. Alexanderson, Thomas F. Dunn, Norman Eig, Herbert W. Gullquist, Larry A. Kohn, Robert P.
  Morgenthau, John R. Reinsberg, Michael S. Rome, Michael P. Triguboff, Ira Handler and Alexander E. Zagoreos. As of December 31, 1998, Lazard's assets under management totaled approximately $______________. Lazard's address is 30 Rockefeller Plaza, New York, NY 10112.

  John R. Reinsberg is the portfolio manager of the portion of the International Equity Fund managed by Lazard. He is the Managing Director of Lazard.

Emerging Markets Equity Fund

    King Street Advisors, Limited ("King Street")

  King Street was founded in 1997 and is 75% owned by State Street Corporation through two subsidiaries. As of December 31, 1998, King Street's assets under management totaled approximately $361.64 million. King Street's address is Almack House, 28 King Street, London, England SW1Y 6QW.

  Murray Davey and Ken King are the portfolio managers the Emerging Markets Equity Fund managed by King Street.


Short and Intermediate Bond Fund

    Standish, Ayer & Wood, Inc. ("Standish")

  Standish was founded in 1933 and is a privately owned corporation with 24 directors. Edward H. Ladd, Chairmanand Managing Director, and George W. Noyes, CEO, President and Managing Directort, each own more than 10% of the outstanding voting securities of Standish. Caleb F. Aldrich, Managing Director and Vice President, Davis B. Clayson, Director and Vice President, Dolores S. Driscoll, Managing Director and Vice President, Richard C. Doll, Director and Vice President, Maria D. Furman, Managing Director and Vice President, and Richard S. Wood, Managing Director, Vice President and Secretary, each own more than 5% of the outstanding voting securities of Standish. Nicholas S. Battelle, David H. Cameron, Karen K. Chandor, James E. Hollis, III, Laurence A. Manchester, Arthur H. Parker, Howard B. Rubin, Austin C. Smith, W. Charles Cook, Joseph M. Corrado, Mark A. Flaherty, Raymond J. Kubiak, Thomas P. Sorbo, David C. Stuehr and Michael W. Thompson are each a Director and Vice President of Standish. Ralph S. Tate is Managing Director and Vice President of Standish. Each owns less than 5% of the outstanding voting securities of Standish. As of December 31, 1998, Standish's assets under management totaled approximately $46,218.7 billion. Standish's address is One Financial Center, Suite 26, Boston, MA 02111.

  Howard B. Rubin is the portfolio manager for the Short and Intermediate Bond Fund which is managed by Standish. He is a Director and Vice President of Standish and has been with the firm since 1984.


Intermediate Mortgage Fund

    Jennison Associates LLC ("Jennison")

  Jennison was founded in 1969 and is a wholly-owned subsidiary of The Prudential Insurance Company of America. As of
  December 31, 1998, Jennison's assets under management totaled approximately $46.4 billion. Jennison's address is 1000
  Winter Street, Waltham, MA 02451.

  Thomas F. Doyle is the portfolio manager of the Intermediate
  Mortgage Fund which is managed by Jennison. He is a Director and Executive Vice President of Jennison and has been with the firm since 1987.


Bond Fund

    Loomis, Sayles & Company, L.P. ("Loomis")

  Loomis was founded in 1926. Its sole general partner, Loomis, Sayles & Company, Inc., is a special purpose corporation that is an indirect wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies' managing general partner, Nvest Corporation, is a direct wholly-owned subsidiary of Metropolitan Life Insurance Company ("Met Life"), a mutual life insurance company. Nvest Companies' advising general partner, Nvest L.P., is a publicly-traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest L.P. As of December 31, 1998, Loomis' assets under management totaled approximately $70.7 billion. Loomis' address is One Financial Center, Boston, MA 02111.

  Daniel  J.  Fuss, CFA, is the portfolio manager of  the  Bond
  Fund  which  is  managed by Loomis.  He has been  a  Managing
  Director of Loomis since 1976.


Global Bond Fund

    Rogge Global Partners, plc. ("Rogge")

  Rogge was founded in 1984 and is owned by United Asset Management, a public company. As of December 31, 1998, Rogge's assets under management totaled approximately $5.6 billion. Rogge's address is 5-6 St. Andrews Hill, London, England EC4V 5BY.

  Olaf Rogge is the portfolio manager of the Global Bond Fund which is managed by Rogge. He is the Managing Director and Principal Executive of Rogge, which he founded in 1984.

Voluntary Fee Waivers and Expense Limitations

      From time to time, the Manager may voluntarily agree to waive all or a portion of the fee it would otherwise be entitled to receive from a Fund. The Manager may waive all or a portion of its fee for a number of reasons such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from (i) a reallocation of Fund assets among Sub-Advisers or (ii) a voluntary waiver by a Sub-Adviser of all or a portion of the fees it would otherwise be entitled to receive from the Manager with respect to the Fund. The Manager may also decide to waive all or a portion of its fees from a Fund for other reasons, such as attempting to make a Fund's performance more competitive as compared to similar funds. The effect of the fee waivers in effect at the date of this Statement of Additional Information on the management fees payable by the Funds is reflected in the tables below and in the Expense Information located in the front of each of the Fund's Prospectuses. Voluntary fee waivers by the Manager or by any Sub-Adviser may be terminated or reduced in amount at any time and solely in the discretion of the Manager or Sub-Adviser concerned. Shareholders will be notified of any change on or about the time that it becomes effective.

Compensation of Manager and Sub-Advisers

      As compensation for the services rendered and related expenses under the Fund Management Agreement, the Funds have agreed to pay the Manager a fee, which is computed daily and may be paid monthly. Furthermore, as compensation for the services rendered and related expenses under the Asset Management Agreement, the Manager has agreed to pay each of the Sub-Advisers a fee for managing their respective portfolios, which is also computed daily and paid monthly. The fee paid to each Sub-Adviser is paid out from the Manager's fee received from the Funds.

      During the last three fiscal years ended December 31, 1996, 1997 and 1998, the Manager was paid the following fees by the Funds under the Fund Management Agreement.

Fund                        1996         1997      1998
Income  Equity Fund                $   349,821$   465,345     $
513,862
Capital   Appreciation  Fund          $    761,925$     797,930
$   590,610
Special    Equity    Fund                  $1,572,135$4,477,844
$7,575,757
International    Equity    Fund            $1,856,193$3,010,430
$4,490,305
Emerging Markets Equity Fund*-----      -----$     40,849   (a)
Short  and Intermediate Bond Fund$   116,037$     88,839      $
84,177
Intermediate Mortgage Fund        $   143,803$    101,414     $
72,020    (b)
Bond Fund              $   180,197$   221,232$   281,699
Global  Bond Fund                  $   126,043$   115,996     $
132,587

*The  Emerging  Markets  Equity Fund  commenced  operations  on
February 9, 1998.
(a) The fee paid to the Manager for the Fund, restated to reflect a waiver of a portion of the fee in effect, would have been $18,312.
(b) The fee paid to the Manager for the Fund, restated to reflect a partial waiver in effect, would have been $56,907.

      During the last three fiscal years ended December 31, 1996, 1997 and 1998, the Sub-Advisers were paid the following fees by the Manager under the Asset Management Agreement.

Fund                        1996         1997      1998
Income Equity Fund
    Scudder Kemper Investments, Inc.$    86,220$   120,096
    Chartwell Investment Partners, L.P.-----$    29,408
Capital Appreciation Fund
    Essex Investment Mgmt. Co., LLC    -----$   156,464
    Roxbury Capital Management, LLC    -----     -----
Special Equity Fund
    Liberty Investment Management$   266,030$   746,314
    Pilgrim, Baxter & Associates, Ltd.$   305,198$   790,994
    Westport Asset Management    $   302,171$   873,573
    Kern Capital Management LLC-----$     59,856
International Equity Fund
    Scudder Kemper Investments, Inc.$   515,262$   833,438
    Lazard Asset Management      $   516,157$   838,470
Emerging Markets Equity Fund*
    King Street Advisors, Limited
Short and Intermediate Bond Fund
    Standish, Ayer & Wood, Inc.  $    58,019$    44,419
Intermediate Mortgage Fund
    Jennison Associates LLC      $    63,913$    45,073
Bond Fund
    Loomis, Sayles & Co., L.P.   $    71,957$    88,443
Global Bond Fund
    Rogge Global Partners plc    $    64,019$    57,998

Fund Management Agreement

      The Trust has entered into a Fund Management Agreement with the Manager. The Manager, in turn, has entered into Asset
Management Agreements with each of the Sub-Advisers selected for the Funds.

      The  Manager  is  a  Delaware limited  partnership.   Its
general partner is a corporation that is wholly owned by Robert
P. Watson, President and a Trustee of the Trust.

      Under the Fund Management Agreement, the Manager is required to (i) supervise the general management and investment of the assets and securities portfolio of each Fund; (ii)
provide overall investment programs and strategies for each Fund; (iii) select and evaluate the performance of Sub-Advisers for each Fund and allocate the Fund's assets among these Sub-Advisers; (iv) provide financial, accounting and statistical information required for registration statements and reports with the SEC; and (v) provide the Trust with the office space, facilities and personnel necessary to manage and administer the operations and business of the Trust, including compliance with state and federal securities and tax laws, shareholder communications and record keeping.

      The Fund Management Agreement provide that it will continue in effect for a period of one year after execution and will be specifically approved thereafter annually by the Trustees in the same manner as the Distribution and Administration Agreements. See "Administrative Services; Distribution Arrangements" below. The Fund Management Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trust's Disinterested Trustees, or by a vote of the shareholders of a majority of each Fund's outstanding voting securities, on 60 days written notice to the Manager or by the Manager on 60 days written notice to the Fund.

      The following table illustrates the annual management fee rates currently paid by each Fund to the Manager, together with the portion of the management fee that is retained by the Manager as compensation for its services, each expressed as a percentage of the Fund's average net assets. The remainder of the management fee is paid to the Sub-Advisers.



                                             MANAGER'S PORTION
                       TOTAL MANAGEMENT      OF THE TOTAL
 NAME OF FUND          FEE                   MANAGEMENT FEE
 Income Equity Fund    0.75%                 0.40%
 Capital  Appreciation 0.80%                 0.40%
 Fund
 Special Equity Fund   0.90%                 0.40%
 International  Equity 0.90%                 0.40%
 Fund
 Emerging      Markets 1.15%                 0.40%*
 Equity Fund
 Short             and 0.50%                 0.25%
 Intermediate     Bond
 Fund
 Intermediate          0.45%                 0.25%*
 Mortgage Fund
 Bond Fund             0.625%                0.375%
 Global Bond Fund      0.70%                 0.30%  up to  $20
                                                     million
                                             0.35%  over   $20
                                             million
  *Manager is waiving all of its fee as of the date of this Statement of Additional Information.

      The amount of the Fund's management fee retained by the Manager may vary for a Fund due to changes in the allocation of assets among its Sub-Advisers, the effect of an increase in the Fund's net asset value on the fees payable to its Sub-Advisers, and/or the implementation, modification or termination of voluntary fee waivers by the Manager and/or one or more of the Sub-Advisers.

      The Trust has obtained from the SEC an order permitting the Manager, subject to certain conditions, to enter into Asset Management Agreements with Sub-Advisers approved by the Trustees but without the requirement of shareholder approval. Under the terms of the order, the Manager is to be able, subject to the approval of the Trustees but without shareholder approval, to employ new Sub-Advisers for new or existing Funds, change the terms of particular sub-advisory agreements or continue the employment of existing Sub-Advisers after events that under the 1940 Act and the sub-advisory agreements would be an automatic termination of the agreement. Although shareholder approval will not be required for the termination of sub-advisory agreements, shareholders of a Fund will continue to have the right to terminate such agreements for the Fund at any time by a vote of a majority of outstanding voting securities of the Fund.


Administrative Services; Distribution Arrangements

      The Managers Funds, L.P. serves as administrator of the Trust (the "Administrator"). The Managers Funds, L.P. also serves as distributor (the "Distributor") in connection with the offering of each Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Funds. The Distributor acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of shares.

      The Distribution Agreement between the Trust and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Fund Management Agreement. The Distribution Agreement may be continued annually if specifically approved by the Trustees or by a vote of the Trust's outstanding shares, including a majority of the Disinterested Trustees or the respective Distributor, as such term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval.


Custodian

     State Street Bank and Trust Company ("State Street" or the "Custodian"), 1776 Heritage Drive, North Quincy, Massachusetts, is the Custodian for all the Funds. It is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds. In addition, when any of the Funds trade in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

      The Custodian is affiliated with King Street Advisors, Limited, one of the sub-advisers to Managers Emerging Markets Equity Fund. Under certain interpretations of the staff of the Securities and Exchange Commission, the assets of Managers Emerging Markets Equity Fund may be deemed to be in the Fund's custody for purposes of Rule 17f-2 under the Act. Accordingly, the requirements of Rule 17f-2 will be followed with respect to Managers Emerging Markets Equity Fund.

      The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.


Transfer Agent

      Boston  Financial  Data Services, Inc.,  P.O.  Box  8517,
Boston, Massachusetts 02266-8517, is the Transfer Agent for each of the Funds.


Independent Public Accountants

PricewterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109, is the independent public accountant for each of the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds, assists in the preparation and/or review of each of the Fund's federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.


           BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Management Agreements between the Manager and the Sub-Advisers provides that the Sub-Advisers place all orders for the purchase and sale of securities which are held in each Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of each Sub-Adviser to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Adviser shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

     In addition when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Advisers are authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provided by the broker. The Sub-Advisers are also authorized to cause a Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Advisers must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Adviser exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser. The Funds may purchase and sell portfolio securities through brokers who provide the Funds with research services.

      The Trustees will periodically review the total amount of commissions paid by each Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to each Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Adviser attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Advisers.

      The fees of the Sub-Advisers are not reduced by reason of their receipt of such brokerage and research services. Generally, no Sub-Adviser provides any services to any Fund except portfolio investment management and related record-keeping services. However, a Sub-Adviser for a particular Fund or its affiliated broker-dealer may execute portfolio transactions for such Fund and receive brokerage commissions, or markups, for doing so in accordance with Sections 17(a) and 17(e) of the 1940 Act and the procedures adopted by the Trustees in accordance with the rules thereunder, and the terms of any exemptive order issued by the Securities and Exchange Commission. A Sub-Adviser for a Fund or its affiliated broker-dealers may not act as principal in any portfolio transaction for any Fund with which it is affiliated.

      In allocating portfolio transactions for a Fund among several broker-dealers, a Sub-Adviser may, but is not required to, take into account any sales of shares of that Fund by the broker-dealer or by an affiliate of the broker-dealer.

Brokerage Commissions

      During the last three fiscal years, the Funds paid the following brokerage fees:

Fund                      1996      1997      1998
Income Equity Fund  $   44,936 $ 126,564  $118,253
Capital    Appreciation   Fund$   421,852     (a)   $   371,969
$238,292
Special Equity Fund  $ 278,627 $ 616,474  $937,439
International Equity Fund$ 555,519$ 657,238$984,751
Emerging Markets Equity Fund*----- -----   $31,571
-----------------------------------------

(a)   The Emerging Markets Equity Fund commenced operations  on
  February 9, 1998.
(a) The Capital Appreciation Fund paid brokerage commissions totaling $49,756 to Fahnestock & Co., an affiliated broker-dealer of Hudson Capital Advisors which then served as an Asset Manager.

Brokerage Recapture Arrangements

      During the last three fiscal years, the Funds paid the following fees to the following list of brokers with which the Funds have entered into brokerage recapture arrangements:

Fund                      1996      1997      1998
Income Equity Fund
     Capital Institutional Services, Inc.    $   7,866       $
  19,771         $    6,809
      Salomon   Smith  Barney             ---      $    53,306
  ---
Capital Appreciation Fund
     Capital Institutional Services, Inc.      ---          --
  -   $    8,016
     Salomon Smith Barney          $   7,758 $  55,771       $
  6,858
     Donaldson & Co., Inc.         $  13,956   ---           $
  4,794
     Westminster Research Assoc. Inc.        $   5,170       $
  9,408          $117,362
      LJB   Associates                 $   55,224  $    11,057
 ---
Special Equity Fund
     Capital Institutional Services, Inc.    $ 22,009        $
  33,840         $  16,680
International Equity Fund
     Capital Instiutional Services, Inc.     $   5,400       $
  1,188          $   1,254

          PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

      Investors may open accounts with the Funds through their financial planners or investment professionals, or by the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other institutional investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

      Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations who may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Trust's transfer agent. Certain processing organizations may receive compensation from the Trust's Manager, Administrator and/or a Sub-Adviser.

     Purchase orders received by the Trust before 4:00 p.m. New York Time, c/o Boston Financial Data Services, Inc. (the "Transfer Agent") at the address listed in the prospectus on any Business Day will receive the net asset value computed that day. Orders received prior to 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

     Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

     Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to a Fund or State Street Bank and Trust Company will be accepted. To ensure that checks are collected by the Trust, redemptions of shares purchased by check, or exchanges from such shares, are not effected until the clearance of the check which may take up to 15 days after the date of purchase, unless arrangements are made with the Administrator.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, each Fund can redeem shares from any identically registered account in such Fund or any other Fund in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares.

     In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.


Redeeming Shares

     Any redemption orders received by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of trading on the NYSE on that day.
     Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether a Fund will exercise its right to redeem shareholder accounts will be determined by the Manager on a case-by-case basis.

      If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value", and such valuation will be made as of the same time the redemption price is determined.

      Investors should be aware that redemptions from a Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, address, account number, Fund number and signatures of all account holders. In addition, if a shareholder sends a check for the purchase of fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows:
(i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

     An investor may exchange shares from any Fund into shares of any other of The Managers Funds without any charge. An exchange may be made as long as after the exchange the investor has shares, in each Fund where he or she remains an investor, with a value of at least that Fund's minimum investment amount. Shareholders should read the Prospectus of the Fund that they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Exchanges are in effect purchases of one Fund and redemptions of another Fund, and therefore, the usual purchase and redemptions procedures and requirements apply to each exchange. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. Shares of the Fund to be acquired or purchased for settlement when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value

     Each of the Funds computes its Net Asset value once daily on Monday through Friday on each day on which the New York Stock Exchange ("NYSE") is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. The Funds may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

     The net asset value of each Fund is equal to the value of the Fund (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.


Dividends and Distributions

     Each of the Funds declares and pays dividends and distributions as described in the Prospectus.

     If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.


                     TAXATION OF THE FUNDS

      The following discussion of tax consequences is based on U.S. Federal tax laws in effect as of the date of this SAI.
These laws and regulations are subject to change by legislative or administrative action.

      Each Fund intends to qualify and remain qualified as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of certain securities, gains from the sale of securities, certain gains from foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (ii) diversify its holdings so that, at the end of each fiscal quarter of its taxable year, (a) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, investments in other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As a RIC, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements.

      Under the Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements a by the end of the calendar year. The Funds intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

      For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year generally will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will be taxable to a shareholder in the year declared rather than the year paid.

      Distributions of net investment income and realized net short-term capital gain in excess of net long-term capital losses (other than exempt interest dividends) are generally taxable to shareholders of the Fund as ordinary income whether such distributions are taken in cash or reinvested in additional shares. Distributions to corporate shareholders of the Fund are not eligible for the dividends received deduction. Distributions of net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of the Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholders has held shares in the Fund. In general, long-term capital gain of an individual shareholder will be subject to a reduced rate of tax. Investors should consult their tax advisors concerning the treatment of capital gains and losses. Additionally, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend of shares in the Fund.

      All of the Funds except for International Equity Fund may invest in futures contracts or options. Certain options, futures contracts and options on futures contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40") regardless of the length of time the contract was held. Also, section 1256 contracts held by a Fund at the end of each taxable year are treated for federal income tax purposes as being sold on such date for their fair market value. The resultant paper gains or losses are also treated as 60/40 gains or losses. When the section 1256 contract is subsequently disposed of, the actual gain or loss will be adjusted by the amount of any preceding year-end paper gain or loss. The use of section 1256 contracts may force a Fund to distribute to shareholders paper gains that have not yet been realized in order to avoid federal income tax liability.

             Gains   and  losses  on  the  sales  of  portfolio
securities will be treated as long-term capital gains or losses if the securities have been held for more than one year, except in certain cases where, if applicable, a put is acquired or a call option is written thereon or straddle rules are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. Except as described below, if an option written by the Funds lapse or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by the Fund, the Fund will subtract the premium received from its cost basis in the securities purchased.

     Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of the Fund's shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.

     Any gain or loss realized on the redemption or exchange of the Fund's shares by a shareholder who is not a dealer in securities will be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise as a short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

      If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions to non-corporate shareholders.

      Certain  Funds may invest in obligations  (such  as  zero
coupon bonds) which are issued with original issue discount ("OID"). Under the code, OID is accrued as investment income over the life of the investment even in the absence of cash payments. Accordingly, such Funds may be required to sell some of their assets in order to satisfy the distribution requirements applicable to RICs.

      Foreign currency gains or losses on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated forward contracts generally will be treated as ordinary income or loss. Any non-U.S. dollar denominated futures or options contract may be treated as either ordinary income or capital gain if it meets the requirements of Section 1256.

       Newly  enacted  Code  Section  1259  will  require   the
recognition of gain (but not loss) if a Fund makes a "constructive sale" of an appreciated financial position (e.g. stock). A Fund generally will be considered to make a constructive sale of an appreciated financial position if it sells the same or substantially identical property short, enters into a futures or forward contract to deliver the same or substantially identical property, or enters into certain other similar transactions.

      Foreign Shareholders. Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate)
unless the dividends are effectively connected with a U.S. trade of business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade of business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

      In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

      The International Equity, Emerging Markets Equity, Global Bond, Bond and Short and Intermediate Bond Funds may be subject to a tax on dividend or interest income received from securities of a non-U.S. issuer withheld by a foreign country at the source. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Fund's assets to be invested within various countries is not known. If more than 50% of such a Fund's total assets at the close of a taxable year consists of stock or securities in foreign corporations, and the Fund satisfies the holding period requirements, the Fund may elect to pass through to its shareholders the foreign income taxes paid thereby. In such case, the shareholders would be treated as receiving, in addition to the distributions actually received by the shareholders, their proportionate share of foreign income taxes paid by the Fund, and will be treated as having paid such foreign taxes. The shareholders will be entitled to deduct or, subject to certain limitations, claim a foreign tax credit with respect to such foreign income taxes. A foreign tax credit will be allowed for shareholders who hold the Fund for at least 16 days during the 30-day period beginning on the date that is 15 days before the ex-dividend date. Beginning in 1998, shareholders who have been passed through foreign tax credits of no more than $300 ($600 in the case of married couples filing jointly) during a tax year can elect to claim the foreign tax credit for these amounts directly on their federal income tax returns (IRS Forms 1040) without having to file a separate Form 1116. It should be noted that only shareholders that itemize deductions may deduct foreign income taxes paid by them.

      State and Local Taxes. The Funds may also be subject to state and/or local taxes in jurisdictions in which the Funds are deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states, which have income tax laws, might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Funds.

      Other Taxation. The Funds are series of a Massachusetts business trust. Under current law, neither the Trust nor any Fund in the Trust is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund of the Trust continues to qualify as a regulated investment company under Subchapter M of the Code.


                       PERFORMANCE DATA

      From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for each of the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See the Funds' Prospectus.

Yield
      The Income Equity Fund, the Short and Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund may include in advertisements or sales literature certain total return and yield information in terms of a 30-day yield quotation. "Yield" refers to income generated by an investment in the Fund during the previous 30-day (or one-
month)  period.   The  30-day yield quotation  is  computed  by
dividing the net investment income per share on the last day of the period, according to the following formula:

              Yield = 2[((a-b) / (cd) + 1)^6 - 1]

In the above formula,    a = dividends and interest earned
during the period
               b = expenses accrues for the period, net of reimbursements
                        c = the average daily number of shares
                 outstanding during the period that were
                 entitled to receive dividends
               d = the maximum offering price per share on the last day of the period

The figure is then annualized. That is, the amount of income generated during the 30-day (or one-month) period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. The Funds' yield figures are based on historical earnings and are not intended to indicate future performance.

      The 30-day yields for the period ended December 31, 1998, were as follows:

Fund                          30-Day Yield at 12/31/98
Income Equity Fund                        1.15%
Short and Intermediate Bond               5.19%
Fund
Intermediate Mortgage Fund                6.20%
Bond Fund                                 6.86%
Global Bond Fund                          3.61%

Total Return

      Each of the Funds may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that a Fund has been in existence. Average Annual return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                       P (1 + T) N = ERV

In the above formula,    P =  a hypothetical initial payment of
$1,000
               T =  average annual total return
               N =  number of years
                          ERV =  ending redeemable value of
                  the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

The figure is then annualized. The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period

                         Average Annual Returns
NAME OF FUND         1      5 YEARS 10      SINCE
                     YEAR           YEARS   INCEPTION*
Income Equity Fund           17.68%  14.43%
                     11.73%
Capital Appreciation         21.51%  18.36%
Fund                 57.34%
Special Equity Fund          15.35%  16.64%
                     0.20%
International Equity         11.16%  11.62%
Fund                 14.54%
Emerging     Markets  ---     ---     ---       -22.60
Equity Fund
Short  &  Int.  Bond           4.23%
Fund                 5.31%          7.13%
Intermediate                   0.83%
Mortgage Fund        6.01%          6.72%
Bond Fund                      7.77%
                     3.29%          9.75%
Global Bond Fund               ---     ---      8.24%
                     19.27%

*  Data since inception are shown for Funds that are less  than
10  years  old.   Global  Bond  Fund  commenced  operations  on
3/25/94. The Emerging Markets Equity Fund commenced operations on 2/9/98.

Performance Comparisons

      Each of the Funds may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper"), Morningstar, Inc., ("Morningstar") and IBC Money Fund Report ("IBC"). Each Fund's performance may also be compared to the performance of various unmanaged indices such as the Standard & Poor's 500 Stock Price Index or the Dow Jones Industrial Average.

      "Lipper-Fixed Income Fund Performance Analysis" is a monthly publication prepared by Lipper, which tracks net assets, total return, principal return and yield on approximately 950 fixed-income mutual funds offered in the United States. Lipper also prepares the "Lipper Composite Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper.

      Morningstar,  Inc.,  a widely used  independent  research
firm,   also   ranks  mutual  funds  by  overall   performance,
investment objectives and assets.

      From time to time, in reports and sales literature, the Funds may compare their performance, risk quality and liquidity characteristics to money market funds, treasury bills and notes, GIC's and various indices of unmanaged securities. Charts may be shown depicting the relative yield and risk relationships between the Fund and these indices. In general, instruments with shorter maturities or durations tend to be less risky (have lower price volatility) than those with longer maturities or durations. Risk and yield tend to be greater for corporate issues than for government securities or money market funds. Money market funds invest only in high quality instruments that are denominated in U.S. dollars and that have relatively short periods to maturity. Accordingly, money market funds tend to have fairly low risk and price volatility. The indices used, and the basis for these comparisons, may include:

     The IBC Money Market Fund Index, prepared by IBC Financial Data, Inc. in "IBC's Money Market Fund Report," is a weekly publication which tracks net assets, yield, maturity and portfolio holdings on most money market funds offered in the U.S. Yields quoted on the IBC index are based on a 30-day period.

      Yields on two-year Treasury notes or one-year Treasury bills are quoted in the Wall Street Journal. Yields on these indices are generally higher than on money market funds, but carry higher risk due to their longer durations.

      Unmanaged government and corporate indices are published by Merrill Lynch, Salomon Smith Barney and Lehman Brothers. Indices which may be compared to the Short and Intermediate Bond Fund, the Intermediate Mortgage Fund, the Bond Fund and the Global Bond Fund include the Merrill Lynch 1-3 Year Treasury Index, the Merrill Lynch 1-5 Year Government/Corporate Index, the Salomon Smith Barney Mortgage Index, the Lehman Brothers Government/Corporate Index and the Salomon Smith Barney World Government Index, respectively. These indices are all published on Bloomberg and some are published in the Wall Street Journal, as well as in information provided by Merrill Lynch, Salomon Smith Barney and Lehman Brothers.

Massachusetts Trust

     Each of the Funds is a separate and distinct series of the Trust which is commonly known as a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

      Under Massachusetts's law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

      No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdiction, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of a Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of a Fund.

     The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

      The  Trust  shall  continue without  limitation  of  time
subject   to  the  provisions  in  the  Declaration  of   Trust
concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

      The Trust is an open-end management investment company organized as a Massachusetts business trust in which each of the Funds represent a separate series of shares of beneficial interest. See "Massachusetts Trust" above.

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value)  of  one  or more series and to divide  or  combine  the shares of any series, if applicable without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Trust" above. Shares of the Funds have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

     The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than
50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

      Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanies by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

      The Trustees have authorized the issuance and sale to the public of shares of ten series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Additional Information

       This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act and the Portfolio's Registration Statement filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the Exhibits filed therewith may be examined at the office of the SEC in Washington DC.

      Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

       No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.


                     FINANCIAL STATEMENTS

      The following audited Financial Statements and the Notes for each of the Funds, and the Report of Independent Accountants of PricewaterhouseCoopers LLP are incorporated by reference to this SAI from their respective annual report filings made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the Financial Statements and reports are available without charge by calling The Managers Funds at (800) 835-3879, on The Managers Funds Internet website at http://www.managersfunds.com or on the SEC's Internet website at http://www.sec.gov.


                          APPENDIX A

                DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S:

CORPORATE AND MUNICIPAL BONDS

AAA -      Debt rated AAA has the highest ratings assigned  by
     Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -      Debt  rated  BBB is regarded as having an  adequate
     capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 -     This designation indicates that the degree of safety
     regarding timely payment is very strong.

SHORT-TERM TAX-EXEMPT NOTES

SP-1 -   The short-term tax-exempt note rating of SP-1 is  the
     highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2 -     The  short-term tax-exempt note rating of SP-2  has
     satisfactory capacity to pay principal and interest.

MOODY'S:

CORPORATE AND MUNICIPAL BONDS

Aaa -      Bonds  which are rated Aaa are judged to be of  the
     best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -      Bonds  which are rated Baa are considered as medium
     grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds  which  are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

Prime-1 - Issuers   rated   Prime-1  (or  related   supporting
          institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

          --   Leading  market  positions in well  established
               industries.
          --   High rates of return on funds employed.
          --   Conservative  capitalization  structures   with
               moderate  reliance  on  debt  and  ample  asset
               protection.
          --   Broad  margins  in earnings coverage  of  fixed
               financial   charges  and  high  internal   cash
               generation.
          --   Well established access to a range of financial
               markets   and  assured  sources  of   alternate
               liquidity.

SHORT-TERM TAX EXEMPT NOTES

MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.








                      THE MANAGERS FUNDS




                  MANAGERS MONEY MARKET FUND









              STATEMENT OF ADDITIONAL INFORMATION

                         APRIL 1, 1999




















You can obtain a free copy of the Prospectus for this Fund by calling The Managers Funds at (800) 835-3879. The Prospectus provides the basic information about investing in the Fund.

This  Statement of Additional Information is not a Prospectus.
It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus.

The Financial Statements of the Fund, including the report of independent accountant, for the fiscal year ended November 30, 1998 are included in the Fund's Annual Report and are available without charge by calling the Fund at (800) 835-3879. They are incorporated by reference to this document. TABLE OF CONTENTS

PAGE
1             GENERAL INFORMATION

  1            INVESTMENT OBJECTIVES AND POLICIES
  1                 Money Market Instruments
  4                 Foreign Investments
  4                 Additional Investments
  6                 Quality and Diversification Requirements

  7            INVESTMENT RESTRICTIONS
  8                 Fundamental Investment Restrictions
  8                 Non-Fudamental Investment Restrictions

  9            BOARD OF TRUSTEES AND OFFICERS OF THE FUNDS
10                  Trustee Compensation
10                  Trustees of the Portfolio
11                  Trustee Compensation
12                  Officers of the Portfolio

14             MANAGEMENT OF THE FUND AND THE PORTFOLIO
14                  Investment Advisor
16                  Distributor
16                  Portfolio Co-Administrator
17                  Fund Administrator
17                  Services Agent
18                  Custodian and Transfer Agent
18                  Financial Professionals
18                  Independent Accountants
19                  Expenses

19             PURCHASE, REDEMPTION AND PRICING OF SHARES
19                  Purchasing Shares
20                  Redeeming Shares
21                  Exchange of Shares
21                  Net Asset Value
22                  Dividends and Distributions

23             TAXATION OF THE FUNDS

25             PERFORMANCE DATA
26                  Portfolio Tranactions
27                  Massachusetts Trust
28                  Description of Shares
29                  Control Persons
30                  Management Ownership
30                  Master-Feeder Investment Structure
31                  Additional Information

31             FINANCIAL STATEMENTS

Appendix A     DESCRIPTION OF SECURITY RATINGS


                      GENERAL INFORMATION

      This Statement of Additional Information relates only to Managers Money Market Fund (the "Fund"), a series of shares of beneficial interest of The Managers Funds, a no-load mutual fund family, formed as a Massachusetts business trust (the
"Trust"). A separate Statement of Additional Information covers the other series of the Trust.

      This Statement of Additional Information describes the financial history, management and operations of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, Connecticut 06854.

      Since December 1, 1995, the Fund has operated through a two-tiered master-feeder investment fund structure. Historical information for the Fund contained in this Statement of Additional Information may include information prior to December 1, 1995.

       The Fund invests all of its investable assets in The Prime Money Market Portfolio (the "Portfolio"). The investment advisor of the Portfolio is J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor"). Prior to October 1, 1998, the investment advisor of the Portfolio was Morgan Guaranty Trust Company of New York ("Morgan").

     Investments in the Fund are not:
         Deposits or obligations of any bank
         Guaranteed or endorsed by any bank
          Federally insured by the Federal Deposit  Insurance
       Corporation, the Federal Reserve Board or any other federal agency


              INVESTMENT OBJECTIVES AND POLICIES

      The following is additional information regarding the investment objectives and policies used by the Fund in an attempt to achieve the objective stated in its Prospectus. The Portfolio is an open-end, diversified management investment company having the same objective as the Fund.

      Managers Money Market Fund (the "Money Market Fund") is designed for investors who seek to maximize of current income consistent with the preservation of capital and same-day liquidity. The Money Market Fund seeks to achieve this objective by investing all of its investable assets in the Portfolio.

       The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar-denominated securities described in this Statement of Additional Information that meet certain rating criteria, present minimal credit risk and have effective maturities of not more than thirteen months. See "Quality and Diversification Requirements."

Money Market Instruments

      The following are the various types of money market instruments that may be purchased by the Portfolio. Also see
"Quality and Diversification Requirements."

      U.S. Treasury Securities. The Portfolio may invest in direct obligations of the U.S. Treasury. These obligations include Treasury bills, notes and bonds, all of which have their principal and interest payments backed by the full faith and credit of the United States.

     Additional U.S. Government Securities. The Portfolio may invest in obligations issued or guaranteed by the agencies or instrumentalities of the United States Government. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank.
For those securities which are not backed by the full faith and credit of the United States, the Portfolio must look principally to the federal agency guaranteeing or issuing the obligation for ultimate repayment and therefore may not be able to assert a claim against the United States itself for repayment in the event that the issuer does not meet its commitments. The securities which the Portfolio may invest that are not backed by the full faith and credit of the United States include, but are not limited to,: (a) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (b) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (c) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

      Foreign Government Obligations. The Portfolio, subject to its applicable investment policies, may invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. See "Foreign Investments." These securities must be denominated in U.S. Dollars.

      Bank Obligations. The Portfolio, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposits, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under laws of the United States or any state; (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros); and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Portfolio will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Portfolio may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

     Commercial Paper. The Portfolio may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by Morgan or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. Morgan, an affiliate of the Advisor, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by Morgan. Since master demand obligations typically are not rated by credit rating agencies, the Portfolio may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Portfolio's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Portfolio to be liquid because they are payable upon demand. The Portfolio does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan to whom Morgan, in its capacity as a commercial bank, has made a loan.

      Asset-Backed Securities. The Portfolio may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Asset-backed securities provide periodic payments that generally consist of both interest and principal payments. Consequently, the life of an asset-backed security varies with the prepayment experience of the underlying obligations. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Portfolio may invest are subject to the Portfolio's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

      Repurchase Agreements. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Portfolio's Trustees. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Portfolio is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Portfolio to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Portfolio invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Portfolio will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Portfolio in the agreement plus accrued interest, and the Portfolio will make payment for such securities only upon the physical delivery or upon evidence of book entry transfer to the account of the Custodian. The Portfolio will be fully collateralized within the meaning of paragraph (a) (4) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by the Portfolio may be delayed or limited.

       The  Portfolio  may  make  investments  in  other  debt
securities with remaining effective maturities of not more than thirteen months, including without limitation corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectus or this Statement of Additional Information.

Foreign Investments

      The Portfolio may invest in certain foreign securities. All investments must be U.S. Dollar-denominated. Investments in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. Any foreign commercial paper must not be subject to foreign withholding tax at the time of purchase.

       Investors should realize that the value of the Portfolio's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. It may also be more difficult to obtain and enforce a judgement against a foreign issuer. Any foreign investments made by the Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Additional Investments

      Municipal Bonds. The Portfolio may invest in municipal bonds issued by or on behalf of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities. The Portfolio may also invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations. These municipal bonds and notes will be taxable securities; income generated from these instruments will be subject to federal, state and local taxes.

       When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed-income securities, no interest accrues to the Portfolio until settlement takes place. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of the securities in determining its net asset value, if applicable, and calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio will maintain with the Custodian a segregated account with liquid assets consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is currently the policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by when-issued commitments.

      Investment Company Securities. Securities of other investment companies may be acquired by the Fund and the Portfolio to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Portfolio's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio, provided however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (e.g., the Portfolio). As a shareholder of another investment company, the Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Portfolio bears directly in connection with its operations.

      Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. For purposes of the 1940 Act, a reverse repurchase agreement is also considered as the borrowing of money by the Portfolio, and, therefore, a form of leverage. The Portfolio will invest the proceeds of the borrowings under reverse repurchase agreements. In addition, the Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Portfolio will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Portfolio will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Money Market Fund's ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions" for the Fund's limitations on reverse repurchase agreements and bank borrowings.

      Loans of Portfolio Securities. Subject to applicable investment restrictions, the Portfolio is permitted to lend its securities in an amount up to 33 1/3% of the value of its net assets. The Portfolio may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Portfolio any income accruing thereon. Loans will be subject to termination by the Portfolio in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its respective investors. The Portfolio may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Portfolio will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Portfolio will not make any loans in excess of one year. Loans of Portfolio securities may be considered extensions of credit by the Portfolio. The risks to the Portfolio with respect to borrowers of its Portfolio securities are similar to the risks to the Portfolio with respect to sellers in repurchase agreement transactions. See "Repurchase Agreements." The Portfolio will not lend its securities to any officer, Trustee, Director, employee, or other affiliate of the Portfolio, the Advisor or Funds Distributor, Inc. unless otherwise permitted by applicable law.

       Illiquid Investments, Privately Placed and Certain Unregistered Securities. The Portfolio may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus. The Portfolio may not acquire illiquid holdings if, as a result thereof, more than 10% of the Portfolio's net assets would be in illiquid investments. Subject to this fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within 7 days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

     The Portfolio may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Portfolio's Trustees. The Portfolio's Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

     As to illiquid investments, the Portfolio is subject to a risk that should the Portfolio decide to sell them when a ready buyer is not available at a price the Portfolio deems representative of their value, the value of the Portfolio's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.

      Synthetic Instruments. The Portfolio may invest in certain synthetic instruments. Such instruments generally involve the deposit of asset-backed securities in a trust arrangement and the issuance of certificates evidencing interests in the trust. The certificates are generally sold in private placements in reliance on Rule 144A. The Advisor will review the structure of Synthetic Instruments to identify credit and liquidity risks and will monitor those risks. See "Illiquid Investments, Privately Placed and Certain Unregistered Securities."

Quality and Diversification Requirements

       The Portfolio intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Portfolio are subject to the following fundamental limitations: (1) the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities; and (2) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Portfolio's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act. All of such assets may be invested in the securities of any one issuer, subject to the limitation of any applicable state securities laws, or as described below. Investments not subject to the limitations described above could involve an increased risk to the Portfolio should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

      At the time the Portfolio invests in any taxable commercial paper, master demand obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's. The issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in Morgan's opinion.

      In order to attain the Fund's objective of maintaining a stable net asset value, the Portfolio will (i) with respect to 75% of the Portfolio's assets, limit its investment in the securities (other than U.S. Government securities) of any one issuer to no more than 5% of its assets, measured at the time of purchase, except for investments held for not more than three business days; and (ii) limit investments to securities that present minimal credit risks and securities (other than U.S. Government securities) that are rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. A description of illustrative credit ratings is set forth in "Appendix A." The Portfolio may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with (ii) above, that security will be deemed to have the same rating as such other rated securities.

      In addition, the Board of Trustees of the Portfolio has adopted procedures which (i) require the Board of Trustees to approve or ratify purchases by the Portfolio of securities (other than U.S. Government securities) that are unrated; (ii) require the Portfolio to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of not more than thirteen months; and (iii) require the Portfolio, in the event of certain downgradings of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Portfolio's best interest.

                    INVESTMENT RESTRICTIONS

      The investment restrictions below have been adopted by the Trust with respect to the Fund and by the Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. If the Fund is requested to vote on a change in the fundamental investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and cast its votes as instructed by the shareholders.

     The investment restrictions of the Fund and the Portfolio are substantially identical, unless as otherwise specified. Accordingly, references below to the Fund also include the Portfolio unless the context requires otherwise; similarly, references to the Portfolio also include the Fund unless the context requires otherwise.

Fundamental Investment Restrictions

     The Money Market Fund and the Portfolio:

(1) May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940;

(2) May not purchase any security which could cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to instruments considered to be domestic bank money market instruments;

(3) May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

(4) May not borrow money, except to the extent permitted by applicable law;

(5) May not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of the portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

(6) May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Portfolio may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

(7)   May  not  purchase  or  sell  commodities  or  commodity
contracts  unless  acquired  as  a  result  of  ownership   of
securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Portfolio from purchasing, selling or entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

(8) May make loans to other persons, in accordance with the Portfolio's investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Restrictions

     The following investment restrictions are not fundamental policies of the Funds and the Portfolio and may be changed without shareholder approval.

     The Money Market Fund and the Portfolio:

(1) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Portfolio's total assets would be in investments which are illiquid;

(2) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities;

(3) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;

(4) May not borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed 10% of the value of the Portfolio's total assets, taken at cost, at the time of such borrowing. Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed 10% of the value of the Portfolio's net assets at the time of such borrowing. The Portfolio will not purchase securities while borrowings exceed 5% of the Portfolio's total assets; provided, however, that the Portfolio may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Portfolio while such borrowings are outstanding. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and shall not apply to reverse repurchase agreements.


          BOARD OF TRUSTEES AND OFFICERS OF THE FUNDS

      The Fund and the Portfolio are governed by two separate Boards of Trustees. The Fund, which is a series of a Trust consisting of other investment portfolios, is governed by the Board of Trustees of the Trust. The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust and the Fund. The Board of Trustees and Officers of the Funds, their business addresses, principal occupations and dates of birth are listed below. Unless otherwise noted, the address of the Trustees and Officers is the address of the
Trust:  40 Richards Avenue, Norwalk, Connecticut 06854.

     ROBERT P. WATSON*--Chief Executive Officer, President and Trustee of The Managers Funds; President and Partner of The Managers Funds, L.P. Prior to June 1988 and from August 1989 to August 1990, he was the Chairman and Chief Executive Officer of Evaluation Associates Investment Management Company, the predecessor to The Managers Funds, L.P. His date of birth is January 21, 1934.

     MADELINE H. MCWHINNEY-Trustee; President of Dale, Elliott & Company since 1977. Trustee and Treasurer of the Institute of International Education since 1975. Member of the Advisory Committee on Professional Ethics for the New Jersey Supreme Court since March of 1983. Her address is 24 Blossom Cove Road, Red Bank, New Jersey 07701. Her date of birth is March 11, 1922.

      STEVEN J. PAGGIOLI-Trustee; Executive Vice President and Director of Wadsworth Group since 1986. Vice President, Secretary and Director of First Fund Distributors, Inc. since 1991. Vice President, Secretary and Director of the Investment Company Administration Corporation since 1990. Trustee of Professionally Managed Portfolios since 1991. His address is 915 Broadway, Suite 1605, New York, New York 10010. His date of birth is April 3, 1950.

      THOMAS  R.  SCHNEEWEIS-Trustee;  Professor  of  Finance,
University  of  Massachusetts since 1985.  His address  is  10
Cortland  Drive, Amherst, Massachusetts 01002.   His  date  of
birth is May 10, 1947.

      PETER M. LEBOVITZ-Vice President; Director of Marketing for The Managers Funds, L.P. since December 1994. From June 1993 to June 1994, he was the Director of Marketing for Hyperion Capital Management, Inc. His date of birth is January 18, 1955.

       DONALD S. RUMERY-Secretary, Treasurer; Director of Operations of The Managers Funds, L.P. since December 1994. From March 1990 to December 1994, he was a Vice President of Signature Financial Group. His date of birth is May 29, 1958.

      GIANCARLO  (JOHN)  E. ROSATI-Assistant  Treasurer;  Vice
President  of The Managers Funds, L.P. since July 1992.   From
July 1986 to June 1992, he was an Assistant Vice President  of
The Managers Funds, L.P.

        PETER M. MCCABE-Assistant Treasurer; Portfolio Administrator of The Managers Funds, L.P. since August 1995. From July 1994 to August 1995, he was a Portfolio Administrator with Oppenheimer Capital, L.P. From September 1990 to June 1994, he was a college student. His date of birth is September 8, 1972.

      LAURA A. DESALVO-Assistant Secretary; Legal/Compliance Officer of The Managers Funds, L.P. since September 1997. From August 1994 to June 1997, she was a law student and from 1990 to June 1994 she was a college student. Her date of birth is November 10, 1970.
*Mr.  Watson is an "interested person" (as defined in the 1940
Act) of the Funds.

Trustee Compensation

     Each Trustee of the Trust is currently paid an annual fee of $10,000 for serving as Trustee of the Trust and the Fund. Each Trustee also receives an additional fee of $750 for each in-person meeting attended and $200 for each telephonic meeting. The Trustees may serve as directors of other corporations that are unrelated to the Trust.

       The   following   table  sets  forth   each   Trustee's
compensation expenses paid by the Trust for the calendar year ended December 31, 1998.

                            Pension
                            or          Estimat  Total
                            Retiremen   ed       Compensati
                 Aggregate  t           Annual   on    from
                 Compensat  benefits    benefit  Funds  and
Name & Position  ion from   accrued     s upon   Fund
                 Fund       as part     Retirem  Complex
                            of Fund     ent      Paid    to
                            expenses             Trustees
William W.                $       ----     ----           $
Graulty*           8,650.00                        8,650.00
Madeline H.       13,950.00       ----     ----   13,950.00
McWhinney
Steven J.         13,950.00       ----     ----   13,950.00
Paggioli
Thomas R.         13,200.00                       13,200.00
Schneeweis
Robert P. Watson       0.00       ----     ----        0.00

*Mr. Graulty resigned as Trustee of the Trust on September 14,
1998.

Trustees of the Portfolio

     The Trustees of the Portfolio, their business addresses, principal occupations during the past five years and dates of birth are set forth below.

     FREDERICK S. ADDY-Trustee; Retired; Prior to April 1994,
Executive Vice President and Chief Financial Officer, Amoco
Corporation.  His address is 5300 Arbutus Cove, Austin, Texas
78746, and his date of birth is January 1, 1932.

     WILLIAM G. BURNS-Trustee; Retired; Former Vice Chairman and Chief Financial Officer, NYNEX. His address is 2200
Alaqua Drive, Longwood, Florida 32779, and his date of birth is November 2, 1932.

     ARTHUR C. ESCHENLAUER-Trustee; Retired; Former Senior
Vice President, Morgan Guaranty Trust Company of New York.
His address is 14 Alta Vista Drive, RD #2, Princeton, New
Jersey 08540, and his date of birth is May 23, 1934.

     MATTHEW HEALEY*--Trustee, Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc., since prior to 1993. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, Florida 33436, and his date of birth is August 23, 1937.

     MICHAEL P. MALLARDI-Trustee; Retired; Prior to April 1996, Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group. His address is 10 Chanwood Drive, Suffern, New York 10910, and his date of birth is March 17, 1934.
*Mr. Healey is an "interested person" (as defined in the 1940
Act) of the Portfolio. Mr. Healey is also an "interested person" (as defined in the 1940 Act) of the Adviser due to his son's affiliation with JPMIM.

Trustee Compensation

     Each Trustee of the Portfolio is currently paid an annual fee of $75,000 for serving as Trustee of the Portfolio as well as 18 other investment companies which are affiliated with the Advisor and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships which are unrelated to these funds.

     Trustee compensation expenses paid by the Portfolio for the calendar year ended December 31, 1998 are set forth below.

                                                               Total
Trustee

Compensation
                                                          Accrued by
the
                                                           Aggregate
Master Portfolios*,
                                                             Trustee
The J.P. Morgan
                                                        Compensation
Funds and J.P.
                                                 Paid     by     the
Morgan Institutional
                                                           Portfolio
Funds and J.P. Morgan
Name    of    Trustee                                 during    1998
Series Trust during 1998.***
-----------------------                        ---------------------
----------------------------------

Frederick S. Addy, Trustee      $13,961.94           $75,000.00
William G. Burns, Trustee        13,961.94            75,000.00
Arthur C. Eschenlauer, Trustee   13,961.94            75,000.00
Matthew Healey, Trustee,
     Chairman and Chief Executive
     Officer**                   13,961.94            75,000.00
Michael P. Mallardi, Trustee     13,961.94            75,000.00
--------------------------------------------------------------
    -
*Includes the Portfolio and 18 other Portfolios (collectively the "Master Portfolios") for which JPMIM acts as investment advisor.

**During 1998, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $157,400, contributed $23,610 to a defined contribution plan on his behalf and paid $17,700 in insurance premiums for his benefit.

***No investment company within the Portfolio's fund complex has a pension or retirement plan. Currently, there are 17 investment companies (14 investment companies comprising the Master Portfolios, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds and J.P. Morgan Series Trust) in the Portfolio's fund complex.

      The Trustees of the Portfolio decide upon general policies and are responsible for overseeing the Portfolio's various business affairs. The Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolio. Pierpont Group, Inc. was organized in July 1989 to provide services for The Pierpont Family of Funds (now the J.P. Morgan Family of Funds), and the Trustees of the Portfolio are the equal and sole shareholders of Pierpont Group, Inc. The Portfolio has agreed to pay Pierpont Group, Inc. a fee in an amount approximating its reasonable costs in performing these services to the Portfolio and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

      The aggregate fees paid to Pierpont Group, Inc. by the Portfolio during the fiscal year ended November 30, 1996, November 30, 1997 and November 30, 1998 were $157,428,
$143,027 and $173,032, respectively.

Officers of the Portfolio

      The Portfolio's executive officers (listed below), other than the Chief Executive Officer and the officers who are employees of the Advisor, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly-owned indirect subsidiary of Boston Institutional Group, Inc. The Portfolio's officers conduct and supervise the business operations of the Portfolio. The Portfolio has no employees.

       The officers of the Portfolio, their principal occupations during the past five years and dates of birth are set forth below. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

       MATTHEW  HEALEY;  Chief  Executive  Officer;  Chairman,
Pierpont Group, since prior to 1993.  His address is Pine Tree
Club  Estates,  10286 Saint Andrews Road,  Boynton  Beach,  FL
33436.  His date of birth is August 23, 1937.

      MARGARET W. CHAMBERS; Vice President and Secretary. Senior Vice President and General Counsel of FDI since April, 1998. From August 1996 to March 1998, Ms. Chambers was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an
associate with the law firm of Ropes & Gray. Her date of birth is October 12, 1959.

       MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI and Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies distributed or administered by FDI. Prior to July 1994, she was President and Chief Compliance Officer of FDI. Her date of birth is August 1, 1957.

       DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Assistant Vice President and Assistant Department Manager of Treasury Services and Administration of FDI and an officer of certain investment companies distributed or administered by FDI. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. His date of birth is March 31, 1969.

      JACQUELINE HENNING; Assistant Secretary and Assistant Treasurer of the Portfolio only. Managing Director, State Street Cayman Trust Company, Ltd. since October 1994. Prior to October 1994, Mrs. Henning was head of mutual funds at Morgan Grenfell in Cayman and was Managing Director of Bank of Nova Scotia Trust Company (Cayman) Limited prior to September 1993. Her address is P.O. Box 2508 GT, Elizabethan Square, 2nd Floor, Shedden Road, George Town, Grand Cayman, Cayman Islands, BWI. Her date of birth is March 27, 1942.

       KAREN JACOPPO-WOOD; Vice President and Assistant Secretary. Vice President and Senior Counsel of FDI and an officer of certain investment companies distributed or administered by FDI. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager of SEC Registration at Scudder, Stevens & Clark, Inc. Prior to May 1994, Ms. Jacoppo-Wood was a senior paralegal at The Boston Company Advisors, Inc. ("TBCA"). Her date of birth is December 29, 1966.

      CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Senior Associate General
Counsel of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. Prior to April 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. His date of birth is December 24, 1964.

      KATHLEEN K. MORRISEY; Vice President and Assistant Secretary. Vice President and Assistant Secretary of FDI. Manager of Treasury Services Administration and an officer of certain investment companies advised or administered by Montgomery Asset Management, L.P. and Dresdner RCM Global Investors, Inc., and their respective affiliates. From July 1994 to November 1995, Ms. Morrisey was a Fund Accountant II for Investors Bank & Trust Company. Prior to July 1994 she was a finance student at Stonehill College. Her date of birth is July 5, 1972.

      MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. Prior to August 1994, Ms. Nelson was an Assistant Vice President and client manager for The Boston Company, Inc. Her date of birth is April 22, 1964.

      MARY JO PACE; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Pace serves in the Funds Administration group as a Manager for the Budgeting and Expense Processing Group. Prior to September 1995, Ms. Pace served as a Fund Administrator for Morgan Guaranty Trust Company of New York. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is March 13, 1966.

      MICHAEL S. PETRUCELLI; Vice President and Assistant Secretary. Senior Vice President and Director of Strategic Client Initiatives for FDI since December 1996. From December 1989 through November 1996, Mr. Petrucelli was employed with GE Investments where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. His address is 200 Park Avenue, New York, New York, 10166. His date of birth is May 18, 1961.

       STEPHANIE D. PIERCE; Vice President and Assistant Secretary. Vice President and Client Development Manager for
FDI since April 1998. From April 1997 to March 1998, Ms. Pierce was employed by Citibank, NA as an officer of Citibank and Relationship Manager on the Business and Professional Banking team handling over 22,000 clients. Address: 200 Park Avenue, New York, New York 10166. Her date of birth is August 18, 1968.

      GEORGE A. RIO; President and Treasurer. Executive Vice President and Client Service Director of FDI since April 1998. From June 1995 to March 1998, Mr. Rio was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, Mr. Rio was Director of Business Development for First Data Corporation. From September 1983 to May 1994, Mr. Rio was Senior Vice President & Manager of Client Services and Director of Internal Audit at The Boston Company. His date of birth is January 2, 1955.

      CHRISTINE ROTUNDO; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Rotundo serves in the Funds Administration group as a Manager of the Tax Group and is responsible for U.S. mutual fund tax matters. Prior to September 1995, Ms. Rotundo served as a Senior Tax Manager in the Investment Company Services Group of Deloitte & Touche LLP. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is September 26, 1965.


           MANAGEMENT OF THE FUND AND THE PORTFOLIO

Investment Advisor

      Subject to the supervision of the Portfolio's Trustees, the Advisor makes the Portfolio's day-to-day investment decisions, arranges for the execution of Portfolio transactions and generally manages the Portfolio's investments. Effective October 1, 1998, the Portfolio's investment advisor is JPMIM. Prior to that date, Morgan was the investment advisor. JPMIM, a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), is a registered investment advisor under the Investment Advisers Act of 1940, as amended, which manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which Morgan serves as a Trustee.

     J. P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of approximately $308 billion.

      J.P. Morgan has a long history of service as advisor, underwriter and lender to an extensive roster of major companies and as financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.
      The investment advisory services the Advisor provides to the Portfolio are not exclusive under the terms of the Advisory Agreement. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of certain of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolio. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolio. See "Portfolio Transactions."

      Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmark for the Portfolio in which the Fund invests is currently IBC's First Tier Money Fund Average.

      Morgan, also a wholly-owned subsidiary of J. P. Morgan, is a bank holding company organized under the laws of the Sate of Delaware. Morgan, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.

      The Portfolio is managed by officers of the Advisor who, in acting for their customers, including the Portfolio, do not discuss their investment decisions with any personnel of J. P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan.

      As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Investment Advisory Agreement, the Portfolio has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% of average daily net assets in excess of $1 billion.

      The advisory fees paid by the Portfolio to the Advisor are as follows: For the fiscal year ended November 30, 1996:
$4,503,793.   For  the fiscal year ended  November  30,  1997:
$5,063,662.   For  the fiscal year ended  November  30,  1998:
$7,199,733.

      The Investment Advisory Agreement provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional Information."

     Prior to December 1, 1995, the Money Market Fund invested directly in portfolio securities and paid advisory fees to its own investment adviser. For the eleven months ended November 30, 1995 and for the fiscal years ended December 31, 1994 and 1993, net fees after waivers paid to such adviser were $42,050, $15,126 and $6,297, respectively.

       The Glass-Steagall Act and other applicable laws generally prohibit banks such as the Advisor from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment advisor and custodian to such an investment company. The Advisor believes that it may perform the services for the Portfolio contemplated by the Advisory Agreement without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Advisor from continuing to perform such services for the Portfolio.

      If the Advisor were prohibited from acting as investment advisor to the Portfolio, it is expected that the Trustees of the Portfolio would recommend to investors that they approve the Portfolio entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.

       Under separate agreements, Morgan provides certain financial, fund accounting and administrative services to the Portfolio. See "Services Agent" below.

Distributor

      The Managers Funds, L.P. also serves as distributor (the "Distributor") in connection with the offering of the Money Market Fund's shares on a no-load basis. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of shares.

      The Distribution Agreement between the Trust, on behalf of the Fund, and the Distributor may be terminated by either party under certain specified circumstances and will automatically terminate on assignment. The Distribution Agreement may be continued annually if specifically approved by the Trust's Trustees or by a vote of the Fund's outstanding shares, including a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as such term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting such approval.

Portfolio Co-Administrator

      FDI serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement dated August 1, 1996, FDI also serves as the Portfolio's Co-Administrator. The Co-Administration Agreement may be renewed or amended by the
Portfolio's Trustees without a shareholder vote. The Co-Administration Agreement is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Portfolio expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.

      FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Portfolio; (ii) provides officers for the Portfolio; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees and investors; and (vi) maintains related books and records.

      For its services under the Co-Administration Agreement, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of its net assets to the aggregate net assets of the Master Portfolios and certain other investment companies subject to similar agreements with FDI.

      The administrative fees paid to FDI by the Portfolio for the fiscal periods indicated are as follows: For the period August 1, 1996 through November 30, 1996: $33,012. For the fiscal year ended November 30, 1997: $96,662. For the fiscal year ended November 30, 1998: $115,137.

      The administrative fees paid to Signature Broker-Dealer Services, Inc. (which provided placement agent and administrative services to the Portfolio prior to August 1,
1996) are as follows: For the Period December 1, 1995 through July 31, 1996: $272,989.

Fund Administrator

      The Trust has separately retained the services of The Managers Funds, L.P. as administrator (the "Fund Administrator"). The Fund has agreed to pay the Fund Administrator and shareholder servicing agent for the Fund a fee of 0.25% of the Fund's average daily net assets for these services. The Fund Administrator waived all of this fee through November 30, 1997. See "Management of the Fund and the Portfolio-Fund Administrator" in the Prospectus and "Expenses" below.

Services Agent

      The Portfolio has entered into Administrative Services Agreement (the "Services Agreement") with Morgan, pursuant to which Morgan is responsible for certain administrative and related services provided to the Portfolio. The Services Agreement may be terminated at any time, without penalty, by the Portfolio's Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

     Under the Services Agreement, the Portfolio has agreed to pay Morgan fees equal to the Portfolio's allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% of the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable the Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the Master Portfolios, the other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series Trust.

      Under prior administrative services agreements in effect from December 29, 1995 through July 31, 1996, with Morgan, the Portfolio paid Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following schedule: 0.06% of the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfolios' average daily net assets in excess of $7 billion.

      Prior to December 29, 1995, the Portfolio had entered into a Financial and Fund Accounting Services Agreement with Morgan, the provisions of which included certain of the activities described above and, prior to September 1, 1995, also included reimbursement of the Portfolio's usual and customary expenses. The services fees paid by the Portfolio to Morgan are as follows: For the fiscal year ended November 30, 1995: $373,077. For the fiscal year ended November 30, 1996: $891,730. For the fiscal year ended November 30, 1997:
$1,256,131.

Custodian and Transfer Agent

     State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's and the Portfolio's custodian and fund accounting agent and the Trust's dividend disbursing agent. Pursuant to the Custodian Contract with the Portfolio, State Street is responsible for maintaining the books of account and records of portfolio transactions and holding portfolio securities and cash. State Street maintains Portfolio transaction records. As transfer agent and dividend disbursing agent, State Street is responsible for maintaining account records detailing the ownership of the shares of the Portfolio and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

      Boston  Financial  Data Services,  Inc.  serves  as  the
Transfer Agent for the Fund.

Financial Professionals

      The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Portfolio, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts services by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other services as Morgan or the financial professional clients may reasonably request and agree upon with the financial professional.

      Although there is no sales charge levied directly by the Portfolio, financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals but in all cases will be retained by the financial professional and will not be remitted to the Portfolio or J.P. Morgan.

Independent Accountants

     The Independent Accountants of the Portfolio are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. The Independent Accountants of the Fund are also PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts 02109. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund and the Portfolio, assists in the preparation and/or review of the Fund's and the Portfolio's federal and state income tax returns and consults with the Fund and the Portfolio as to matters of accounting and federal and state income taxation.

Expenses

      From time to time, the Fund Administrator may agree voluntarily to waive all or a portion of the fee it would otherwise be entitled to receive from the Fund. The Fund Administrator may decide to waive all or a portion of its fees from the Fund for such reasons as attempting to make the Fund's performance more competitive as compared to similar funds. The effect of the fee waivers in effect at the date of this Statement of Additional Information on the fees payable by the Fund is reflected in the Fees and Expense Information located in the front of the Fund's Prospectus. Existing voluntary fee waivers by the Fund Administrator may be terminated or reduced in amount at any time, and solely at the discretion of the Fund Administrator. Shareholders will be notified of any change at the time that it becomes effective.

      In addition to the fees payable to Pierpont Group, Inc., Morgan and FDI under the various agreements discussed above, the Portfolio is responsible for usual and customary expenses associated with its operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the
Portfolio's Trustees, registration fees under federal and foreign securities laws, extraordinary expenses, custodian fees and brokerage expenses. Under fee arrangements prior to September 1, 1995, Morgan was responsible for reimbursements to the Portfolio for the fee of the Portfolio's Administrator and the Portfolio's usual and customary expenses described above (excluding organization and extraordinary expenses, custodian fees and brokerage expenses).

          PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

      Investors may open accounts with the Fund through their financial planners or investment professionals, or through the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other institutional investors such as corporations, endowment funds and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

     Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations who may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization and the Trust's transfer agent. Certain processing organizations may receive compensation from the Trust's Manager, Administrator and/or a Sub-Adviser.

     Purchase orders received by the Trust before 4:00 p.m. New York Time, c/o Boston Financial Data Services, Inc. (the "Transfer Agent") at the address listed in the prospectus on any Business Day will receive the net asset value computed that day. Orders received prior to 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders accepted by the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

     Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

     Third party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to a Fund or State Street Bank and Trust Company will be accepted. To ensure that checks are collected by the Trust, redemptions of shares purchased by check, or exchanges from such shares, are not effected until the clearance of the check which may take up to 15 days after the date of purchase, unless arrangements are made with the Administrator.

     If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, each Fund can redeem shares from any identically registered account in such Fund or any other Fund in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares.

     In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.


Redeeming Shares

     Any redemption orders received by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of trading on the NYSE on that day. Shareholder redeeming shares of the Fund should be aware that the Fund attempts to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to continue to do so, and in the case the net asset value of the Fund's shares might deviate from $1.00 per share. Accordingly, a redemption request might result in payment of a dollar amount which differs from the number of shares redeemed.

     Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $500 due to redemptions. Whether a Fund will exercise its right to redeem shareholder accounts will be determined by the Manager on a case-by-case basis.

      If the Fund or the Portfolio determines that it would be detrimental to the best interest of the remaining shareholders of the Fund or Portfolio to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with the applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value", and such valuation will be made as of the same time the redemption price is determined.

      Investors should be aware that redemptions from a Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, address, account number, Fund number and signatures of all account holders. In addition, if a shareholder sends a check for the purchase of fund shares and shares are purchased never the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Fund and the Portfolio reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or
(iii) for such other periods as the SEC may permit.

Exchange of Shares

     An investor may exchange shares from any Fund into shares of any other of The Managers Funds without any charge. An exchange may be made as long as after the exchange the investor has shares, in each Fund where he or she remains an investor, with a value of at least that Fund's minimum investment amount. Shareholders should read the Prospectus of the Fund that they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Exchanges are in effect purchases of one Fund and redemptions of another Fund, and therefore, the usual purchase and redemptions procedures and requirements apply to each exchange. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

Net Asset Value

     The Money Market Fund computes its Net Asset value once daily on Monday through Friday on each day on which the New York Stock Exchange ("NYSE") is open for trading at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day. In the event that trading in the money markets is scheduled to end earlier than the close of trading on the New York Stock Exchange in observance of these holidays, the Fund and the Portfolio may close for purchases and redemptions in advance of the end of trading of the money markets. The Fund and the Portfolio may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

     The net asset value of each Fund is equal to the value of the Fund (assets minus liabilities) divided by the number of shares outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

      The  Portfolio's portfolio securities are valued by  the
amortized  cost  method.   The  purpose  of  this  method   of
calculation is to attempt to maintain a stable net asset value per share of the Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the
instrument.   If  a difference of more than  1/2  of  1%  occurs
between valuation based on the amortized cost method and valuation based on market value, the Trustees of the Portfolio will take steps necessary to reduce such deviation, such as changing a Fund's dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the
number   of   outstanding  Fund  shares.   Any  reduction   of
outstanding shares will be effected by having each shareholder contribute to the Fund's capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by the investor's investment in the Funds. See "Taxation of the Funds" below.

Dividends and Distributions

     Each of the Funds declares and pays dividends and distributions as described in the Prospectus.

     If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.


                     TAXATION OF THE FUNDS

      The following discussion of tax consequences is based on U.S. Federal tax laws in effect as of the date of this SAI.
These laws and regulations are subject to change by legislative or administrative action.

      Each Fund intends to qualify and remain qualified as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of certain securities, gains from the sale of securities, certain gains from foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (ii) diversify its holdings so that, at the end of each fiscal quarter of its taxable year, (a) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, investments in other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As a RIC, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements.

      Under the Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements a by the end of the calendar year. The Funds intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

      For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year generally will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will be taxable to a shareholder in the year declared rather than the year paid.

      Distributions of net investment income and realized net short-term capital gain in excess of net long-term capital losses (other than exempt interest dividends) are generally taxable to shareholders of the Fund as ordinary income whether such distributions are taken in cash or reinvested in additional shares. Distributions to corporate shareholders of the Fund are not eligible for the dividends received deduction. Distributions of net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of the Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholders has held shares in the Fund. In general, long-term capital gain of an individual shareholder will be subject to a reduced rate of tax. Investors should consult their tax advisors concerning the treatment of capital gains and losses. Additionally, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend of shares in the Fund.

      To maintain a constant $1.00 per share net asset value, the Trustees of the Portfolio may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses. The adjustment may result in a shareholder having more dividend income than net income in his account for a period. When the number of outstanding shares of the Fund is reduced, the shareholder's basis in the shares of the Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. Thew difference may be realized as a capital loss when the shares are liquidated. Subject to certain limited exceptions, capital losses cannot be used to offset ordinary income. See "Net Asset Value."

     Gains and losses on the sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year, except in certain cases where, if applicable, a put is acquired or a call option is written thereon or straddle rules are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. Except as described below, if an option written by the Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by the Portfolio pursuant to the exercise of a put option written by the Portfolio, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

     Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of the Fund's shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.

     Any gain or loss realized on the redemption or exchange of the Fund's shares by a shareholder who is not a dealer in securities will be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise as a short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

      If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions to non-corporate shareholders.

      Foreign Shareholders. Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate)
unless the dividends are effectively connected with a U.S. trade of business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade of business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

      In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

      State and Local Taxes. The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states, which have income tax laws, might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

      Other Taxation. The Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor any Fund in the Trust is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund of the Trust continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolio is organized as a New York trust. The Portfolio is not subject to federal income taxation or income or franchise tax in the State of New York of The Commonwealth of Massachusetts. The investment by the Fund in the Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

                       PERFORMANCE DATA

      From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See the Prospectus.

      Yield Quotations. As required by the regulations of the SEC, current yield for the Money Market Fund is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven day calendar period, dividing the net change in account value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for the Money Market Fund is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

      For the seven calendar days ended November 30, 1998, the current yield and effective yield of the Money Market Fund were 5.09% and 5.22%, respectively. These figures reflect a fee waiver in effect during the relevant time period. In the absence of such waiver, these figures would have been 4.89% and 5.01%, respectively.

      Total Return Quotations. As required by the regulations of the SEC, the annualized total return of the Fund for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount that would have been received upon redemption. As of November 30, 1998, the Money Market Fund's annualized one-, five- and ten-year total returns were 4.82%, 4.89% and 5.21%, respectively.

       Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

      General. The Fund's performance will vary from time to time depending upon market conditions, the composition of the Portfolio, and its total operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

     Comparative performance information may be used from time to time in advertising the Fund's shares, including appropriate market indices including the benchmarks indicated under "Investment Advisor" above or data from Lipper, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

      From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends, (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund, (5) descriptions of investment strategies for the Fund,
(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings br recognized rating organizations;
(9) discussions of various statistical methods quantifying the Fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

Portfolio Transactions

      The Advisor places orders for the Portfolio for all purchases and sales of portfolio securities, enters into repurchase agreements and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Portfolio. See "Investment Objective and Policies."

      Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

      Portfolio transactions will be undertaken principally to accomplish the Portfolio's objective in relation to expected movements in the general level of interest rates. The Portfolio may engage in short-term trading consistent with its objective. See "Investment Objectives and Policies."

       In  connection  with  portfolio  transactions  for  the
Portfolio,  Morgan  intends  to  seek  best  execution  on   a
competitive basis for both purchases and sales of securities.

       The Portfolio has a policy of investing only in securities with maturities of less than thirteen months, which policy will result in high portfolio turnovers. Since brokerage commissions are not normally paid on investments which the Portfolio makes, turnover resulting from such investments should not adversely affect the net asset value or net income of the Portfolio.

      Subject to the overriding objective of obtaining best execution of orders, the Advisor may allocate a portion of the Portfolio's brokerage transactions to affiliates of the Advisor. In order for affiliates of the Advisor to effect any portfolio transactions for the Portfolio, the commissions, fees or other renumeration received by such affiliates must be reasonable and fair compared to the commissions, fees or other renumeration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of the Portfolio, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees or other renumeration paid to such affiliates are consistent with the foregoing standard.

      Portfolio securities will not be purchased from or through or sold to or through the Portfolio's Co-Administrator, the Advisor, the Fund's Administrator or the Distributor or any other "affiliated person" as defined in the 1940 Act, of the Co-Administrator, Advisor, Fund Administrator or Distributor when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolio will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor or an affiliate of the Advisor is a member, except to the extent permitted by law.

     On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of the Portfolio as well as other customers including other customers including other Portfolios, the Advisor, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold, as well as any expense incurred in the transaction, will be made by the Advisor in the manner it considers to be most equitable and consistent with the Advisor's fiduciary obligations to the Portfolio. In some instances, this procedure might adversely affect the Portfolio.

Massachusetts Trust

      The Fund is a separate and distinct series of the Trust which is commonly known as a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

      Effective  May  12, 1997, the name of  The  Money  Market
Portfolio was changed to The Prime Money Market Portfolio.

      Under Massachusetts's law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

      No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdiction, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

     The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

      The  Trust  shall  continue without  limitation  of  time
subject   to  the  provisions  in  the  Declaration  of   Trust
concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

      The Trust is an open-end management investment company organized as a Massachusetts business trust in which each of the Funds represent a separate series of shares of beneficial interest. See "Massachusetts Trust" above.

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value)  of  one  or more series and to divide  or  combine  the shares of any series, if applicable without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

     The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than
50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

      Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanies by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

      The Trustees have authorized the issuance and sale to the public of shares of ten series of the Trust. The Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

Control Persons

      As of January 21, 1999, the following persons or entities owned more than 5% of the outstanding share of the Fund.
Certain of these shareholders are omnibus organizations.

     Sanwa Bank, San Francisco, California                  14%
     Bear Stearns, Brroklyn, New York                    7%
     Benefits Resources, Inc., Shelton, Connecticut                6%
     DCIP, Las Vegas, Nevada                        6%

Management Ownership

      As of January 21, 1999, all management personnel (i.e., Fund officers, Trustees and advisory board members) as a group owned beneficially less than 1% of the outstanding shares of the Fund, except for Robert P. Watson who owns 72,704 of the outstanding shares of the Fund.

Master-Feeder Investment Structure

      Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end investment management company which seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, also called the "Master Portfolio." The Portfolio is a separate registered investment company with the same investment objective as the Fund, also called the "Feeder Fund." Generally, when a Master Portfolio seeks a vote to change any of its fundamental restrictions or policies, the Feeder Fund will hold a shareholder meeting and cast its vote proportionally, as instructed by its shareholders. Fund shareholders are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which the shares of the Fund shall be entitled to vote.

      In additional to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's exposure. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Morgan at (800) 521-5411.

The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Trust to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund into another pooled investment entity having the same investment objective and restrictions and policies as the Fund.

Certain changes in the Portfolio's fundamental investment policies or restrictions, or a failure by the Fund's shareholders to approve such change in the Portfolio's investment restrictions, may require additional withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of the Portfolio's portfolio securities, as opposed to a cash distribution, which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or may adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other changes in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns.

Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a Fund). Also, funds with greater pro rata ownership in the Portfolio could have effective voting control over the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by the Fund's shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do not give voting instructions. Shareholders of the Fund who do not vote will have no affect on the outcome of such matters.

Additional Information

       This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act and the Portfolio's Registration Statement filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the Exhibits filed therewith may be examined at the office of the SEC in Washington DC.

      Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.


                     FINANCIAL STATEMENTS

      The following audited Financial Statements and the Notes for the Fund, and the Report of Independent Accountant of PricewaterhouseCoopers LLP are incorporated by reference to this SAI from their respective annual report filing made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. The following Financial Statements and reports are available without charge by calling The Managers Funds at
(800) 835-3879, on The Managers Funds Internet website at http://www.managersfunds.com or on the SEC's Internet website at http://www.sec.gov.



                          APPENDIX A

                DESCRIPTION OF SECURITY RATINGS

STANDARD & POOR'S:

CORPORATE AND MUNICIPAL BONDS

AAA -      Debt rated AAA has the highest ratings assigned  by
     Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -      Debt  rated  BBB is regarded as having an  adequate
     capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB is regarded as having less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 -     This designation indicates that the degree of safety
     regarding timely payment is very strong.

SHORT-TERM TAX-EXEMPT NOTES

SP-1 -   The short-term tax-exempt note rating of SP-1 is  the
     highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

SP-2 -     The  short-term tax-exempt note rating of SP-2  has
     satisfactory capacity to pay principal and interest.

MOODY'S:

CORPORATE AND MUNICIPAL BONDS

Aaa -      Bonds  which are rated Aaa are judged to be of  the
     best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -      Bonds  which are rated Baa are considered as medium
     grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds  which  are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

COMMERCIAL PAPER, INCLUDING TAX EXEMPT

Prime-1 - Issuers   rated   Prime-1  (or  related   supporting
          institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

          --   Leading  market  positions in well  established
               industries.
          --   High rates of return on funds employed.
          --   Conservative  capitalization  structures   with
               moderate  reliance  on  debt  and  ample  asset
               protection.
          --   Broad  margins  in earnings coverage  of  fixed
               financial   charges  and  high  internal   cash
               generation.
          --   Well established access to a range of financial
               markets   and  assured  sources  of   alternate
               liquidity.

SHORT-TERM TAX EXEMPT NOTES

MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.



                    THE MANAGERS FUNDS


PART C.        OTHER INFORMATION
               -----------------

Item 23.       Exhibits
               --------

1. (a)    -Declaration of Trust dated November 23, 1987

          Previously filed with Post-Effective Amendment No. 20 of the Registrant with the Securities and Exchange Commission on 9/28/90; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

          -Amendment to Declaration of Trust dated May 12, 1993.

                Previously filed with Post-Effective Amendment No. 32 of the Registrant with the Securities and Exchange Commission on 11/5/93; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

          -Amendment to Declaration of Trust dated June 30, 1993.

                Previously filed with Post-Effective Amendment No. 32 of the Registrant with the Securities and Exchange Commission on 11/5/93; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

          -Amendment to Declaration of Trust dated December 8, 1997.

                Previously  filed with Post-Effective  Amendment
          No. 43 of the Registrant with the Securities and Exchange Commission on 4/29/98.

   (b)    By-Laws of the Trust.

                Previously filed with Post-Effective Amendment No. 20 of the Registant with the Securities and Exchange Commission on 9/28/90; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

   (c)    Instruments Defining Rights of Security Holders.

                Previously filed with Post-Effective Amendment No. 34 of the Registrant with the Securities and Exchange Commission 3/7/95; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

   (d)    Investment Advisory Contracts.
                -Fund Management Agreement dated August 17, 1990 between EAIMC Partners, L.P. (now "The Managers Funds,
          L.P.") and the Trust.

                Previously filed with Post-Effective Amendment No. 32 of the Registrant with the Securities and Exchange Commission on 11/5/93; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

               -Asset Management Agreements between The Managers
          Funds, L.P. and each of the Asset Managers identified in the Registration Statement.

                Previously filed with Post-Effective Amendment No. 32 of the Registrant with the Securities and Exchange Commission on 11/5/93; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

   (e)    Underwriting Contracts.
                -Form  of  Distribution  Agreement  between  The
          Managers Funds and The Managers Funds, L.P.

                Previously filed with Post-Effective Amendment No. 28 of the Registrant with the Securities and Exchange Commission on 11/9/92; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

   (f)    Bonus or Profit Sharing Contracts.

          Not Applicable.

   (g)    Custodian Agreements.
               -Form of the Custodian Agreement with State
          Street Bank and Trust Company.

                Previously filed with Post-Effective Amendment No. 28 of the Registrant with the Securities and Exchange Commission on 11/9/92; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

   (h)    Other Material Contracts.
                -Transfer Agency Agreement between The Managers Funds and State Street Bank and Trust Company.

                Previously filed with Post-Effective Amendment No. 33 of the Registrant with the Securities and Exchange Commission on 4/24/94; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

                -Form of Administration and Shareholder Servicing Agreement between the Trust and The Managers Funds, L.P.

                Previously filed with Post-Effective Amendment No. 28 of the Registrant with the Securities and Exchange Commission on 11/9/92; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

                -Form of License Agreement Relating to the Use of Name between The Managers Funds and The Managers Funds, L.P.

                Previously filed with Post-Effective Amendment No. 28 of the Registrant with the Securities and Exchange Commission on 11/9/92; Refiled electronically with Post-Effective Amendment No. 41 of the Registrant with the Securities and Exchange Commission on 10/16/97.

   (i)    Opinion and Consent of Swidler Berlin Shereff Friedman, LLP

               Refiled electronically in and incorporated by reference to PEA 41 on 10/16/97; initially filed in PEA 20 on 9/28/90.

   (j)    Other Opinions.
               -Consent of Independent Accountants
          PricewaterhouseCoopers LLP
               -Consent of Independent Accountants
          PricewaterhouseCoopers LLP

   (k)    Omitted Financial Statements.
          Not Applicable.

   (l)    Initial Capital Agreements.
          Not Applicable.

   (m)    Rule 12b-1 Plan.
          Not Applicable.

   (n)    Financial Data Schedules.
          -Income Equity Fund
          -Capital Appreciation Fund
          -Special Equity Fund
          -International Equity Fund
          -Emerging Markets Equity Fund
          -Bond Fund
          -Short and Intermediate Bond Fund
          -Intermediate Mortgage Fund
          -Global Bond Fund
          -Money Market Fund

   (o)    Rule 18f-3 Plan.
          Not Applicable.

2.        (a)   Powers  of  Attorney  for  William  H.  Graulty,
          Madeline  H. McWhinney, Steven J. Paggioli, Thomas  R.
          Schneeweis, Robert P. Watson and Donald S. Rumery

                Previously  filed with Post-Effective  Amendment
          No. 42 of the Registrant with the Securities and Exchange Commission on 12/31/97.

          (b) Powers of Attorney for the Trustees and President and Treasurer of The Prime Money Market Portfolio:
          Michael P. Mallardi, Frederick S. Addy, William G. Burns, Matthew Healey, Arthur C. Eschenlauer and Richard W. Ingram

                Previously  filed with Post-Effective  Amendment
          No.  41  of  the  Registrant with the  Securities  and
          Exchange Commission on 10/16/97.
-----------------------------------------
* Included as an exhibit to this filing.

Item 24.            Persons Controlled by or Under Common
               Control with the Funds.
                         ---------------------------------------
               ------

               None.

Item 25.       Indemnification.
               ----------------
The following sections of the Registrant's Declaration of Trust, dated November 23, 1987, which relate to indemnification of Trustees, officers and others by the Trust and to exemption from personal liability of Trustees, officers and others, also relate to indemnification: Section 2.9 (d), (f); Sections 4.1 - 4.3; and Section 8.3 (b).

These Sections are reproduced below.

     Section 2.9. Miscellaneous Powers. The Trustee shall have the power to: (d) purchase, and pay for out of the Trust
Property, insurance policies insuring the Shareholders, Trustees, Officers, employees, agents, Investment Advisers, Distributors, selected dealers or independent contractors of the Trust against all claims arising by reason of holding any such position or by reason of any action taken or omitted by any such Person in such capacity, whether or not constituting negligence, or whether or not the Trust would have the power to indemnify such Person against such liability; (f) to the extent permitted by law, indemnify any person with whom the Trust has dealings, including the Investment Adviser, Distributor, Transfer Agent and selected dealers, to such extent as the Trustees shall determine;

                         ARTICLE IV

          LIMITATIONS OF LIABILITY OF SHAREHOLDERS,
                     TRUSTEES AND OTHERS

      Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any person, other than to the Trust or its Shareholders, in connection with the Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person, and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any or proceeding to enforce any such liability of the Trust or any Series, he shall not, on account thereof, be held to any personal liability. The Trust or Series shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under this
Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

     Section  4.2.   Non-liability  of  Trustees,  Etc.   No
Trustee, officer, employee or agent of the Trust shall be liable to the Trust or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office or for his failure to act in good faith in the reasonable belief that his action was in the best interests of the Trust. Notwithstanding anything in this Article IV or elsewhere in this Declaration to the contrary and without in any way increasing the liability of the Trustees beyond that otherwise provided in this Declaration, no Trustee shall be liable to the Trust or to any Shareholder, Trustee, officer, employee or agent for monetary damages for breach of fiduciary duty as a Trustee; provided that such provision shall not eliminate or limit the liability of a Trustee (i) for any breach of the Trustee's duty of loyalty to the Trust or its Shareholders,
(ii) for acts or omissions not in good faith or which involve intentional misconduct or knowing violation of law, or (iii) for any transaction from which the Trustee derived an improper personal benefit.

    Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

              (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust or any Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or aid by him in connection with any claim, action, suit or proceeding in which he became involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b) No indemnification shall be provided hereunder to a Trustee or officer:


               (i) against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (ii)   with respect to any matter as to which
     he  shall   have been finally adjudicated not  to  have
     acted in good  faith in the reasonable belief that  his
     action was in the   best interest of the Trust;

               (iii) in the event of a settlement involving a final adjudication as provided in paragraph
          (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

               (A) by the court or other body approving the settlement or other disposition; or

               (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by
          (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

               (C)   The  rights  of indemnification  herein
          provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter by entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

               (d)  Expenses of preparation and presentation
          of a defense to any claim, action, suit or proceeding of the character described in paragraph
          (a) of this Section 4.3 may be advanced by the Trust or any Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either

               (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

               (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter), or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

    Section 8.3. Amendment Procedure. (b) No amendment may be made under this Section 8.3 which would change any rights with respect to any Shares of the Trust or of any Series by reducing the amount payable thereon upon liquidation of the Trust or by diminishing or eliminating any voting rights pertaining thereto, except with the vote or consent of the holders of two-thirds of the Shares outstanding and entitled to vote, or by such other vote as may be established by the Trustees with respect to any Series of Shares. Nothing contained in this Declaration shall permit the amendment of this Declaration to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees and agents of the Trust or to permit assessments upon Shareholders.

Item 26.              Business  and  Other  Connections  of  the
               Investment Adviser.
                         ---------------------------------------
               ----------
The business and other connections of the officers and directors of The Managers Funds, L.P. (the Registrant's Manager), and the asset managers of the Registrant are listed in Schedules A and D of their respective ADV Forms as currently on file with the Commission, the texts of which Schedules are hereby incorporated herein by reference.

The file numbers of said ADV Forms are as follows:

     The Managers Funds, L.P.                801-19215
     Scudder Kemper Investments, Inc.        801-252
     Chartwell Investment Partners, L.P.     801-54124
     Roxbury Capital Management, LLC         801-55521
     Essex Investment Management Co., LLC    801-12548
     Kern Capital Management LLC             801-54766
     Liberty Investment Management, a
       Division of Goldman Sachs Asset
       Management                            801-21343
     Pilgrim, Baxter & Associates, Ltd.      801-19165RC
     Westport Asset Management, Inc.         801-21854
     Lazard Asset Management                 801-6568
     King Street Advisors, Limited           801-55470
     Loomis, Sayles & Company, L.P.          801-17000
     Standish, Ayer & Wood, Inc.             801-584
     Jennison Associates LLC                 801-5608
     Rogge Global Partners, plc.             801-25482


Item 27.       Principal Underwriters.
               -----------------------
     (a) The Managers Funds, L.P. ("TMF") acts as principal underwriter for the Registrant. TMF does not currently act as principal underwriter for any other investment company. TMF's address is 40 Richards Avenue, Norwalk, Connecticut 06854.

     (b) The business and other connections of the officers and directors of The Managers Funds, L.P. (formerly EAIMC Partners, L.P.) (the Registrant's Manager), are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-19215.

     (c)  Not Applicable.

Item 30.       Location of Accounts and Records.
               ---------------------------------

          All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and Rules 31a-1 and 31a-3 promulgated thereunder are maintained in the following locations:

Rule 31a-1

(a) Records forming the basis for financial statements of Registrant are kept at the principal offices of SSB, Managers, Adviser & AM (see legend below).

Legend:       Managers:      The Managers Funds
                             40 Richards Avenue
                             Norwalk, Connecticut  06854

              SSB:           State Street Bank and Trust
                              Company
                             225 Franklin Street
                             Boston, Massachusetts  02110

              Adviser:       The Managers Funds, L.P.
                             40 Richards Avenue
                             Norwalk, Connecticut  06854

              AM:            Asset Managers (see Statement of
                              Additional Information section
                              entitled "Management of the
                              Funds" for the name, address
                              and a description of the asset
                              managers of each Fund)

(b)  Managers Records:


                 (1)      SSB -- Journals containing daily
                 record of securities transactions,
                 receipts and deliveries of securities and receipts and disbursements of cash.

                 (2)      SSB -- General and auxiliary
                         ledgers

                 (3)      Not Applicable

                 (4)      Managers -- Corporate Documents

                 (5)      AM -- Brokerage orders

                 (6)      AM -- Other portfolio purchase
                          orders

                 (7)      SSB -- Contractual commitments

                 (8)      SSB and Managers -- Trial balances

                 (9)      AM -- Reasons for brokerage
                          allocations

                 (10)     AM -- Persons authorizing
                          purchases and sales

                 (11)     Managers and AM -- Files of
                          advisory material


(c)    Not applicable

(d)  Adviser -- Broker/dealer records, to the
                extent applicable

(e)  Not applicable

(f)  Adviser and AM -- Investment adviser records


Item 31.       Management Services.
               --------------------

          Not Applicable.


Item 32.       Undertakings.
               -------------

(a) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  (b) The Registrant shall furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

  (c) If requested to do so by the holders of at least 10% of the Registrant's outstanding shares, the Registrant will call a meeting of shareholders for the purpose of voting upon the removal of a trustee or trustees and the Registrant will assist communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.



                               SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Norwalk, and the State of Connecticut on this 29th day of January, 1999.

                        THE MANAGERS FUNDS

                        By:/s/Robert P. Watson
                           Robert P. Watson
                           President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Robert P. Watson*
--------------------
Robert P. Watson
Trustee and President
Principal Executive
Officer

Donald S. Rumery*
--------------------
Donald S. Rumery
Principal Financial
and Accounting Officer

William W. Graulty*
--------------------
William W. Graulty
Trustee

Madeline H. McWhinney*
---------------------
Madeline H. McWhinney
Trustee

Steven J. Paggioli*
---------------------
Steven J. Paggioli
Trustee

Thomas R. Schneeweis*
---------------------
Thomas R. Schneeweis
Trustee

By: /s/Robert P. Watson
    Robert P. Watson, as attorney-in-fact pursuant to a
power of attorney previously filed.


                           SIGNATURES

        The Prime Money Market Portfolio (the "Portfolio") has duly caused this registration statement on Form N-1A ("Registration Statement") of The Managers Funds (the "Trust") (File No. 2-84012) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of George Town, Grand Cayman, on the 29th day of January, 1999.


THE PRIME MONEY MARKET PORTFOLIO

By: /s/ Jacqueline Henning
Jacqueline Henning
Assistant Secretary and Assistant Treasurer

     Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on January 29, 1999.

Richard W. Ingram*
-------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting
Officer) of the Portfolio

Matthew Healey*
-------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal
Executive Officer) of the Portfolio

Frederick S. Addy*
-------------------------
Frederick S. Addy
Trustee of the Portfolio

William G. Burns*
-------------------------
William G. Burns
Trustee of the Portfolio

Arthur C. Eschenlauer*
------------------------
Arthur C. Eschenlauer
Trustee of the Portfolio

Michael P. Mallardi*
------------------------
Michael P. Mallardi
Trustee of the Portfolio

*By /s/ Jacqueline Henning
-------------------------
    Jacqueline Henning, as attorney-in-fact pursuant to a
power of  attorney previously filed.
                                         The Managers Funds
                                         40 Richards Avenue
                                         Norwalk, CT 06854
                                         (203)857-5321

January 29, 1999

VIA EDGAR
---------
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549


Re:  The Managers Funds Post-Effective Amendment 44
     to Registration Statement on Form N-1A
     File Nos. 2-84012; 811-3752
     -----------------------------------------------

Commissioners:

We are hereby filing Post Effective Amendment No. 44 to The Managers Funds' (the "Trust") Registration Statement on Form N-1A (the "Amendment") under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"), as amended.

The Amendment is filed pursuant to paragraph (a) of Rule 485 under the 1933 Act and is being filed as the Trust's annual update to its Registration Statement and in response to the Commission's Plain English Initiative.

It is proposed that this Amendment become effective on April
1, 1999.

It is anticipated that a filing pursuant to paragraph (b) of Rule 485 under the 1933 Act will be made to update the Financial Statements with audited 1998 numbers and to include the Financial Data Schedules of such Financial
Statements.

Should you have any questions on this filing, please feel free to call the undersigned at (203)857-5321, or Judith L.
Shandling of Swidler Berlin Shereff Friedman, LLP at
(212)891-9459.




Sincerely,
/s/Donald S. Rumery
Donald S. Rumery
Secretary

cc:  Judith L. Shandling, Esquire